UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04409

Eaton Vance Municipals Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Deidre E. Walsh

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

July 31

Date of Fiscal Year End

January 31, 2022

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Municipals Trust

Semiannual Report

January 31, 2022

Arizona    •    Connecticut    •     Minnesota    •    New Jersey    •    Pennsylvania

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of each Fund. Accordingly, neither the Funds nor the adviser with respect to the operation of the Funds is subject to CFTC regulation. Because of its management of other strategies, the Funds’ adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report January 31, 2022

Eaton Vance

Municipal Income Funds

Eaton Vance

Arizona Municipal Income Fund

January 31, 2022

Performance1,2

Portfolio Manager(s) Trevor G. Smith

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years

Class A at NAV	12/13/1993	07/25/1991	–2.87%	–2.10%	2.91%	2.76%
Class A with 4.75% Maximum Sales Charge	—	—	–7.52	–6.79	1.91	2.26
Class C at NAV	12/16/2005	07/25/1991	–3.21	–2.79	2.14	2.14
Class C with 1% Maximum Sales Charge	—	—	–4.17	–3.75	2.14	2.14
Class I at NAV	08/03/2010	07/25/1991	–2.77	–1.91	3.12	2.96

Bloomberg Municipal Bond Index	—	—	–3.10%	–1.89%	3.46%	3.20%
Bloomberg Arizona Municipal Bond Index			–2.96	–1.88	3.18	3.15

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I

				0.67%	1.42%	0.47%

% Distribution Rates/Yields[4]				Class A	Class C	Class I

Distribution Rate				1.98%	1.22%	2.19%
Taxable-Equivalent Distribution Rate				3.63	2.24	4.00
SEC 30-day Yield				0.67	–0.05	0.91
Taxable-Equivalent SEC 30-day Yield				1.23	–0.08	1.66

Fund Profile

Credit Quality (% of total investments)6

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Connecticut Municipal Income Fund

January 31, 2022

Performance1,2

Portfolio Manager(s) Trevor G. Smith

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years

Class A at NAV	04/19/1994	05/01/1992	–2.84%	–2.00%	2.61%	2.49%
Class A with 4.75% Maximum Sales Charge	—	—	–7.46	–6.65	1.62	1.99
Class C at NAV	02/09/2006	05/01/1992	–3.22	–2.75	1.84	1.89
Class C with 1% Maximum Sales Charge	—	—	–4.18	–3.71	1.84	1.89
Class I at NAV	03/03/2008	05/01/1992	–2.74	–1.81	2.81	2.69

Bloomberg Municipal Bond Index	—	—	–3.10%	–1.89%	3.46%	3.20%
Bloomberg Connecticut Municipal Bond Index	—	—	–2.98	–1.89	3.31	2.68

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I

				0.69%	1.44%	0.49%

% Distribution Rates/Yields[4]				Class A	Class C	Class I

Distribution Rate				2.07%	1.30%	2.27%
Taxable-Equivalent Distribution Rate				3.96	2.50	4.35
SEC 30-day Yield				0.70	–0.02	0.94
Taxable-Equivalent SEC 30-day Yield				1.34	–0.03	1.79

Fund Profile

Credit Quality (% of total investments)6

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

Minnesota Municipal Income Fund

January 31, 2022

Performance1,2

Portfolio Manager(s) Christopher J. Eustance, CFA and Julie P. Callahan

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years

Class A at NAV	12/09/1993	07/29/1991	–2.68%	–1.94%	2.61%	2.53%
Class A with 4.75% Maximum Sales Charge	—	—	–7.29	–6.58	1.60	2.03
Class C at NAV	12/21/2005	07/29/1991	–3.00	–2.71	1.83	1.92
Class C with 1% Maximum Sales Charge	—	—	–3.97	–3.67	1.83	1.92
Class I at NAV	08/03/2010	07/29/1991	–2.59	–1.75	2.81	2.73

Bloomberg Municipal Bond Index	—	—	–3.10%	–1.89%	3.46%	3.20%
Bloomberg Minnesota Municipal Bond Index	—	—	–3.06	–2.08	3.00	2.71

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I

				0.65%	1.40%	0.45%

% Distribution Rates/Yields[4]				Class A	Class C	Class I

Distribution Rate				1.49%	0.73%	1.70%
Taxable-Equivalent Distribution Rate				3.03	1.48	3.44
SEC 30-day Yield				0.51	–0.22	0.74
Taxable-Equivalent SEC 30-day Yield				1.04	–0.44	1.50

Fund Profile

Credit Quality (% of total investments)6

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

4

Eaton Vance

New Jersey Municipal Income Fund

January 31, 2022

Performance1,2

Portfolio Manager(s) Cynthia J. Clemson, Christopher J. Eustance, CFA and Julie P. Callahan

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years

Class A at NAV	04/13/1994	01/08/1991	–3.28%	–2.33%	3.74%	3.37%
Class A with 4.75% Maximum Sales Charge	—	—	–7.88	–6.97	2.74	2.87
Class C at NAV	12/14/2005	01/08/1991	–3.54	–3.00	2.98	2.76
Class C with 1% Maximum Sales Charge	—	—	–4.50	–3.95	2.98	2.76
Class I at NAV	03/03/2008	01/08/1991	–3.10	–2.11	3.96	3.57

Bloomberg Municipal Bond Index	—	—	–3.10%	–1.89%	3.46%	3.20%
Bloomberg New Jersey Municipal Bond Index	—	—	–3.43	–1.39	4.82	3.80

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I

				0.67%	1.42%	0.47%

% Distribution Rates/Yields[4]				Class A	Class C	Class I

Distribution Rate				1.94%	1.18%	2.14%
Taxable-Equivalent Distribution Rate				3.86	2.34	4.27
SEC 30-day Yield				0.88	0.17	1.13
Taxable-Equivalent SEC 30-day Yield				1.75	0.34	2.24

Fund Profile

Credit Quality (% of total investments)6

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

5

Eaton Vance

Pennsylvania Municipal Income Fund

January 31, 2022

Performance1,2

Portfolio Manager(s) Christopher J. Eustance, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years

Class A at NAV	06/01/1994	01/08/1991	–3.03%	–1.64%	2.79%	2.85%
Class A with 4.75% Maximum Sales Charge	—	—	–7.63	–6.32	1.80	2.35
Class C at NAV	01/13/2006	01/08/1991	–3.37	–2.35	2.02	2.24
Class C with 1% Maximum Sales Charge	—	—	–4.32	–3.31	2.02	2.24
Class I at NAV	03/03/2008	01/08/1991	–2.92	–1.43	3.00	3.04

Bloomberg Municipal Bond Index	—	—	–3.10%	–1.89%	3.46%	3.20%
Bloomberg Pennsylvania Municipal Bond Index	—	—	–3.17	–1.81	3.88	3.51

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I

				0.71%	1.46%	0.51%

% Distribution Rates/Yields[4]				Class A	Class C	Class I

Distribution Rate				2.42%	1.65%	2.62%
Taxable-Equivalent Distribution Rate				4.31	2.94	4.67
SEC 30-day Yield				0.90	0.18	1.14
Taxable-Equivalent SEC 30-day Yield				1.60	0.33	2.04

% Total Leverage[5]

Residual Interest Bond (RIB) Financing						2.75%

Fund Profile

Credit Quality (% of total investments)6,7

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

6

Eaton Vance

Municipal Income Funds

January 31, 2022

Endnotes and Additional Disclosures

[1]

Bloomberg Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Bloomberg Arizona Municipal Bond Index is an unmanaged index of Arizona municipal bonds. Bloomberg Connecticut Municipal Bond Index is an unmanaged index of Connecticut municipal bonds. Bloomberg Minnesota Municipal Bond Index is an unmanaged index of Minnesota municipal bonds. Bloomberg New Jersey Municipal Bond Index is an unmanaged index of New Jersey municipal bonds. Bloomberg Pennsylvania Municipal Bond Index is an unmanaged index of Pennsylvania municipal bonds. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.

[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. The SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ.

[5]

Fund employs RIB financing. The leverage created by RIB investments provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of NAV). The cost of leverage rises and falls with changes in short-term interest rates. See “Floating Rate Notes Issued in Conjunction with Securities Held” in the notes to the financial statements for more information about RIB financing. RIB leverage represents the amount of Floating Rate Notes outstanding at period end as a percentage of Fund net assets plus Floating Rate Notes.

[6]

For purposes of the Fund’s rating restrictions, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

[7]	The chart includes the municipal bonds held by a trust that issues residual interest bonds, consistent with the Portfolio of Investments.

Fund profiles subject to change due to active management.

7

Eaton Vance

Municipal Income Funds

January 31, 2022

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2021 – January 31, 2022).

Actual Expenses:  The first section of each table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance Arizona Municipal Income Fund

	Beginning Account Value (8/1/21)	Ending Account Value (1/31/22)	Expenses Paid During Period* (8/1/21 – 1/31/22)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$971.30	$3.38	0.68%
Class C	$1,000.00	$967.90	$7.09	1.43%
Class I	$1,000.00	$972.30	$2.39	0.48%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.78	$3.47	0.68%
Class C	$1,000.00	$1,018.00	$7.27	1.43%
Class I	$1,000.00	$1,022.79	$2.45	0.48%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2021.

8

Eaton Vance

Municipal Income Funds

January 31, 2022

Fund Expenses — continued

Eaton Vance Connecticut Municipal Income Fund

	Beginning Account Value (8/1/21)	Ending Account Value (1/31/22)	Expenses Paid During Period* (8/1/21 – 1/31/22)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$971.60	$3.43	0.69%
Class C	$1,000.00	$967.80	$7.14	1.44%
Class I	$1,000.00	$972.60	$2.44	0.49%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.73	$3.52	0.69%
Class C	$1,000.00	$1,017.95	$7.32	1.44%
Class I	$1,000.00	$1,022.74	$2.50	0.49%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2021.

Eaton Vance Minnesota Municipal Income Fund

	Beginning Account Value (8/1/21)	Ending Account Value (1/31/22)	Expenses Paid During Period* (8/1/21 – 1/31/22)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$973.20	$3.23	0.65%
Class C	$1,000.00	$970.00	$6.95	1.40%
Class I	$1,000.00	$974.10	$2.24	0.45%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.93	$3.31	0.65%
Class C	$1,000.00	$1,018.15	$7.12	1.40%
Class I	$1,000.00	$1,022.94	$2.29	0.45%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2021.

9

Eaton Vance

Municipal Income Funds

January 31, 2022

Fund Expenses — continued

Eaton Vance New Jersey Municipal Income Fund

	Beginning Account Value (8/1/21)	Ending Account Value (1/31/22)	Expenses Paid During Period* (8/1/21 – 1/31/22)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$967.20	$3.37	0.68%
Class C	$1,000.00	$964.60	$7.08	1.43%
Class I	$1,000.00	$969.00	$2.38	0.48%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.78	$3.47	0.68%
Class C	$1,000.00	$1,018.00	$7.27	1.43%
Class I	$1,000.00	$1,022.79	$2.45	0.48%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2021.

Eaton Vance Pennsylvania Municipal Income Fund

	Beginning Account Value (8/1/21)	Ending Account Value (1/31/22)	Expenses Paid During Period* (8/1/21 – 1/31/22)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$969.70	$3.57	0.72%
Class C	$1,000.00	$966.30	$7.29	1.47%
Class I	$1,000.00	$970.80	$2.58	0.52%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.58	$3.67	0.72%
Class C	$1,000.00	$1,017.80	$7.48	1.47%
Class I	$1,000.00	$1,022.58	$2.65	0.52%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2021.

10

Eaton Vance

Arizona Municipal Income Fund

January 31, 2022

Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 92.7%
Security	Principal Amount (000’s omitted)	Value

Education — 19.0%

Arizona Industrial Development Authority, (Academies of Math & Science), 5.00%, 7/1/39(1)	$250	$283,943

Arizona Industrial Development Authority, (Doral Academy of Nevada):

5.00%, 7/15/39(1)	55	62,267

5.00%, 7/15/40(1)	350	395,671

Arizona Industrial Development Authority, (Pinecrest Academy of Nevada):

4.00%, 7/15/40(1)	60	63,243

4.00%, 7/15/50(1)	60	62,493

Arizona Industrial Development Authority, (Somerset Academy of Las Vegas), 3.00%, 12/15/31(1)	525	529,394

Arizona State University: 5.00%, 7/1/36	1,150	1,285,631

Green Bonds, 5.00%, 7/1/40	1,000	1,225,120

Prerefunded to 7/1/22, 5.00%, 7/1/37	830	845,206

Glendale Industrial Development Authority, AZ, (Midwestern University Foundation):

(AMT), 2.125%, 7/1/33	250	231,163

(AMT), 5.00%, 7/1/28	850	1,011,908

Glendale Industrial Development Authority, AZ, (Midwestern University):

5.00%, 5/15/25	1,500	1,514,610

5.00%, 5/15/31	175	213,127

La Paz County Industrial Development Authority, AZ, (Harmony Public Schools), 4.00%, 2/15/41	430	467,410

Maricopa County Industrial Development Authority, AZ, (Legacy Traditional Schools), 4.00%, 7/1/41(1)	500	544,155

Northern Arizona University, 5.00%, 6/1/38	1,000	1,138,890

Pima County Community College District, AZ:

5.00%, 7/1/33	300	360,033

5.00%, 7/1/35	720	862,517

University of Arizona:

5.00%, 6/1/38	1,500	1,714,410

5.00%, 8/1/38	600	745,008

5.00%, 6/1/42	500	606,490

		$14,162,689

Electric Utilities — 5.6%

Mesa, AZ, Utility Systems Revenue, 4.00%, 7/1/31	$1,160	$1,279,283

Pinal County Electrical District No. 3, AZ:

5.00%, 7/1/29	450	549,562

5.00%, 7/1/33	1,000	1,136,150

Salt River Project Agricultural Improvement and Power District, AZ, 5.00%, 1/1/35	1,000	1,193,030

		$4,158,025

Security	Principal Amount (000’s omitted)	Value

Escrowed / Prerefunded — 2.7%

Arizona State University, Prerefunded to 7/1/22, 5.00%, 7/1/37	$170	$173,221

Kyrene Elementary School District No. 28, AZ, Prerefunded to 7/1/23, 5.50%, 7/1/30	200	213,244

Phoenix Civic Improvement Corp., AZ, Water System Revenue, Prerefunded to 7/1/24, 5.00%, 7/1/39	1,500	1,641,735

		$2,028,200

General Obligations — 9.9%

Agua Fria Union High School District No. 216, AZ, 4.00%, 7/1/36	$1,000	$1,152,740

Chandler Unified School District No. 80, AZ, 4.00%, 7/1/33	225	247,531

Flagstaff, AZ, 4.00%, 7/1/28	110	126,553

Kyrene Elementary School District No. 28, AZ:

4.00%, 7/1/35	130	150,484

4.00%, 7/1/36	175	202,388

Paradise Valley Unified School District No. 69, AZ:

4.00%, 7/1/38	350	405,167

4.00%, 7/1/39	600	693,666

4.00%, 7/1/40	1,000	1,154,360

Peoria Unified School District No. 11, AZ, 4.00%, 7/1/31	350	397,271

Phoenix Union High School District No. 210, AZ, 4.00%, 7/1/39	300	344,583

Scottsdale Unified School District No. 48, AZ, 5.00%, 7/1/31	750	884,115

Tempe, AZ, 5.00%, 7/1/30	1,000	1,212,330

Western Maricopa Education Center District No. 402, AZ, 4.50%, 7/1/34	350	374,654

		$7,345,842

Hospital — 9.3%

Arizona Health Facilities Authority, (Scottsdale Lincoln Hospitals), 5.00%, 12/1/39	$1,665	$1,827,604

Maricopa County Industrial Development Authority, AZ, (Banner Health):

4.00%, 1/1/44	500	564,165

5.00%, 1/1/38	1,000	1,157,110

Maricopa County Industrial Development Authority, AZ, (HonorHealth):

4.00%, 9/1/37	250	286,188

5.00%, 9/1/32	400	482,156

Pima County Industrial Development Authority, AZ, (Tucson Medical Center), 4.00%, 4/1/36	840	971,897

Yavapai County Industrial Development Authority, AZ, (Yavapai Regional Medical Center), 5.25%, 8/1/33	500	530,285

Yuma Industrial Development Authority, AZ, (Yuma Regional Medical Center), 5.00%, 8/1/32	1,005	1,091,520

		$6,910,925

11	See Notes to Financial Statements.

Eaton Vance

Arizona Municipal Income Fund

January 31, 2022

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Housing — 2.1%

Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing, LLC - Arizona State University):

5.00%, 7/1/27	$125	$146,176

5.00%, 7/1/37	500	577,485

Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing II, LLC - Arizona State University):

5.00%, 7/1/39	500	582,995

5.00%, 7/1/44	250	288,758

		$1,595,414

Industrial Development Revenue — 1.5%

Maricopa County Pollution Control Corp., AZ, (El Paso Electric Co.):

3.60%, 2/1/40	$250	$267,115

4.50%, 8/1/42	850	860,089

		$1,127,204

Insured – Electric Utilities — 2.2%

Mesa, AZ, Utility Systems Revenue:

(NPFG), 5.00%, 7/1/23	$430	$455,645

(NPFG), Escrowed to Maturity, 5.00%, 7/1/23	450	475,987

(NPFG), Escrowed to Maturity, 5.00%, 7/1/23	120	126,930

Puerto Rico Electric Power Authority:

(NPFG), 5.25%, 7/1/29	320	337,098

Series SS, (NPFG), 5.00%, 7/1/25	220	225,060

		$1,620,720

Insured – General Obligations — 11.5%

Apache Junction Unified School District No. 43, AZ, (AGM), 5.00%, 7/1/24	$1,200	$1,307,064

Marana Unified School District No. 6, AZ, (AGM), 4.00%, 7/1/37	500	576,020

Maricopa County Elementary School District No. 3, AZ, (AGM), 5.00%, 7/1/25	2,670	3,005,833

Maricopa County Elementary School District No. 66, AZ:

(BAM), 4.00%, 7/1/33	435	505,931

(BAM), 4.00%, 7/1/34	230	266,278

(BAM), 4.00%, 7/1/37	375	432,810

(BAM), 4.00%, 7/1/39	400	460,132

Santa Cruz Valley Unified School District No. 35, AZ:

(AGM), 4.00%, 7/1/25	130	141,335

(AGM), 4.00%, 7/1/27	125	140,676

(AGM), 4.00%, 7/1/28	200	228,258

(AGM), 4.00%, 7/1/29	310	358,561

Security	Principal Amount (000’s omitted)	Value

Insured – General Obligations (continued)

Sun City Fire District, AZ, (AGM), 4.00%, 1/1/37	$1,000	$1,114,080

		$8,536,978

Insured – Special Tax Revenue — 5.5%

Glendale, AZ, Transportation Excise Tax Revenue, (AGM), 5.00%, 7/1/30	$1,250	$1,398,313

Phoenix Civic Improvement Corp., AZ, (Civic Plaza), (NPFG), 5.50%, 7/1/41	1,635	2,373,529

Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	450	344,043

		$4,115,885

Other Revenue — 2.4%

Oro Valley, AZ, Excise Tax and Parks and Recreation Tax Revenue:

5.00%, 7/1/27	$225	$267,034

5.00%, 7/1/28	175	211,512

Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.00%, 12/1/37	1,000	1,320,520

		$1,799,066

Senior Living / Life Care — 2.4%

Glendale Industrial Development Authority, AZ, (Royal Oaks - Inspirata Pointe), 5.00%, 5/15/41	$500	$557,860

Glendale Industrial Development Authority, AZ, (Terraces of Phoenix), 4.00%, 7/1/28	225	231,813

Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe):

4.00%, 12/1/29	380	418,593

4.00%, 12/1/30	500	551,990

		$1,760,256

Special Tax Revenue — 9.2%

American Samoa Economic Development Authority, 5.00%, 9/1/38(1)	$100	$119,246

Arizona Sports and Tourism Authority, (Multipurpose Stadium Facility), 5.00%, 7/1/29	1,000	1,015,420

Bullhead City, AZ, Excise Taxes Revenue, 2.10%, 7/1/36	580	539,446

Mesa, AZ, Excise Tax Revenue:

4.00%, 7/1/33	200	234,310

4.00%, 7/1/37	250	290,640

Prerefunded to 7/1/22, 5.00%, 7/1/32	1,000	1,018,530

Pinal County, AZ, Pledged Revenue:

4.00%, 8/1/33	600	682,782

4.00%, 8/1/36	500	567,425

12	See Notes to Financial Statements.

Eaton Vance

Arizona Municipal Income Fund

January 31, 2022

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue (continued)

Queen Creek, AZ, Excise Tax and State Shared Revenue, 5.00%, 8/1/30	$1,165	$1,344,154

Tempe, AZ, Transit Excise Tax Revenue:

5.00%, 7/1/37	625	636,844

Prerefunded to 7/1/22, 5.00%, 7/1/37	375	381,949

		$6,830,746

Transportation — 4.3%

Arizona Transportation Board, Highway Revenue, 5.00%, 7/1/33	$1,000	$1,088,970

Phoenix Civic Improvement Corp., AZ, Airport Revenue, (AMT), 5.00%, 7/1/31	2,000	2,102,140

		$3,191,110

Water and Sewer — 5.1%

Central Arizona Water Conservation District, 5.00%, 1/1/35	$1,500	$1,691,010

Gilbert Water Resources Municipal Property Corp., AZ, 4.00%, 7/1/36	750	819,412

Tucson, AZ, Water System Revenue:

5.00%, 7/1/32	545	640,288

5.00%, 7/1/35	530	619,072

		$3,769,782

Total Tax-Exempt Municipal Obligations — 92.7% (identified cost $65,663,487)		$68,952,842

Taxable Municipal Obligations — 4.1%
Security	Principal Amount (000’s omitted)	Value

Education — 0.5%

Arizona Industrial Development Authority, (Doral Academy of Northern Nevada), 3.375%, 7/15/25(1)	$175	$173,364

Arizona Industrial Development Authority, (Somerset Academy of Las Vegas), 2.50%, 12/15/22(1)	125	125,061

La Paz County Industrial Development Authority, AZ, (Harmony Public Schools), 3.00%, 2/15/24	95	94,035

		$392,460

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue — 3.6%

Cottonwood, AZ, Pledged Revenue, 2.625%, 7/1/35	$850	$852,703

Tempe, AZ, Transit Excise Tax Revenue:

1.145%, 7/1/27	540	520,846

1.345%, 7/1/28	1,330	1,283,530

		$2,657,079

Total Taxable Municipal Obligations — 4.1% (identified cost $3,111,405)		$3,049,539

Total Investments — 96.8% (identified cost $68,774,892)		$72,002,381

Other Assets, Less Liabilities — 3.2%		$2,395,398

Net Assets — 100.0%		$74,397,779

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Arizona municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At January 31, 2022, 19.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.5% to 11.5% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2022, the aggregate value of these securities is $2,358,837 or 3.2% of the Fund’s net assets.

Abbreviations:

AGM	–	Assured Guaranty Municipal Corp.

AMBAC	–	AMBAC Financial Group, Inc.

AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	–	Build America Mutual Assurance Co.

NPFG	–	National Public Finance Guarantee Corp.

13	See Notes to Financial Statements.

Eaton Vance

Connecticut Municipal Income Fund

January 31, 2022

Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 94.7%
Security	Principal Amount (000’s omitted)	Value

Bond Bank — 1.5%

Connecticut, (Revolving Fund), Green Bonds, 5.00%, 5/1/34	$1,000	$1,171,110

		$1,171,110

Education — 24.8%

Connecticut Health and Educational Facilities Authority, (Avon Old Farms School):

4.00%, 7/1/32	$250	$289,275

4.00%, 7/1/41	600	682,158

5.00%, 7/1/30	175	215,110

5.00%, 7/1/31	125	155,774

Connecticut Health and Educational Facilities Authority, (Brunswick School):

5.00%, 7/1/31	500	508,235

5.00%, 7/1/32	1,125	1,143,382

Connecticut Health and Educational Facilities Authority, (Choate Rosemary Hall):

4.00%, 7/1/33	340	394,580

4.00%, 7/1/34	375	434,783

4.00%, 7/1/35	310	358,924

Connecticut Health and Educational Facilities Authority, (Connecticut College), Prerefunded to 7/1/22, 5.00%, 7/1/30	1,255	1,278,519

Connecticut Health and Educational Facilities Authority, (Fairfield University), 4.00%, 7/1/47	2,450	2,648,450

Connecticut Health and Educational Facilities Authority, (Quinnipiac University), 5.00%, 7/1/34	1,475	1,670,541

Connecticut Health and Educational Facilities Authority, (Sacred Heart University):

5.00%, 7/1/33	275	337,538

5.00%, 7/1/37	450	519,934

Connecticut Health and Educational Facilities Authority, (The Taft School):

4.00%, 7/1/28	135	154,251

4.00%, 7/1/29	100	113,797

4.00%, 7/1/30	125	141,720

4.00%, 7/1/33	430	485,272

4.00%, 7/1/34	1,095	1,234,821

4.00%, 7/1/36	430	483,987

Connecticut Health and Educational Facilities Authority, (Trinity College), 4.00%, 6/1/41	705	816,714

Connecticut Health and Educational Facilities Authority, (University of New Haven):

5.00%, 7/1/34	810	934,100

5.00%, 7/1/35	850	979,191

Security	Principal Amount (000’s omitted)	Value

Education (continued)

Connecticut Health and Educational Facilities Authority, (Yale University):

0.375% to 7/12/24 (Put Date), 7/1/35	$1,000	$980,650

1.10% to 2/7/23 (Put Date), 7/1/48	500	502,000

5.00%, 7/1/27	1,000	1,191,420

University of Connecticut:

4.00%, 2/15/35	125	142,561

5.00%, 11/15/29	1,000	1,030,830

		$19,828,517

Escrowed / Prerefunded — 3.3%

Greater New Haven Water Pollution Control Authority, CT, Prerefunded to 8/15/24, 5.00%, 8/15/32	$1,000	$1,098,960

Hartford County Metropolitan District, CT, (Clean Water), Prerefunded to 4/1/22, 5.00%, 4/1/36	1,500	1,511,520

		$2,610,480

General Obligations — 20.8%

Bridgeport, CT:

5.00%, 8/1/29	$350	$426,730

5.00%, 8/1/32	175	218,521

Colchester, CT, 4.00%, 10/15/28	440	471,082

Connecticut:

4.00%, 1/15/36	1,000	1,143,730

5.00%, 4/15/30	1,150	1,412,246

5.00%, 4/15/39	100	121,782

Darien, CT, 4.00%, 8/1/37	1,310	1,484,243

East Haddam, CT:

3.00%, 12/1/35	400	428,540

3.00%, 12/1/37	290	308,998

East Lyme, CT, 4.00%, 7/15/30	100	116,295

Ellington, CT:

3.00%, 9/15/33	280	301,846

3.00%, 9/15/35	210	225,093

4.00%, 9/15/30	100	116,558

Enfield, CT, 4.00%, 8/1/29	500	564,250

Fairfield, CT, 5.00%, 1/1/23	1,000	1,040,000

Greenwich, CT:

4.00%, 7/15/29	450	480,123

4.00%, 7/15/30	250	266,610

4.00%, 7/15/32	400	426,176

Guilford, CT, 3.00%, 8/1/34	500	540,545

New Canaan, CT, 5.00%, 4/1/27	250	296,462

New Haven, CT, 4.00%, 8/1/32	250	284,323

14	See Notes to Financial Statements.

Eaton Vance

Connecticut Municipal Income Fund

January 31, 2022

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

North Branford, CT:

4.00%, 8/1/32	$150	$173,751

4.00%, 8/1/33	100	115,786

North Haven, CT:

5.00%, 7/15/23	1,475	1,565,093

5.00%, 7/15/25	1,490	1,685,756

Rocky Hill, CT, 4.00%, 1/15/33	1,000	1,134,450

Trumbull, CT, 4.00%, 9/1/32	610	700,725

West Haven, CT, 4.00%, 9/15/36	500	564,270

		$16,613,984

Hospital — 10.7%

Connecticut Health and Educational Facilities Authority, (Nuvance Health), 4.00%, 7/1/41	$1,500	$1,657,950

Connecticut Health and Educational Facilities Authority, (Stamford Hospital):

4.00%, 7/1/46	1,120	1,205,859

5.00%, 7/1/33(1)	1,000	1,234,330

Connecticut Health and Educational Facilities Authority, (Trinity Health Corp.), 5.00%, 12/1/33	2,000	2,285,880

Connecticut Health and Educational Facilities Authority, (Yale-New Haven Health):

5.00%, 7/1/31	500	544,485

5.00%, 7/1/34	1,520	1,651,830

		$8,580,334

Housing — 2.2%

Connecticut Housing Finance Authority, 4.00%, 11/15/38	$750	$814,620

Connecticut Housing Finance Authority, (FHLMC), (FNMA), (GNMA), 3.20%, 11/15/33	890	916,353

		$1,730,973

Insured – Education — 6.4%

Connecticut Health and Educational Facilities Authority, (Loomis Chaffee School):

(AMBAC), 5.25%, 7/1/30	$1,950	$2,458,560

(AMBAC), 5.25%, 7/1/31	2,050	2,626,480

		$5,085,040

Insured – General Obligations — 5.9%

Bridgeport, CT, (AGM), 5.00%, 8/15/32	$1,120	$1,287,653

Hamden, CT:

(BAM), 5.00%, 8/15/31	300	376,065

(BAM), 5.00%, 8/1/32	500	613,255

(BAM), 5.00%, 8/1/35	500	604,630

Security	Principal Amount (000’s omitted)	Value

Insured – General Obligations (continued)

Hartford, CT:

(AGC), 5.00%, 8/15/28	$500	$501,990

(AGM), 5.00%, 4/1/31	240	241,670

New Haven, CT, (AGM), 5.00%, 8/1/25	1,000	1,090,470

		$4,715,733

Insured – Hospital — 1.4%

Connecticut Health and Educational Facilities Authority, (Hartford HealthCare Obligated Group), (AGM), 4.00%, 7/1/37	$1,000	$1,139,420

		$1,139,420

Insured – Transportation — 0.9%

Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	$670	$721,623

		$721,623

Insured – Water and Sewer — 4.7%

South Central Connecticut Regional Water Authority, (NPFG), 5.25%, 8/1/24	$3,420	$3,772,568

		$3,772,568

Lease Revenue / Certificates of Participation — 0.4%

Connecticut Health and Educational Facilities Authority, (State Supported Child Care), 5.00%, 7/1/27	$250	$294,278

		$294,278

Senior Living / Life Care — 2.9%

Connecticut Health and Educational Facilities Authority, (Covenant Home, Inc.), 5.00%, 12/1/34	$1,000	$1,156,770

Connecticut Health and Educational Facilities Authority, (Jerome Home):

4.00%, 7/1/23	130	134,806

4.00%, 7/1/31	235	261,031

Connecticut Health and Educational Facilities Authority, (McLean Affiliates, Inc.):

3.25%, 1/1/27(2)	250	252,585

5.00%, 1/1/45(2)	500	545,165

		$2,350,357

Special Tax Revenue — 2.7%

American Samoa Economic Development Authority, 5.00%, 9/1/38(2)	$100	$119,246

15	See Notes to Financial Statements.

Eaton Vance

Connecticut Municipal Income Fund

January 31, 2022

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue (continued)

Connecticut, Special Tax Obligation, (Transportation Infrastructure), 5.00%, 1/1/29	$2,000	$2,073,820

		$2,193,066

Student Loan — 1.4%

Connecticut Higher Education Supplemental Loan Authority:

(AMT), 4.00%, 11/15/30	$415	$423,794

(AMT), 4.125%, 11/15/33	150	154,014

(AMT), 5.00%, 11/15/28	250	290,448

(AMT), 5.00%, 11/15/29	250	294,457

		$1,162,713

Transportation — 1.3%

Connecticut Airport Authority, (Ground Transportation Center), (AMT), 4.00%, 7/1/49	$1,000	$1,071,760

		$1,071,760

Water and Sewer — 3.4%

South Central Connecticut Regional Water Authority:

4.00%, 8/1/34	$450	$517,122

5.00%, 8/1/32	355	437,186

Stamford, CT, (Water Pollution Control System):

4.00%, 4/1/44	1,000	1,129,990

5.00%, 9/15/29	200	225,186

5.00%, 9/15/30	125	140,741

5.00%, 4/1/33	100	122,450

5.00%, 4/1/34	100	122,382

		$2,695,057

Total Tax-Exempt Municipal Obligations — 94.7% (identified cost $72,605,517)		$75,737,013

Taxable Municipal Obligations — 4.8%
Security	Principal Amount (000’s omitted)	Value

Education — 0.8%

Connecticut Health and Educational Facilities Authority, (Avon Old Farms School):

1.20%, 7/1/22	$100	$99,889

1.30%, 7/1/23	250	248,300

1.65%, 7/1/24	300	296,514

		$644,703

Security	Principal Amount (000’s omitted)	Value

General Obligations — 4.0%

Naugatuck, CT:

1.14%, 9/15/26	$200	$193,592

1.40%, 9/15/27	250	242,155

1.60%, 9/15/28	255	247,340

1.79%, 9/15/29	750	731,415

Norwalk, CT, 1.255%, 8/1/27	1,500	1,457,160

Watertown, CT, 2.25%, 10/15/33	290	290,618

		$3,162,280

Total Taxable Municipal Obligations — 4.8% (identified cost $3,893,754)		$3,806,983

Total Investments — 99.5% (identified cost $76,499,271)		$79,543,996

Other Assets, Less Liabilities — 0.5%		$394,521

Net Assets — 100.0%		$79,938,517

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Connecticut municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At January 31, 2022, 19.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.5% to 6.4% of total investments.

(1)	When-issued/delayed delivery security.
(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2022, the aggregate value of these securities is $916,996 or 1.1% of the Fund’s net assets.

Abbreviations:

AGC	–	Assured Guaranty Corp.

AGM	–	Assured Guaranty Municipal Corp.

AMBAC	–	AMBAC Financial Group, Inc.

AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	–	Build America Mutual Assurance Co.

FHLMC	–	Federal Home Loan Mortgage Corp.

FNMA	–	Federal National Mortgage Association

GNMA	–	Government National Mortgage Association

NPFG	–	National Public Finance Guarantee Corp.

16	See Notes to Financial Statements.

Eaton Vance

Minnesota Municipal Income Fund

January 31, 2022

Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 92.3%
Security	Principal Amount (000’s omitted)	Value

Bond Bank — 1.1%

Minnesota Public Facilities Authority, (Revolving Fund):

5.00%, 3/1/29	$1,000	$1,147,300

5.00%, 3/1/30	1,000	1,145,160

		$2,292,460

Education — 14.1%

Minnesota Higher Education Facilities Authority, (Carleton College):

5.00%, 3/1/29	$2,250	$2,623,522

5.00%, 3/1/31	1,000	1,169,990

5.00%, 3/1/34	500	583,970

Minnesota Higher Education Facilities Authority, (College of Saint Benedict):

4.00%, 3/1/36	400	435,404

5.00%, 3/1/37	1,500	1,672,335

Minnesota Higher Education Facilities Authority, (College of St. Scholastica), 4.00%, 12/1/40	1,850	2,044,934

Minnesota Higher Education Facilities Authority, (Gustavus Adolphus College), 5.00%, 10/1/35	565	659,954

Minnesota Higher Education Facilities Authority, (Macalester College):

4.00%, 3/1/26	115	127,092

4.00%, 3/1/27	125	140,610

4.00%, 3/1/28	100	113,989

4.00%, 3/1/29	100	115,456

5.00%, 3/1/27	500	554,205

5.00%, 3/1/28	1,010	1,118,525

Minnesota Higher Education Facilities Authority, (St. Catherine University), 5.00%, 10/1/32	500	589,740

Minnesota Higher Education Facilities Authority, (St. Olaf College):

4.00%, 10/1/35	500	546,455

4.00%, 10/1/46	1,500	1,710,765

5.00%, 12/1/29	1,815	2,043,400

Minnesota Higher Education Facilities Authority, (University of St. Thomas):

4.00%, 10/1/32	910	1,032,513

4.00%, 10/1/36	500	554,000

4.00%, 10/1/37	500	553,565

5.00%, 10/1/30	650	765,024

5.00%, 10/1/34	250	303,768

5.00%, 4/1/35	750	843,495

Minnesota State Colleges and Universities:

5.00%, 10/1/26	1,535	1,791,330

5.00%, 10/1/27	1,000	1,196,050

Security	Principal Amount (000’s omitted)	Value

Education (continued)

St. Paul Housing and Redevelopment Authority, MN, (Hmong College Prep Academy), 5.00%, 9/1/43	$1,000	$1,138,930

University of Minnesota:

5.00%, 4/1/27	500	574,755

5.00%, 8/1/27	625	704,381

5.00%, 4/1/41	2,000	2,268,560

		$27,976,717

Electric Utilities — 5.3%

Chaska, MN, Electric System Revenue, 5.00%, 10/1/30	$550	$621,473

Hutchinson, MN, Public Utility Revenue, 5.00%, 12/1/26	350	362,334

Minnesota Municipal Power Agency:

5.00%, 10/1/33	250	274,585

5.00%, 10/1/34	250	274,515

5.00%, 10/1/35	200	219,392

Northern Municipal Power Agency, MN:

5.00%, 1/1/30	460	531,093

5.00%, 1/1/31	670	756,410

5.00%, 1/1/41	240	274,171

Rochester, MN, Electric Utility Revenue:

5.00%, 12/1/29	700	817,264

5.00%, 12/1/30	700	816,907

5.00%, 12/1/42	820	939,597

St. Paul Port Authority, MN, District Energy Revenue:

4.00%, 10/1/42	1,250	1,343,737

(AMT), 4.00%, 10/1/40	1,000	1,070,630

Western Minnesota Municipal Power Agency:

5.00%, 1/1/34	1,000	1,132,630

5.00%, 1/1/36	900	1,016,802

		$10,451,540

Escrowed / Prerefunded — 1.1%

Minnesota Higher Education Facilities Authority, (St. Catherine University):

Prerefunded to 10/1/22, 5.00%, 10/1/26	$280	$288,241

Prerefunded to 10/1/22, 5.00%, 10/1/27	310	319,123

Prerefunded to 10/1/22, 5.00%, 10/1/32	560	576,481

Western Minnesota Municipal Power Agency, Prerefunded to 1/1/24, 5.00%, 1/1/34	1,000	1,075,590

		$2,259,435

General Obligations — 42.3%

Andover, MN, 4.00%, 2/1/30	$795	$899,384

17	See Notes to Financial Statements.

Eaton Vance

Minnesota Municipal Income Fund

January 31, 2022

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

Anoka-Hennepin Independent School District No. 11, MN:

5.00%, 2/1/27	$1,000	$1,177,730

5.00%, 2/1/28	1,040	1,222,634

Brainerd Independent School District No. 181, MN, 5.00%, 2/1/25	575	641,234

Brooklyn Center, MN, 4.00%, 2/1/30	1,060	1,194,662

Burnsville, MN:

3.00%, 12/20/32	620	673,339

4.00%, 12/20/31	640	759,674

Centennial Independent School District No. 12, MN:

0.00%, 2/1/28	1,000	872,370

0.00%, 2/1/35	350	226,590

Cloquet Independent School District No. 94, MN, 5.00%, 2/1/30	2,000	2,220,980

Dilworth-Glyndon-Felton Independent School District No. 2164, MN, 4.00%, 2/1/27	730	808,439

Duluth, MN:

5.00%, 2/1/34	1,000	1,136,700

Series 2016A, 5.00%, 2/1/31	1,000	1,139,200

Series 2019C, 5.00%, 2/1/31	500	607,385

Eden Prairie Independent School District No. 272, MN, 5.00%, 2/1/30	1,000	1,188,730

Edina Independent School District No. 273, MN, 5.00%, 2/1/28	1,625	1,917,256

Elk River Area Independent School District No. 728, MN, 4.00%, 2/1/32	2,000	2,110,240

Hennepin County Regional Railroad Authority, MN, 5.00%, 12/1/32	675	823,385

Hennepin County, MN:

5.00%, 12/1/35	2,000	2,336,060

5.00%, 12/15/36	500	612,060

(SPA: TD Bank, N.A.), 0.06%, 12/1/38(1)	10,000	10,000,000

Hopkins Independent School District No. 270, MN, 4.00%, 2/1/25	1,250	1,288,425

Mahtomedi Independent School District No. 832, MN, 5.00%, 2/1/31	1,000	1,110,800

Mankato Area Public Schools Independent School District No. 77, MN, 4.00%, 2/1/38	640	727,859

Maple Grove, MN, 4.00%, 2/1/29	520	601,557

Maple River Independent School District No. 2135, MN, 4.00%, 2/1/38	1,315	1,514,170

Minneapolis Special School District No. 1, MN:

4.00%, 2/1/33	1,500	1,725,450

5.00%, 2/1/32	1,500	1,796,715

Minneapolis-St. Paul Metropolitan Council, MN:

4.00%, 3/1/30	1,000	1,145,150

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

Minneapolis-St. Paul Metropolitan Council, MN: (continued)

5.00%, 12/1/24	$2,000	$2,217,680

5.00%, 3/1/28	2,500	2,942,300

Minnesota:

5.00%, 8/1/32	2,000	2,251,100

5.00%, 8/1/34	500	609,010

5.00%, 10/1/34	1,000	1,189,450

5.00%, 8/1/37	1,250	1,549,137

5.00%, 8/1/39	2,000	2,511,880

North St. Paul-Maplewood-Oakdale Independent School District No. 622, MN:

4.00%, 2/1/31	2,050	2,315,495

5.00%, 2/1/33	1,000	1,187,920

Plymouth, MN:

4.00%, 2/1/27	1,000	1,128,480

4.00%, 2/1/30	390	451,484

Rochester Independent School District No. 535, MN:

4.00%, 2/1/23	2,375	2,452,829

4.00%, 2/1/26	1,160	1,284,166

Rosemount-Apple Valley-Eagan Independent School District No. 196, MN:

4.00%, 2/1/28	2,000	2,193,560

5.00%, 2/1/27	1,000	1,144,230

Russell-Tyler-Ruthton Independent School District No. 2902, MN, 5.00%, 2/1/27	1,400	1,645,854

Sartell-St. Stephen Independent School District No. 748, MN:

0.00%, 2/1/32	1,350	1,027,121

0.00%, 2/1/37	1,500	936,390

Scott County, MN, 4.00%, 12/1/34	2,000	2,279,200

Spring Lake Park Independent School District No. 16, MN, 4.00%, 2/1/29	1,075	1,176,415

St. Louis Park Independent School District No. 283, MN:

4.00%, 2/1/31	2,000	2,210,000

5.00%, 2/1/29	845	1,015,090

St. Louis Park, MN, 4.00%, 2/1/28	1,000	1,124,360

St. Paul Independent School District No. 625, MN, 4.00%, 2/1/31	700	818,307

St. Paul, MN, 5.00%, 12/1/27	750	879,855

Waseca Independent School District No. 829, MN, 4.00%, 2/1/28	1,575	1,727,428

Watertown-Mayer Independent School District No. 111, MN, 0.00%, 2/1/36	1,000	700,060

Worthington Independent School District No. 518, MN, 4.00%, 2/1/31	730	801,847

		$84,248,826

18	See Notes to Financial Statements.

Eaton Vance

Minnesota Municipal Income Fund

January 31, 2022

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Hospital — 10.8%

Duluth Economic Development Authority, MN, (Essentia Health Obligated Group), 5.00%, 2/15/37	$1,000	$1,174,740

Duluth Economic Development Authority, MN, (St. Luke’s Hospital of Duluth Obligated Group):

4.00%, 6/15/34(2)	520	583,773

4.00%, 6/15/38(2)	375	418,515

4.00%, 6/15/39(2)	225	250,679

Maple Grove, MN, (Maple Grove Hospital Corp.):

5.00%, 5/1/30	850	985,881

5.00%, 5/1/31	500	578,470

5.00%, 5/1/32	500	577,680

Minneapolis and St. Paul Housing and Redevelopment Authority, MN, (Allina Health System):

5.00%, 11/15/27	750	894,007

5.00%, 11/15/29	915	1,074,000

Minneapolis, MN, (Allina Health System), 4.00%, 11/15/40	3,250	3,750,370

Minneapolis, MN, (Fairview Health Services):

5.00%, 11/15/28	225	252,680

(LOC: Wells Fargo Bank, N.A.), 0.10%, 11/15/48(3)	1,650	1,650,000

St. Cloud, MN, (CentraCare Health System), 5.00%, 5/1/46	2,650	2,989,862

St. Paul Housing and Redevelopment Authority, MN, (Fairview Health Services):

5.00%, 11/15/31	1,000	1,172,640

5.00%, 11/15/34	500	584,525

5.00%, 11/15/47	500	577,405

St. Paul Housing and Redevelopment Authority, MN, (HealthPartners Obligated Group):

5.00%, 7/1/29	500	558,970

5.00%, 7/1/30	1,000	1,116,870

5.00%, 7/1/32	1,995	2,223,926

		$21,414,993

Housing — 2.3%

Mahtomedi, MN, Multifamily Housing Revenue, (Lincoln Place/Vadnais Highlands), 0.25% to 8/1/22 (Put Date), 8/1/23	$600	$599,076

Minnesota Housing Finance Agency:

2.15%, 7/1/45	925	852,823

4.00%, 8/1/42	1,815	2,082,658

(FHLMC), (FNMA), (GNMA), 2.40%, 1/1/35	670	678,864

(FHLMC), (FNMA), (GNMA), 3.15%, 1/1/37	345	347,646

		$4,561,067

Insured – Electric Utilities — 5.3%

Central Minnesota Municipal Power Agency:

(AGM), 4.00%, 1/1/42	$340	$383,795

(AGM), 5.00%, 1/1/30	200	245,798

Security	Principal Amount (000’s omitted)	Value

Insured – Electric Utilities (continued)

Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/32	$1,150	$1,218,287

Southern Minnesota Municipal Power Agency, (NPFG), 0.00%, 1/1/25	9,000	8,622,990

		$10,470,870

Insured – Hospital — 1.1%

Minneapolis, MN, (Fairview Health Services), (AGM), 5.00%, 11/15/44	$2,000	$2,242,140

		$2,242,140

Lease Revenue / Certificates of Participation — 2.1%

Anoka-Hennepin Independent School District No. 11, MN, 5.00%, 2/1/34	$1,000	$1,070,080

Minnesota, 5.00%, 6/1/29	1,335	1,408,972

St. Paul Independent School District No. 625, MN, 5.00%, 2/1/27	1,500	1,761,030

		$4,240,082

Other Revenue — 1.1%

Center City, MN, (Hazelden Betty Ford Foundation):

4.00%, 11/1/28	$825	$877,528

4.00%, 11/1/34	500	560,905

5.00%, 11/1/27	400	437,984

5.00%, 11/1/29	300	325,947

		$2,202,364

Senior Living / Life Care — 2.5%

Apple Valley, MN, (PHS Apple Valley Senior Housing, Inc.), 5.00%, 9/1/43	$1,000	$1,039,720

North Oaks, MN, (Waverly Gardens):

4.00%, 10/1/25	1,600	1,736,992

4.00%, 10/1/26	1,680	1,815,979

Wayzata, MN, (Folkestone Senior Living Community), 4.00%, 8/1/44	435	446,528

		$5,039,219

Special Tax Revenue — 0.1%

American Samoa Economic Development Authority, 5.00%, 9/1/38(4)	$100	$119,246

		$119,246

19	See Notes to Financial Statements.

Eaton Vance

Minnesota Municipal Income Fund

January 31, 2022

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Transportation — 3.1%

Minneapolis-St. Paul Metropolitan Airports Commission, MN:

5.00%, 1/1/27	$1,000	$1,163,790

5.00%, 1/1/35	1,000	1,066,710

(AMT), 5.00%, 1/1/25	1,000	1,070,450

(AMT), 5.00%, 1/1/28	1,250	1,467,875

(AMT), 5.00%, 1/1/33	1,200	1,440,384

		$6,209,209

Total Tax-Exempt Municipal Obligations — 92.3% (identified cost $178,532,405)		$183,728,168

Other Assets, Less Liabilities — 7.7%		$15,235,123

Net Assets — 100.0%		$198,963,291

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Minnesota municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At January 31, 2022, 6.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.6% to 5.4% of total investments.

(1)

Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which resets daily, represents the rate in effect at January 31, 2022.

(2)	When-issued/delayed delivery security.

(3)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at January 31, 2022.

(4)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2022, the aggregate value of these securities is $119,246 or 0.1% of the Fund’s net assets.

Abbreviations:

AGM	–	Assured Guaranty Municipal Corp.

AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FHLMC	–	Federal Home Loan Mortgage Corp.

FNMA	–	Federal National Mortgage Association

GNMA	–	Government National Mortgage Association

LOC	–	Letter of Credit

NPFG	–	National Public Finance Guarantee Corp.

SPA	–	Standby Bond Purchase Agreement

20	See Notes to Financial Statements.

Eaton Vance

New Jersey Municipal Income Fund

January 31, 2022

Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 91.2%
Security	Principal Amount (000’s omitted)	Value

Education — 5.0%

Essex County Improvement Authority, NJ, (Friends of TEAM Charter Schools, Inc.), 4.00%, 6/15/56	$1,550	$1,676,898

New Jersey Educational Facilities Authority, (Montclair State University), 5.00%, 7/1/30	1,765	1,917,761

New Jersey Educational Facilities Authority, (Princeton University):

5.00%, 3/1/28	2,555	3,084,677

5.00%, 3/1/38	1,280	1,625,907

5.00%, 7/1/42	1,000	1,181,540

		$9,486,783

Escrowed / Prerefunded — 1.2%

New Jersey Economic Development Authority, (The Seeing Eye, Inc.), Prerefunded to 6/1/22, 5.00%, 6/1/32	$2,250	$2,283,953

		$2,283,953

General Obligations — 18.5%

Bergen County, NJ:

2.00%, 6/1/35	$340	$323,017

2.00%, 6/1/36	85	80,203

2.00%, 6/1/37	825	769,362

2.00%, 6/1/38	135	124,234

Bergen County Improvement Authority, NJ, 5.00%, 8/1/42	1,250	1,565,400

Burlington County Bridge Commission, NJ:

5.00%, 8/1/27	400	475,652

5.00%, 8/1/30	500	600,460

5.00%, 8/1/31	410	491,036

5.00%, 8/1/32	250	299,045

5.00%, 10/1/36	1,000	1,165,790

Chester Township, NJ:

2.00%, 10/1/29	1,415	1,436,593

2.00%, 10/1/30	495	499,544

East Brunswick Board of Education, NJ, 4.00%, 8/1/34	1,200	1,385,352

East Brunswick, NJ:

2.00%, 7/15/30	2,875	2,902,341

2.00%, 2/15/31	250	251,642

2.00%, 2/15/32	505	505,485

2.00%, 2/15/33	515	510,355

Essex County, NJ:

2.00%, 9/1/31	1,095	1,097,037

2.00%, 9/1/32	2,935	2,910,346

Gloucester County Improvement Authority, NJ, 4.00%, 4/1/35	2,000	2,191,780

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

Hazlet Board of Education, NJ:

4.00%, 2/1/25	$125	$134,684

4.00%, 2/1/26	125	137,303

Jersey City, NJ, 5.00%, 11/1/33	800	943,640

Livingston Township, NJ:

4.00%, 1/15/36	500	583,675

5.00%, 1/15/30	500	627,500

Monmouth County Improvement Authority, NJ:

3.00%, 12/1/34	175	190,325

3.00%, 12/1/35	350	380,215

3.00%, 12/1/36	100	108,078

4.00%, 12/1/36	580	675,219

Morris County Improvement Authority, NJ:

3.00%, 3/1/34	235	258,119

3.00%, 3/1/35	145	158,979

3.00%, 3/1/36	150	164,156

3.00%, 3/1/37	260	283,975

3.00%, 3/1/39	275	298,782

3.00%, 3/1/41	290	313,757

3.00%, 3/1/44	930	999,657

4.00%, 3/1/32	220	261,076

4.00%, 3/1/33	230	272,803

New Jersey:

2.00%, 6/1/29	1,250	1,250,587

2.00%, 6/1/30	1,250	1,234,950

4.00%, 6/1/30	1,000	1,149,560

Ocean City, NJ, 2.00%, 10/15/30	2,205	2,222,706

Passaic County Improvement Authority, NJ:

3.00%, 8/15/36	110	117,765

3.00%, 8/15/38	150	159,945

4.00%, 8/15/32	185	216,456

4.00%, 8/15/33	110	128,643

4.00%, 8/15/34	100	116,816

Piscataway Township, NJ, 2.00%, 10/15/37	1,600	1,502,592

Princeton, NJ, 2.00%, 12/15/31	1,030	1,036,808

		$35,513,445

Hospital — 15.4%

Camden County Improvement Authority, NJ, (Cooper Health System):

5.00%, 2/15/35	$750	$800,692

5.75%, 2/15/42	1,100	1,146,057

New Jersey Health Care Facilities Financing Authority, (AHS Hospital Corp.), 5.00%, 7/1/27	175	175,744

21	See Notes to Financial Statements.

Eaton Vance

New Jersey Municipal Income Fund

January 31, 2022

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)

New Jersey Health Care Facilities Financing Authority, (AtlantiCare Health System Obligated Group):

4.00%, 7/1/35	$750	$874,875

4.00%, 7/1/37	710	827,974

New Jersey Health Care Facilities Financing Authority, (Barnabas Health Obligated Group), 4.25%, 7/1/44	500	532,640

New Jersey Health Care Facilities Financing Authority, (Hackensack Meridian Health Obligated Group), 5.00%, 7/1/28	100	118,395

New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System):

5.00%, 7/1/32	590	678,453

5.00%, 7/1/39	2,750	3,144,542

New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital):

5.00%, 7/1/32	50	54,461

5.00%, 7/1/33	1,155	1,258,049

New Jersey Health Care Facilities Financing Authority, (RWJ Barnabas Health Obligated Group):

4.00%, 7/1/45	1,500	1,708,335

5.00%, 7/1/31	2,355	2,715,692

5.00%, 7/1/33	2,300	2,650,129

New Jersey Health Care Facilities Financing Authority, (St. Joseph’s Healthcare System Obligated Group):

3.00%, 7/1/32	1,100	1,141,624

3.125%, 7/1/33	835	870,738

4.00%, 7/1/48	3,000	3,229,890

New Jersey Health Care Facilities Financing Authority, (Trinitas Regional Medical Center Obligated Group):

5.00%, 7/1/28	1,000	1,154,550

5.00%, 7/1/29	500	577,275

New Jersey Health Care Facilities Financing Authority, (Valley Health System Obligated Group), 4.00%, 7/1/39	5,230	5,929,669

		$29,589,784

Housing — 1.4%

New Jersey Housing and Mortgage Finance Agency, SFMR, (AMT), 3.80%, 10/1/32	$2,565	$2,697,687

		$2,697,687

Industrial Development Revenue — 4.4%

New Jersey Economic Development Authority, (Middlesex Water Co.), (AMT), 5.00%, 8/1/59	$3,000	$3,478,470

New Jersey Economic Development Authority, (New Jersey Natural Gas Co.), 3.375%, 4/1/38	3,000	3,074,280

Security	Principal Amount (000’s omitted)	Value

Industrial Development Revenue (continued)

New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 2.20% to 12/3/29 (Put Date), 10/1/39	$1,850	$1,874,550

		$8,427,300

Insured – Education — 0.7%

Atlantic County Improvement Authority, NJ, (Stockton University Atlantic City Campus Phase II):

(AGM), 5.00%, 7/1/30	$100	$124,495

(AGM), 5.00%, 7/1/31	100	126,472

(AGM), 5.00%, 7/1/32	100	126,234

(AGM), 5.00%, 7/1/33	150	189,257

(AGM), 5.00%, 7/1/34	100	126,041

(AGM), 5.00%, 7/1/35	135	169,904

New Jersey Educational Facilities Authority, (William Paterson University):

(AGM), 4.00%, 7/1/36	135	155,303

(AGM), 5.00%, 7/1/24	160	173,877

(AGM), 5.00%, 7/1/26	130	148,950

(AGM), 5.00%, 7/1/28	60	71,629

		$1,412,162

Insured – Electric Utilities — 1.7%

Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$3,020	$3,203,223

		$3,203,223

Insured – Escrowed / Prerefunded — 0.7%

Bayonne, NJ, (AGM), Prerefunded to 8/1/25, 5.00%, 8/1/26	$865	$977,398

New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (NPFG), Escrowed to Maturity, 5.25%, 7/1/26	380	442,784

		$1,420,182

Insured – General Obligations — 5.3%

Atlantic City, NJ:

(AGM), 4.00%, 3/1/42	$250	$272,947

(AGM), 5.00%, 3/1/37	1,500	1,735,980

Bayonne, NJ, (AGM), 5.00%, 8/1/25	615	692,435

East Orange, NJ:

(AGM), 5.00%, 10/15/29	130	160,333

(AGM), 5.00%, 10/15/30	175	214,109

(AGM), 5.00%, 10/15/31	400	487,040

Irvington Township, NJ, (AGM), 0.00%, 7/15/23	3,775	3,705,993

Lakewood Township, NJ:

(BAM), 4.00%, 11/1/26	250	279,572

(BAM), 4.00%, 11/1/27	120	136,271

22	See Notes to Financial Statements.

Eaton Vance

New Jersey Municipal Income Fund

January 31, 2022

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – General Obligations (continued)

Newark Board of Education, NJ, Sustainability Bonds, (BAM), 4.00%, 7/15/37	$430	$498,112

Paterson, NJ, (BAM), 5.00%, 1/15/26	1,305	1,353,168

Trenton, NJ, (BAM), 5.00%, 12/1/26	500	570,525

		$10,106,485

Insured – Special Tax Revenue — 8.0%

Garden State Preservation Trust, NJ, (AGM), 0.00%, 11/1/24	$6,000	$5,742,240

New Jersey Economic Development Authority, (Motor Vehicle Surcharges):

(AGC), 0.00%, 7/1/26	6,500	5,995,535

(AGC), 0.00%, 7/1/27	1,900	1,708,309

(NPFG), 5.25%, 7/1/26	1,620	1,878,098

		$15,324,182

Insured – Transportation — 1.5%

New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AGM), (AMT), 5.00%, 1/1/31	$2,015	$2,158,790

South Jersey Transportation Authority, NJ, (AGM), 5.00%, 11/1/33	500	611,720

		$2,770,510

Lease Revenue / Certificates of Participation — 1.8%

Burlington County Bridge Commission, NJ:

4.00%, 4/1/32	$635	$750,399

4.00%, 4/1/34	500	590,150

4.00%, 4/1/35	350	412,409

Essex County Improvement Authority, NJ, 2.00%, 12/15/23	750	765,277

New Jersey Economic Development Authority, (School Facilities Construction), 4.00%, 6/15/36	900	1,005,669

		$3,523,904

Other Revenue — 3.7%

Bergen County Improvement Authority, NJ:

4.00%, 2/15/32	$475	$564,172

5.00%, 2/15/31	200	256,808

Mercer County Improvement Authority, NJ:

4.00%, 4/1/32	1,500	1,716,930

5.00%, 4/1/34	1,000	1,224,580

Monmouth County Improvement Authority, NJ:

5.00%, 3/1/28	625	756,194

5.00%, 3/1/29	500	618,050

5.00%, 3/1/30	570	720,109

Security	Principal Amount (000’s omitted)	Value

Other Revenue (continued)

New Jersey Economic Development Authority, (The Seeing Eye, Inc.), 5.00%, 6/1/32	$1,000	$1,177,290

		$7,034,133

Special Tax Revenue — 0.1%

American Samoa Economic Development Authority, 5.00%, 9/1/38(1)	$100	$119,246

		$119,246

Student Loan — 1.9%

New Jersey Higher Education Student Assistance Authority:

(AMT), 1.121%, (3 mo. USD LIBOR + 0.95%), 6/1/36(2)	$1,985	$1,986,687

(AMT), 3.25%, 12/1/29	895	904,326

(AMT), 4.00%, 12/1/34	720	748,361

		$3,639,374

Transportation — 19.9%

Delaware River and Bay Authority of Delaware and New Jersey, 4.00%, 1/1/39	$1,000	$1,132,960

Delaware River Port Authority of Pennsylvania and New Jersey:

5.00%, 1/1/28	2,000	2,150,380

5.00%, 1/1/33	1,000	1,220,140

5.00%, 1/1/35	2,270	2,758,459

5.00%, 1/1/36	1,250	1,514,100

Middlesex County Improvement Authority, NJ, (New Brunswick Parking Deck):

4.00%, 9/1/46	1,360	1,575,642

5.00%, 9/1/32	525	676,557

New Jersey Economic Development Authority, (Port Newark Container Terminal, LLC), (AMT), 5.00%, 10/1/37	1,500	1,723,305

New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AMT), 5.375%, 1/1/43	275	294,992

New Jersey Economic Development Authority, (Transit Transportation Project):

4.00%, 11/1/38	375	414,679

4.00%, 11/1/39	375	413,951

New Jersey Transportation Trust Fund Authority, (Transportation Program):

3.00%, 6/15/50	95	89,606

4.00%, 6/15/40	1,500	1,661,460

5.00%, 6/15/35(3)	1,000	1,227,140

5.00%, 6/15/38	3,220	3,767,690

New Jersey Transportation Trust Fund Authority, (Transportation System), 4.00%, 6/15/34	1,000	1,124,130

23	See Notes to Financial Statements.

Eaton Vance

New Jersey Municipal Income Fund

January 31, 2022

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)

New Jersey Turnpike Authority:

4.00%, 1/1/48	$580	$646,630

4.00%, 1/1/51	2,495	2,815,034

5.00%, 1/1/31	375	425,040

5.00%, 1/1/45	2,780	3,036,038

Newark Housing Authority, NJ, (Newark Marine Terminal), 4.00%, 1/1/37	1,500	1,627,485

Port Authority of New York and New Jersey:

(AMT), 5.00%, 10/15/34	2,305	2,574,477

(AMT), 5.00%, 10/15/35	2,530	2,924,326

(AMT), 5.00%, 11/15/36	1,160	1,327,307

South Jersey Transportation Authority, NJ, 5.00%, 11/1/31	1,000	1,087,450

		$38,208,978

Total Tax-Exempt Municipal Obligations — 91.2% (identified cost $168,735,992)		$174,761,331

Taxable Municipal Obligations — 4.6%
Security	Principal Amount (000’s omitted)	Value

General Obligations — 2.0%

Atlantic City, NJ, 7.50%, 3/1/40	$455	$616,202

Monroe Township Board of Education, NJ:

1.126%, 3/1/26	585	566,806

1.357%, 3/1/27	500	482,700

1.547%, 3/1/28	500	481,900

2.729%, 8/1/33	700	718,487

2.849%, 8/1/35	1,000	1,032,000

		$3,898,095

Transportation — 2.6%

New Jersey Transportation Trust Fund Authority, 5.754%, 12/15/28(4)	$4,250	$4,910,663

		$4,910,663

Total Taxable Municipal Obligations — 4.6% (identified cost $8,305,291)		$8,808,758

Total Investments — 95.8% (identified cost $177,041,283)		$183,570,089

Other Assets, Less Liabilities — 4.2%		$8,013,126

Net Assets — 100.0%		$191,583,215

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At January 31, 2022, 18.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.5% to 9.9% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2022, the aggregate value of these securities is $119,246 or 0.1% of the Fund’s net assets.

(2)	Floating rate security. The stated interest rate represents the rate in effect at January 31, 2022.

(3)	When-issued/delayed delivery security.

(4)

Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.

Abbreviations:

AGC	–	Assured Guaranty Corp.

AGM	–	Assured Guaranty Municipal Corp.

AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	–	Build America Mutual Assurance Co.

LIBOR	–	London Interbank Offered Rate

NPFG	–	National Public Finance Guarantee Corp.

SFMR	–	Single Family Mortgage Revenue

Currency Abbreviations:

USD	–	United States Dollar

24	See Notes to Financial Statements.

Eaton Vance

Pennsylvania Municipal Income Fund

January 31, 2022

Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 101.4%
Security	Principal Amount (000’s omitted)	Value

Bond Bank — 3.5%

Delaware Valley Regional Finance Authority, PA:

2.00%, 10/1/29	$55	$54,821

5.75%, 7/1/32	4,500	6,045,255

		$6,100,076

Cogeneration — 0.2%

Northampton County Industrial Development Authority, PA, (Northampton Generating), (AMT), 5.00%, 12/31/23(1)	$1,323	$330,859

		$330,859

Education — 13.5%

Adams County General Authority, PA, (Gettysburg College), 4.00%, 8/15/45	$1,250	$1,392,613

Allegheny County Higher Education Building Authority, PA, (Carnegie Mellon University):

0.325%, (70% of SOFR + 0.29%), 8/1/27 (Put Date), 2/1/33(2)	1,500	1,492,665

5.00%, 8/1/27	1,000	1,191,460

Allegheny County Higher Education Building Authority, PA, (Duquesne University), 4.00%, 3/1/40	2,000	2,251,120

Bethlehem Redevelopment Authority, PA, (Moravian University):

4.00%, 10/1/38	300	334,164

5.00%, 10/1/28(3)	700	811,937

Cumberland County Municipal Authority, PA, (Dickinson College):

5.00%, 5/1/30	775	880,516

5.00%, 5/1/31	1,145	1,299,884

5.00%, 11/1/37	1,000	1,028,900

Delaware County Authority, PA, (Haverford College), 5.00%, 10/1/42	1,470	1,706,743

Delaware County Authority, PA, (Villanova University), 5.00%, 8/1/40	1,120	1,250,021

Erie Higher Education Building Authority, PA, (Gannon University), 4.00%, 5/1/36	300	335,679

Montgomery County Industrial Development Authority, PA, (Germantown Academy):

4.00%, 10/1/41	450	482,432

4.00%, 10/1/46	625	693,750

Northampton County General Purpose Authority, PA, (Lehigh University), 4.00%, 11/15/35	500	547,625

Pennsylvania Higher Educational Facilities Authority, (Drexel University), 4.00%, 5/1/36	4,000	4,334,640

Pennsylvania State University, 5.00%, 9/1/34	1,585	1,826,506

Union County Higher Educational Facilities Financing Authority, PA, (Bucknell University), Prerefunded to 4/1/22, 5.00%, 4/1/37	2,000	2,015,180

		$23,875,835

Security	Principal Amount (000’s omitted)	Value

Escrowed / Prerefunded — 1.8%

Chartiers Valley School District, PA, Prerefunded to 4/15/25, 5.00%, 10/15/35	$1,000	$1,118,670

Hatboro-Horsham School District, PA, Prerefunded to 3/15/23, 5.00%, 9/15/27	1,100	1,152,987

Lancaster Industrial Development Authority, PA, (Garden Spot Village), Prerefunded to 5/1/23, 5.375%, 5/1/28	300	317,085

Owen J. Roberts School District, PA, Prerefunded to 5/15/23, 5.00%, 5/15/28	535	564,206

		$3,152,948

General Obligations — 6.0%

Allegheny County, PA, 5.00%, 11/1/43	$1,000	$1,200,520

Boyertown Area School District, PA, 5.00%, 10/1/38	1,000	1,077,390

Cumberland Valley School District, PA, 4.00%, 11/15/38	750	845,955

Lewisburg Area School District, PA:

4.00%, 2/15/31	150	170,868

4.00%, 2/15/32	160	181,859

4.00%, 2/15/33	175	198,826

Lower Paxton Township, PA:

4.00%, 4/1/43	300	340,113

4.00%, 4/1/45	310	350,833

Manheim Central School District, PA, 4.00%, 5/1/40	1,000	1,130,030

Penn-Delco School District, PA, 4.00%, 6/1/45	1,500	1,631,445

Pennsylvania, 4.00%, 5/1/34	1,000	1,165,100

Pequea Valley School District, PA, 4.00%, 5/15/46	825	940,607

Phoenixville Area School District, PA, 4.00%, 11/15/29	370	422,167

Seneca Valley School District, PA, 5.00%, 4/1/31	750	905,243

		$10,560,956

Hospital — 22.1%

Allegheny County Hospital Development Authority, PA, (UPMC Health System):

4.00%, 7/15/38	$500	$562,800

4.00%, 7/15/39	2,000	2,248,260

5.00%, 7/15/33	1,000	1,218,010

Berks County Industrial Development Authority, PA, (Tower Health):

4.00%, 11/1/38	210	214,582

4.00%, 11/1/47	1,100	1,092,014

5.00%, 11/1/26	250	278,108

5.00%, 11/1/34	150	161,978

Berks County Municipal Authority, PA, (Tower Health):

5.00% to 2/1/25 (Put Date), 2/1/40	1,000	1,069,990

5.00% to 2/1/27 (Put Date), 2/1/40	500	551,725

25	See Notes to Financial Statements.

Eaton Vance

Pennsylvania Municipal Income Fund

January 31, 2022

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)

Bucks County Industrial Development Authority, PA, (Grand View Hospital):

5.00%, 7/1/27	$475	$543,984

5.00%, 7/1/35	500	606,770

Bucks County Industrial Development Authority, PA, (St. Luke’s University Health Network), 4.00%, 8/15/38	1,500	1,675,560

Centre County Hospital Authority, PA, (Mount Nittany Medical Center), 5.00%, 11/15/30	505	570,504

Chester County Health and Education Facilities Authority, PA, (Main Line Health System):

5.00%, 10/1/31	1,350	1,592,095

5.00%, 10/1/35	2,000	2,346,840

DuBois Hospital Authority, PA, (Penn Highlands Healthcare):

5.00%, 7/15/30	755	932,591

5.00%, 7/15/31	790	992,042

5.00%, 7/15/37	500	621,300

Geisinger Authority, PA, (Geisinger Health System), 4.00%, 4/1/39	1,615	1,827,776

Indiana County Hospital Authority, PA, (Indiana Regional Medical Center), 6.00%, 6/1/39	1,345	1,397,428

Lancaster County Hospital Authority, PA, (Penn State Health), 5.00%, 11/1/46	2,000	2,393,840

Lancaster County Hospital Authority, PA, (University of Pennsylvania Health System), 5.00%, 8/15/36	650	745,765

Lehigh County General Purpose Authority, PA, (Lehigh Valley Health Network):

4.00%, 7/1/33	2,700	2,734,911

4.00%, 7/1/35	1,000	1,082,820

4.00%, 7/1/49	1,500	1,640,070

Montgomery County Higher Education and Health Authority, PA, (Thomas Jefferson University Obligated Group):

4.00%, 9/1/34	1,000	1,119,010

5.00%, 9/1/33	1,000	1,208,850

5.00%, 9/1/37	1,000	1,184,770

Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania Health System):

4.00%, 8/15/42	150	164,853

4.00%, 8/15/49	1,000	1,123,900

5.00%, 8/15/27(3)	700	815,892

5.00%, 8/15/37	2,600	3,055,078

Southcentral Pennsylvania General Authority, (WellSpan Health Obligated Group), 5.00%, 6/1/36	1,000	1,221,940

		$38,996,056

Housing — 1.2%

Pennsylvania Higher Educational Facilities Authority, (University Properties, Inc.), 5.00%, 7/1/35	$750	$816,413

Security	Principal Amount (000’s omitted)	Value

Housing (continued)

Pennsylvania Housing Finance Agency, SFMR, 2.35%, 10/1/40	$1,405	$1,349,460

		$2,165,873

Insured – Electric Utilities — 1.3%

Philadelphia, PA, Gas Works Revenue, (AGM), 4.00%, 8/1/45	$1,000	$1,128,320

Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	1,130	1,198,557

		$2,326,877

Insured – Escrowed / Prerefunded — 4.7%

Cambria County, PA, (BAM), Prerefunded to 8/1/24, 5.00%, 8/1/30	$2,270	$2,488,306

Erie School District, PA, (NPFG), Escrowed to Maturity, 0.00%, 5/1/22	3,625	3,620,287

McKeesport Area School District, PA:

(AGM), Prerefunded to 9/1/23, 5.00%, 3/1/38	60	63,867

(AMBAC), Escrowed to Maturity, 0.00%, 10/1/25	2,320	2,203,420

		$8,375,880

Insured – General Obligations — 14.7%

Allentown City School District, PA:

(BAM), 5.00%, 6/1/31	$500	$568,320

(BAM), 5.00%, 6/1/32	1,000	1,134,850

(BAM), 5.00%, 6/1/33	1,000	1,133,060

Armstrong School District, PA, (BAM), 4.00%, 3/15/38	500	570,110

Bethlehem Area School District, PA, (BAM), 5.00%, 8/1/32	1,500	1,685,580

Cambria County, PA:

(AGM), 4.00%, 8/1/35	700	769,391

(BAM), 5.00%, 8/1/30	1,050	1,145,529

Coatesville Area School District, PA, (AGM), 5.00%, 8/1/25	300	337,554

Elizabeth Forward School District, PA:

(NPFG), 0.00%, 9/1/22	2,170	2,153,703

(NPFG), 0.00%, 9/1/23	2,170	2,111,236

Erie School District, PA, (AGM), 4.00%, 4/1/33	1,000	1,130,520

Hopewell School District, PA:

(AGM), 0.00%, 9/1/22	1,000	994,730

(AGM), 0.00%, 9/1/26	1,000	916,130

Lake-Lehman School District, PA, (NPFG), 0.00%, 4/1/26	1,315	1,215,954

Lancaster School District, PA, (AGM), 4.00%, 6/1/36	60	68,492

Luzerne County, PA, (AGM), 5.00%, 11/15/29	1,000	1,130,890

McKeesport Area School District, PA, (AMBAC), 0.00%, 10/1/25	1,100	1,018,490

Montour School District, PA:

(AGM), 5.00%, 4/1/32	1,000	1,124,600

(AGM), 5.00%, 4/1/33	1,960	2,201,237

26	See Notes to Financial Statements.

Eaton Vance

Pennsylvania Municipal Income Fund

January 31, 2022

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – General Obligations (continued)

Oakmont Borough, PA, (AGM), 4.00%, 11/15/46	$1,300	$1,473,888

Philadelphia School District, PA, (AGM), 5.00%, 9/1/34	1,000	1,228,080

Upper Darby School District, PA:

(AGM), 4.00%, 4/1/40	500	566,125

(BAM), 4.00%, 4/1/42	325	371,556

(BAM), 4.00%, 4/1/43	250	285,223

(BAM), 4.00%, 4/1/46	600	680,802

		$26,016,050

Insured – Hospital — 1.3%

Allegheny County Hospital Development Authority, PA, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$2,000	$2,225,860

		$2,225,860

Insured – Lease Revenue / Certificates of Participation — 6.5%

State Public School Building Authority, PA, (Philadelphia School District):

(AGM), 5.50%, 6/1/28(4)	$6,250	$7,602,375

(AGM), 5.50%, 6/1/28	3,250	3,953,235

		$11,555,610

Insured – Transportation — 2.1%

Pennsylvania Turnpike Commission, (AGM), 6.375%, 12/1/38	$2,000	$2,534,100

Philadelphia, PA, Airport Revenue, (AGM), (AMT), 4.00%, 7/1/46	1,000	1,105,760

		$3,639,860

Insured – Water and Sewer — 3.0%

Allegheny County Sanitary Authority, PA, (BAM), 5.00%, 12/1/28	$1,000	$1,074,920

Greater Johnstown Water Authority, PA, Sewer Revenue, (AGM), 4.00%, 8/15/38	1,740	1,977,823

Pittsburgh Water and Sewer Authority, PA, (AGM), 4.00%, 9/1/34	2,000	2,307,200

		$5,359,943

Lease Revenue / Certificates of Participation — 2.0%

Bucks County Community College Authority, PA, 5.00%, 6/15/38	$605	$722,775

Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue, 5.00%, 6/1/34	2,405	2,840,498

		$3,563,273

Other Revenue — 0.6%

Allentown Neighborhood Improvement Zone Development Authority, PA, (City Center Project), Series 2018, 5.00%, 5/1/42(5)	$1,000	$1,133,500

		$1,133,500

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care — 5.0%

Cumberland County Municipal Authority, PA, (Diakon Lutheran Social Ministries):

5.00%, 1/1/31	$500	$598,540

5.00%, 1/1/39	1,810	2,116,904

Prerefunded to 1/1/29, 5.00%, 1/1/39	190	231,390

Franklin County Industrial Development Authority, PA, (Menno-Haven, Inc.):

5.00%, 12/1/29	815	902,588

5.00%, 12/1/33	455	498,980

Lancaster County Hospital Authority, PA, (Brethren Village), 5.125%, 7/1/37	1,265	1,385,782

Montgomery County Industrial Development Authority, PA, (ACTS Retirement-Life Communities, Inc. Obligated Group):

4.00%, 11/15/43	200	224,504

5.00%, 11/15/45	1,000	1,175,930

Montgomery County Industrial Development Authority, PA, (Whitemarsh Continuing Care Retirement Community), 5.00%, 1/1/33	1,000	1,075,760

West Cornwall Township Municipal Authority, PA, (Lebanon Valley Brethren Home), 4.00%, 11/15/46	525	582,955

		$8,793,333

Special Tax Revenue — 0.5%

American Samoa Economic Development Authority, 5.00%, 9/1/38(5)	$100	$119,246

Puerto Rico Sales Tax Financing Corp.:

0.00%, 7/1/24	47	44,747

0.00%, 7/1/27	34	30,387

0.00%, 7/1/29	34	28,508

0.00%, 7/1/31	43	33,591

0.00%, 7/1/33	49	35,601

0.00%, 7/1/46	463	150,901

0.00%, 7/1/51	377	88,783

4.329%, 7/1/40	183	199,102

4.50%, 7/1/34	36	38,488

4.536%, 7/1/53	5	5,439

4.784%, 7/1/58	73	80,188

		$854,981

Student Loan — 0.7%

Pennsylvania Higher Education Assistance Agency, (AMT), 5.00%, 6/1/28	$1,075	$1,260,233

		$1,260,233

27	See Notes to Financial Statements.

Eaton Vance

Pennsylvania Municipal Income Fund

January 31, 2022

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Transportation — 8.6%

Delaware River Joint Toll Bridge Commission of Pennsylvania and New Jersey:

5.00%, 7/1/32	$1,500	$1,759,710

5.00%, 7/1/42	1,500	1,749,555

Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/38	2,470	2,984,180

Pennsylvania Economic Development Financing Authority, (Amtrak), (AMT), 5.00%, 11/1/41	1,960	2,012,469

Pennsylvania Turnpike Commission:

4.00%, 12/1/45	500	554,615

5.00%, 12/1/37	1,500	1,825,845

5.00%, 12/1/45	1,000	1,224,760

Philadelphia, PA, Airport Revenue:

(AMT), 5.00%, 7/1/33	1,250	1,448,850

(AMT), 5.00%, 7/1/37	1,000	1,157,080

(AMT), 5.00%, 7/1/51	400	476,632

		$15,193,696

Water and Sewer — 2.1%

Chester Water Authority, PA, 5.00%, 12/1/35	$795	$877,775

Luzerne County Industrial Development Authority, PA, (Pennsylvania-American Water Co.), (AMT), 2.45% to 12/3/29 (Put Date), 12/1/39	750	791,333

Pennsylvania Economic Development Financing Authority, (Pennsylvania-American Water Co.), 3.00%, 4/1/39	2,000	2,098,420

		$3,767,528

Total Tax-Exempt Municipal Obligations — 101.4% (identified cost $171,374,116)		$179,249,227

Taxable Municipal Obligations — 0.7%
Security	Principal Amount (000’s omitted)	Value

Cogeneration — 0.1%

Northampton County Industrial Development Authority, PA, (Northampton Generating), 5.00%, 12/31/23(1)	$491	$122,650

		$122,650

Insured – General Obligations — 0.1%

Valley View School District, PA, (BAM), 2.875%, 5/15/31	$250	$256,925

		$256,925

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue — 0.5%

Allentown Neighborhood Improvement Zone Development Authority, PA, 1.73%, 5/1/22	$800	$799,768

		$799,768

Total Taxable Municipal Obligations — 0.7% (identified cost $1,540,608)		$1,179,343

Total Investments — 102.1% (identified cost $172,914,724)		$180,428,570

Other Assets, Less Liabilities — (2.1)%		$(3,740,195)

Net Assets — 100.0%		$176,688,375

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At January 31, 2022, 33.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.8% to 18.1% of total investments.

(1)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(2)	Floating rate security. The stated interest rate represents the rate in effect at January 31, 2022.

(3)	When-issued/delayed delivery security.

(4)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

(5)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2022, the aggregate value of these securities is $1,252,746 or 0.7% of the Fund’s net assets.

Abbreviations:

AGM	–	Assured Guaranty Municipal Corp.

AMBAC	–	AMBAC Financial Group, Inc.

AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	–	Build America Mutual Assurance Co.

NPFG	–	National Public Finance Guarantee Corp.

SFMR	–	Single Family Mortgage Revenue

28	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2022

Statements of Assets and Liabilities (Unaudited)

	January 31, 2022
Assets	Arizona Fund	Connecticut Fund	Minnesota Fund

Investments —

Identified cost	$68,774,892	$76,499,271	$178,532,405

Unrealized appreciation	3,227,489	3,044,725	5,195,763

Investments, at value	$72,002,381	$79,543,996	$183,728,168

Cash	$2,472,579	$1,530,039	$10,031,719

Interest receivable	418,391	627,997	2,297,413

Receivable for investments sold	45,000	—	4,000,000

Receivable for Fund shares sold	92,214	29,806	494,243

Total assets	$75,030,565	$81,731,838	$200,551,543

Liabilities

Payable for when-issued/delayed delivery securities	$—	$1,292,560	$1,290,936

Payable for Fund shares redeemed	545,006	385,586	88,572

Distributions payable	16,267	27,286	68,725

Payable to affiliates:

Investment adviser fee	17,828	19,850	56,085

Distribution and service fees	8,802	11,553	13,300

Accrued expenses	44,883	56,486	70,634

Total liabilities	$632,786	$1,793,321	$1,588,252

Net Assets	$74,397,779	$79,938,517	$198,963,291

Sources of Net Assets

Paid-in capital	$71,476,783	$77,755,915	$194,536,421

Distributable earnings	2,920,996	2,182,602	4,426,870

Net Assets	$74,397,779	$79,938,517	$198,963,291

Class A Shares

Net Assets	$38,215,502	$50,155,929	$60,688,180

Shares Outstanding	4,001,226	5,011,195	6,376,564

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$9.55	$10.01	$9.52

Maximum Offering Price Per Share

(100 ÷ 95.25 of net asset value per share)	$10.03	$10.51	$9.99

Class C Shares

Net Assets	$2,754,892	$3,580,308	$3,381,567

Shares Outstanding	259,513	359,076	330,330

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$10.62	$9.97	$10.24

Class I Shares

Net Assets	$33,427,385	$26,202,280	$134,893,544

Shares Outstanding	3,500,253	2,617,454	14,173,090

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$9.55	$10.01	$9.52

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

29	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2022

Statements of Assets and Liabilities (Unaudited) — continued

	January 31, 2022
Assets	New Jersey Fund	Pennsylvania Fund

Investments —

Identified cost	$177,041,283	$172,914,724

Unrealized appreciation	6,528,806	7,513,846

Investments, at value	$183,570,089	$180,428,570

Cash	$8,685,467	$1,676,533

Interest receivable	1,392,656	1,641,454

Receivable for investments sold	460,757	—

Receivable for Fund shares sold	275,711	66,737

Total assets	$194,384,680	$183,813,294

Liabilities

Payable for floating rate notes issued	$—	$4,999,975

Payable for investments purchased	764,382	—

Payable for when-issued/delayed delivery securities	1,223,540	1,664,810

Payable for Fund shares redeemed	608,222	226,710

Distributions payable	48,182	79,237

Payable to affiliates:

Investment adviser fee	56,243	53,489

Distribution and service fees	25,775	23,520

Interest expense and fees payable	—	6,117

Accrued expenses	75,121	71,061

Total liabilities	$2,801,465	$7,124,919

Net Assets	$191,583,215	$176,688,375

Sources of Net Assets

Paid-in capital	$184,928,504	$180,857,385

Distributable earnings (accumulated loss)	6,654,711	(4,169,010)

Net Assets	$191,583,215	$176,688,375

Class A Shares

Net Assets	$102,882,908	$102,763,986

Shares Outstanding	10,956,658	12,153,799

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$9.39	$8.46

Maximum Offering Price Per Share

(100 ÷ 95.25 of net asset value per share)	$9.86	$8.88

Class C Shares

Net Assets	$9,597,926	$6,620,652

Shares Outstanding	980,697	756,148

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$9.79	$8.76

Class I Shares

Net Assets	$79,102,381	$67,303,737

Shares Outstanding	8,409,106	7,930,005

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$9.41	$8.49

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

30	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2022

Statements of Operations (Unaudited)

	Six Months Ended January 31, 2022
Investment Income	Arizona Fund	Connecticut Fund	Minnesota Fund

Interest	$1,033,117	$1,137,457	$2,151,770

Total investment income	$1,033,117	$1,137,457	$2,151,770

Expenses

Investment adviser fee	$110,909	$120,176	$331,071

Distribution and service fees

Class A	40,727	52,732	62,888

Class C	15,997	17,663	18,786

Trustees’ fees and expenses	2,115	2,266	5,273

Custodian fee	13,688	14,404	25,390

Transfer and dividend disbursing agent fees	11,714	20,252	38,246

Legal and accounting services	25,520	22,066	25,610

Printing and postage	4,942	6,072	7,010

Registration fees	5,844	2,686	3,288

Miscellaneous	13,090	13,987	18,035

Total expenses	$244,546	$272,304	$535,597

Net investment income	$788,571	$865,153	$1,616,173

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$(9,362)	$5,687	$2,010

Net realized gain (loss)	$(9,362)	$5,687	$2,010

Change in unrealized appreciation (depreciation) —

Investments	$(3,016,261)	$(3,192,369)	$(6,919,012)

Net change in unrealized appreciation (depreciation)	$(3,016,261)	$(3,192,369)	$(6,919,012)

Net realized and unrealized loss	$(3,025,623)	$(3,186,682)	$(6,917,002)

Net decrease in net assets from operations	$(2,237,052)	$(2,321,529)	$(5,300,829)

31	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2022

Statements of Operations (Unaudited) — continued

	Six Months Ended January 31, 2022
Investment Income	New Jersey Fund	Pennsylvania Fund

Interest	$2,658,714	$2,812,725

Total investment income	$2,658,714	$2,812,725

Expenses

Investment adviser fee	$344,532	$325,292

Distribution and service fees

Class A	107,746	110,446

Class C	45,872	34,984

Trustees’ fees and expenses	5,109	4,770

Custodian fee	25,568	23,932

Transfer and dividend disbursing agent fees	42,936	46,772

Legal and accounting services	31,948	34,922

Printing and postage	10,404	8,922

Registration fees	2,924	2,450

Interest expense and fees	—	18,283

Miscellaneous	20,319	18,430

Total expenses	$637,358	$629,203

Net investment income	$2,021,356	$2,183,522

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$(107,904)	$174,988

Net realized gain (loss)	$(107,904)	$174,988

Change in unrealized appreciation (depreciation) —

Investments	$(8,346,043)	$(7,995,158)

Net change in unrealized appreciation (depreciation)	$(8,346,043)	$(7,995,158)

Net realized and unrealized loss	$(8,453,947)	$(7,820,170)

Net decrease in net assets from operations	$(6,432,591)	$(5,636,648)

32	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2022

Statements of Changes in Net Assets

	Six Months Ended January 31, 2022 (Unaudited)
Increase (Decrease) in Net Assets	Arizona Fund	Connecticut Fund	Minnesota Fund

From operations —

Net investment income	$788,571	$865,153	$1,616,173

Net realized gain (loss)	(9,362)	5,687	2,010

Net change in unrealized appreciation (depreciation)	(3,016,261)	(3,192,369)	(6,919,012)

Net decrease in net assets from operations	$(2,237,052)	$(2,321,529)	$(5,300,829)

Distributions to shareholders —

Class A	$(399,470)	$(541,052)	$(490,322)

Class C	(20,372)	(24,169)	(16,051)

Class I	(373,491)	(299,587)	(1,178,090)

Total distributions to shareholders	$(793,333)	$(864,808)	$(1,684,463)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$2,312,410	$1,161,679	$4,418,267

Class C	191,950	312,567	19,980

Class I	5,368,639	2,080,165	21,684,024

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	371,911	443,761	457,054

Class C	18,958	19,369	15,049

Class I	303,978	238,435	765,597

Cost of shares redeemed

Class A	(4,796,084)	(2,534,600)	(4,898,556)

Class C	(790,162)	(252,885)	(830,334)

Class I	(7,092,282)	(1,502,385)	(12,309,573)

Net asset value of shares converted

Class A	231,283	170,869	169,186

Class C	(231,283)	(170,869)	(169,186)

Net increase (decrease) in net assets from Fund share transactions	$(4,110,682)	$(33,894)	$9,321,508

Net increase (decrease) in net assets	$(7,141,067)	$(3,220,231)	$2,336,216

Net Assets

At beginning of period	$81,538,846	$83,158,748	$196,627,075

At end of period	$74,397,779	$79,938,517	$198,963,291

33	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2022

Statements of Changes in Net Assets — continued

	Six Months Ended January 31, 2022 (Unaudited)
Increase (Decrease) in Net Assets	New Jersey Fund	Pennsylvania Fund

From operations —

Net investment income	$2,021,356	$2,183,522

Net realized gain (loss)	(107,904)	174,988

Net change in unrealized appreciation (depreciation)	(8,346,043)	(7,995,158)

Net decrease in net assets from operations	$(6,432,591)	$(5,636,648)

Distributions to shareholders —

Class A	$(1,216,541)	$(1,312,198)

Class C	(75,385)	(59,816)

Class I	(1,021,547)	(877,918)

Total distributions to shareholders	$(2,313,473)	$(2,249,932)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$5,952,731	$3,902,273

Class C	984,637	387,909

Class I	16,454,177	8,516,903

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	1,006,860	1,147,820

Class C	67,092	57,305

Class I	912,985	560,864

Cost of shares redeemed

Class A	(6,680,751)	(10,610,533)

Class C	(744,884)	(1,077,371)

Class I	(15,279,209)	(5,575,539)

Net asset value of shares converted

Class A	179,183	219,879

Class C	(179,183)	(219,879)

Net increase (decrease) in net assets from Fund share transactions	$2,673,638	$(2,690,369)

Net decrease in net assets	$(6,072,426)	$(10,576,949)

Net Assets

At beginning of period	$197,655,641	$187,265,324

At end of period	$191,583,215	$176,688,375

34	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2022

Statements of Changes in Net Assets — continued

	Year Ended July 31, 2021
Increase (Decrease) in Net Assets	Arizona Fund	Connecticut Fund	Minnesota Fund

From operations —

Net investment income	$1,550,956	$1,911,744	$3,496,037

Net realized gain	22,696	282,550	141,836

Net change in unrealized appreciation (depreciation)	266,614	169,069	173,987

Net increase in net assets from operations	$1,840,266	$2,363,363	$3,811,860

Distributions to shareholders —

Class A	$(879,219)	$(1,243,775)	$(1,081,431)

Class C	(59,638)	(69,809)	(52,958)

Class I	(692,485)	(596,272)	(2,373,833)

Total distributions to shareholders	$(1,631,342)	$(1,909,856)	$(3,508,222)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$11,411,894	$3,617,364	$7,724,184

Class C	519,235	714,223	822,432

Class I	18,584,174	7,753,480	41,170,916

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	814,206	1,015,992	990,725

Class C	54,365	52,613	50,445

Class I	571,972	487,953	1,438,070

Cost of shares redeemed

Class A	(10,298,807)	(5,062,103)	(7,665,346)

Class C	(584,058)	(1,602,974)	(1,824,310)

Class I	(5,698,257)	(3,510,459)	(35,444,801)

Net asset value of shares converted

Class A	800,381	562,799	1,183,895

Class C	(800,381)	(562,799)	(1,183,895)

Net increase in net assets from Fund share transactions	$15,374,724	$3,466,089	$7,262,315

Net increase in net assets	$15,583,648	$3,919,596	$7,565,953

Net Assets

At beginning of year	$65,955,198	$79,239,152	$189,061,122

At end of year	$81,538,846	$83,158,748	$196,627,075

35	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2022

Statements of Changes in Net Assets — continued

	Year Ended July 31, 2021
Increase (Decrease) in Net Assets	New Jersey Fund	Pennsylvania Fund

From operations —

Net investment income	$4,013,258	$4,927,490

Net realized gain	2,451,476	678,006

Net change in unrealized appreciation (depreciation)	1,399,455	1,315,093

Net increase in net assets from operations	$7,864,189	$6,920,589

Distributions to shareholders —

Class A	$(2,549,686)	$(2,938,598)

Class C	(185,151)	(180,430)

Class I	(1,904,410)	(1,808,942)

Total distributions to shareholders	$(4,639,247)	$(4,927,970)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$10,858,658	$14,631,614

Class C	2,665,581	2,375,338

Class I	23,563,893	15,212,858

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	2,068,163	2,585,153

Class C	166,580	173,450

Class I	1,674,188	1,082,020

Cost of shares redeemed

Class A	(9,995,809)	(23,679,708)

Class C	(1,870,921)	(3,989,259)

Class I	(12,367,164)	(14,958,627)

Net asset value of shares converted

Class A	2,016,853	2,688,507

Class C	(2,016,853)	(2,688,507)

Net increase (decrease) in net assets from Fund share transactions	$16,763,169	$(6,567,161)

Net increase (decrease) in net assets	$19,988,111	$(4,574,542)

Net Assets

At beginning of year	$177,667,530	$191,839,866

At end of year	$197,655,641	$187,265,324

36	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2022

Financial Highlights

	Arizona Fund — Class A

	Six Months Ended January 31, 2022 (Unaudited)		Year Ended July 31,
			2021	2020	2019	2018	2017

Net asset value — Beginning of period	$9.930		$9.910	$9.750	$9.440	$9.580	$9.840

Income (Loss) From Operations

Net investment income(1)	$0.096		$0.206	$0.238	$0.258	$0.276	$0.292

Net realized and unrealized gain (loss)	(0.379)		0.032	0.182	0.310	(0.132)	(0.262)

Total income (loss) from operations	$(0.283)		$0.238	$0.420	$0.568	$0.144	$0.030

Less Distributions

From net investment income	$(0.097)		$(0.218)	$(0.260)	$(0.258)	$(0.284)	$(0.290)

Total distributions	$(0.097)		$(0.218)	$(0.260)	$(0.258)	$(0.284)	$(0.290)

Net asset value — End of period	$9.550		$9.930	$9.910	$9.750	$9.440	$9.580

Total Return(2)	(2.87	)%(3)	2.44%	4.38%	6.12%	1.53%	0.35%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$38,216		$41,643	$38,854	$34,704	$33,704	$40,674

Ratios (as a percentage of average daily net assets):

Expenses	0.68	%(4)	0.67%	0.68%	0.70%	0.71%	0.71%

Net investment income	1.95	%(4)	2.08%	2.44%	2.73%	2.90%	3.05%

Portfolio Turnover	6	%(3)	26%	16%	6%	8%	22%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

37	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2022

Financial Highlights — continued

	Arizona Fund — Class C

	Six Months Ended January 31, 2022 (Unaudited)		Year Ended July 31,
			2021	2020	2019	2018	2017

Net asset value — Beginning of period	$11.040		$11.020	$10.840	$10.500	$10.650	$10.940

Income (Loss) From Operations

Net investment income(1)	$0.066		$0.148	$0.183	$0.208	$0.227	$0.245

Net realized and unrealized gain (loss)	(0.419)		0.034	0.208	0.339	(0.140)	(0.293)

Total income (loss) from operations	$(0.353)		$0.182	$0.391	$0.547	$0.087	$(0.048)

Less Distributions

From net investment income	$(0.067)		$(0.162)	$(0.211)	$(0.207)	$(0.237)	$(0.242)

Total distributions	$(0.067)		$(0.162)	$(0.211)	$(0.207)	$(0.237)	$(0.242)

Net asset value — End of period	$10.620		$11.040	$11.020	$10.840	$10.500	$10.650

Total Return(2)	(3.21	)%(3)	1.67%	3.65%	5.28%	0.83%	(0.41)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$2,755		$3,684	$4,490	$4,279	$5,025	$6,025

Ratios (as a percentage of average daily net assets):

Expenses	1.43	%(4)	1.42%	1.43%	1.45%	1.46%	1.46%

Net investment income	1.20	%(4)	1.35%	1.69%	1.98%	2.15%	2.30%

Portfolio Turnover	6	%(3)	26%	16%	6%	8%	22%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

38	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2022

Financial Highlights — continued

	Arizona Fund — Class I

	Six Months Ended January 31, 2022 (Unaudited)		Year Ended July 31,
			2021	2020	2019	2018	2017

Net asset value — Beginning of period	$9.930		$9.910	$9.750	$9.440	$9.580	$9.830

Income (Loss) From Operations

Net investment income(1)	$0.106		$0.223	$0.257	$0.276	$0.295	$0.310

Net realized and unrealized gain (loss)	(0.379)		0.034	0.184	0.310	(0.132)	(0.251)

Total income (loss) from operations	$(0.273)		$0.257	$0.441	$0.586	$0.163	$0.059

Less Distributions

From net investment income	$(0.107)		$(0.237)	$(0.281)	$(0.276)	$(0.303)	$(0.309)

Total distributions	$(0.107)		$(0.237)	$(0.281)	$(0.276)	$(0.303)	$(0.309)

Net asset value — End of period	$9.550		$9.930	$9.910	$9.750	$9.440	$9.580

Total Return(2)	(2.77	)%(3)	2.64%	4.60%	6.33%	1.74%	0.65%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$33,427		$36,212	$22,611	$19,612	$13,292	$16,990

Ratios (as a percentage of average daily net assets):

Expenses	0.48	%(4)	0.47%	0.48%	0.49%	0.51%	0.51%

Net investment income	2.15	%(4)	2.26%	2.64%	2.91%	3.10%	3.24%

Portfolio Turnover	6	%(3)	26%	16%	6%	8%	22%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Annualized.

39	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2022

Financial Highlights — continued

	Connecticut Fund — Class A

	Six Months Ended January 31, 2022 (Unaudited)		Year Ended July 31,
			2021	2020	2019	2018	2017

Net asset value — Beginning of period	$10.410		$10.350	$10.230	$9.960	$10.200	$10.520

Income (Loss) From Operations

Net investment income(1)	$0.106		$0.242	$0.265	$0.296	$0.324	$0.328

Net realized and unrealized gain (loss)	(0.400)		0.059	0.136	0.269	(0.243)	(0.323)

Total income (loss) from operations	$(0.294)		$0.301	$0.401	$0.565	$0.081	$0.005

Less Distributions

From net investment income	$(0.106)		$(0.241)	$(0.281)	$(0.295)	$(0.321)	$(0.325)

Total distributions	$(0.106)		$(0.241)	$(0.281)	$(0.295)	$(0.321)	$(0.325)

Net asset value — End of period	$10.010		$10.410	$10.350	$10.230	$9.960	$10.200

Total Return(2)	(2.84	)%(3)	2.95%	3.99%	5.78%	0.82%	0.08%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$50,156		$52,924	$52,501	$52,275	$54,900	$59,405

Ratios (as a percentage of average daily net assets):

Expenses	0.69	%(4)	0.69%	0.72%	0.73%	0.73%	0.70%

Net investment income	2.05	%(4)	2.34%	2.59%	2.97%	3.22%	3.20%

Portfolio Turnover	9	%(3)	19%	26%	16%	10%	11%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

40	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2022

Financial Highlights — continued

	Connecticut Fund — Class C

	Six Months Ended January 31, 2022 (Unaudited)		Year Ended July 31,
			2021	2020	2019	2018	2017

Net asset value — Beginning of period	$10.370		$10.310	$10.190	$9.920	$10.160	$10.490

Income (Loss) From Operations

Net investment income(1)	$0.067		$0.164	$0.187	$0.220	$0.247	$0.250

Net realized and unrealized gain (loss)	(0.400)		0.059	0.136	0.269	(0.242)	(0.333)

Total income (loss) from operations	$(0.333)		$0.223	$0.323	$0.489	$0.005	$(0.083)

Less Distributions

From net investment income	$(0.067)		$(0.163)	$(0.203)	$(0.219)	$(0.245)	$(0.247)

Total distributions	$(0.067)		$(0.163)	$(0.203)	$(0.219)	$(0.245)	$(0.247)

Net asset value — End of period	$9.970		$10.370	$10.310	$10.190	$9.920	$10.160

Total Return(2)	(3.22	)%(3)	2.19%	3.21%	5.01%	0.06%	(0.77)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$3,580		$3,815	$5,194	$4,782	$4,588	$5,847

Ratios (as a percentage of average daily net assets):

Expenses	1.44	%(4)	1.44%	1.47%	1.47%	1.48%	1.45%

Net investment income	1.30	%(4)	1.59%	1.84%	2.21%	2.47%	2.45%

Portfolio Turnover	9	%(3)	19%	26%	16%	10%	11%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

41	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2022

Financial Highlights — continued

	Connecticut Fund — Class I

	Six Months Ended January 31, 2022 (Unaudited)		Year Ended July 31,
			2021	2020	2019	2018	2017

Net asset value — Beginning of period	$10.410		$10.350	$10.230	$9.960	$10.200	$10.520

Income (Loss) From Operations

Net investment income(1)	$0.117		$0.262	$0.286	$0.316	$0.344	$0.348

Net realized and unrealized gain (loss)	(0.400)		0.060	0.136	0.269	(0.242)	(0.322)

Total income (loss) from operations	$(0.283)		$0.322	$0.422	$0.585	$0.102	$0.026

Less Distributions

From net investment income	$(0.117)		$(0.262)	$(0.302)	$(0.315)	$(0.342)	$(0.346)

Total distributions	$(0.117)		$(0.262)	$(0.302)	$(0.315)	$(0.342)	$(0.346)

Net asset value — End of period	$10.010		$10.410	$10.350	$10.230	$9.960	$10.200

Total Return(2)	(2.74	)%(3)	3.16%	4.20%	6.00%	1.03%	0.28%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$26,202		$26,420	$21,544	$21,081	$13,842	$16,216

Ratios (as a percentage of average daily net assets):

Expenses	0.49	%(4)	0.49%	0.52%	0.53%	0.53%	0.50%

Net investment income	2.25	%(4)	2.53%	2.80%	3.16%	3.42%	3.40%

Portfolio Turnover	9	%(3)	19%	26%	16%	10%	11%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Annualized.

42	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2022

Financial Highlights — continued

	Minnesota Fund — Class A

	Six Months Ended January 31, 2022 (Unaudited)		Year Ended July 31,
			2021	2020	2019	2018	2017

Net asset value — Beginning of period	$9.860		$9.840	$9.610	$9.250	$9.480	$9.770

Income (Loss) From Operations

Net investment income(1)	$0.073		$0.170	$0.187	$0.224	$0.241	$0.263

Net realized and unrealized gain (loss)	(0.336)		0.021	0.233	0.361	(0.227)	(0.289)

Total income (loss) from operations	$(0.263)		$0.191	$0.420	$0.585	$0.014	$(0.026)

Less Distributions

From net investment income	$(0.077)		$(0.171)	$(0.190)	$(0.225)	$(0.244)	$(0.264)

Total distributions	$(0.077)		$(0.171)	$(0.190)	$(0.225)	$(0.244)	$(0.264)

Net asset value — End of period	$9.520		$9.860	$9.840	$9.610	$9.250	$9.480

Total Return(2)	(2.68	)%(3)	1.96%	4.42%	6.42%	0.15%	(0.22)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$60,688		$62,712	$60,367	$57,812	$56,760	$62,310

Ratios (as a percentage of average daily net assets):

Expenses	0.65	%(4)	0.65%	0.66%	0.70%	0.69%	0.70%

Net investment income	1.49	%(4)	1.73%	1.93%	2.41%	2.57%	2.77%

Portfolio Turnover	5	%(3)	9%	14%	21%	20%	23%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

43	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2022

Financial Highlights — continued

	Minnesota Fund — Class C

	Six Months Ended January 31, 2022 (Unaudited)		Year Ended July 31,
			2021	2020	2019	2018	2017

Net asset value — Beginning of period	$10.600		$10.580	$10.330	$9.950	$10.200	$10.500

Income (Loss) From Operations

Net investment income(1)	$0.039		$0.104	$0.123	$0.168	$0.184	$0.206

Net realized and unrealized gain (loss)	(0.356)		0.020	0.253	0.379	(0.247)	(0.298)

Total income (loss) from operations	$(0.317)		$0.124	$0.376	$0.547	$(0.063)	$(0.092)

Less Distributions

From net investment income	$(0.043)		$(0.104)	$(0.126)	$(0.167)	$(0.187)	$(0.208)

Total distributions	$(0.043)		$(0.104)	$(0.126)	$(0.167)	$(0.187)	$(0.208)

Net asset value — End of period	$10.240		$10.600	$10.580	$10.330	$9.950	$10.200

Total Return(2)	(3.00	)%(3)	1.19%	3.67%	5.56%	(0.62)%	(0.85)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$3,382		$4,478	$6,616	$6,595	$9,484	$11,668

Ratios (as a percentage of average daily net assets):

Expenses	1.40	%(4)	1.40%	1.41%	1.46%	1.44%	1.45%

Net investment income	0.75	%(4)	0.99%	1.18%	1.68%	1.82%	2.02%

Portfolio Turnover	5	%(3)	9%	14%	21%	20%	23%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

44	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2022

Financial Highlights — continued

	Minnesota Fund — Class I

	Six Months Ended January 31, 2022 (Unaudited)		Year Ended July 31,
			2021	2020	2019	2018	2017

Net asset value — Beginning of period	$9.860		$9.840	$9.610	$9.250	$9.480	$9.770

Income (Loss) From Operations

Net investment income(1)	$0.083		$0.190	$0.205	$0.242	$0.260	$0.280

Net realized and unrealized gain (loss)	(0.337)		0.020	0.234	0.361	(0.227)	(0.287)

Total income (loss) from operations	$(0.254)		$0.210	$0.439	$0.603	$0.033	$(0.007)

Less Distributions

From net investment income	$(0.086)		$(0.190)	$(0.209)	$(0.243)	$(0.263)	$(0.283)

Total distributions	$(0.086)		$(0.190)	$(0.209)	$(0.243)	$(0.263)	$(0.283)

Net asset value — End of period	$9.520		$9.860	$9.840	$9.610	$9.250	$9.480

Total Return(2)	(2.59	)%(3)	2.17%	4.63%	6.64%	0.36%	(0.02)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$134,894		$129,437	$122,078	$88,841	$73,789	$75,120

Ratios (as a percentage of average daily net assets):

Expenses	0.45	%(4)	0.45%	0.46%	0.50%	0.49%	0.50%

Net investment income	1.69	%(4)	1.93%	2.13%	2.59%	2.77%	2.96%

Portfolio Turnover	5	%(3)	9%	14%	21%	20%	23%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Annualized.

45	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2022

Financial Highlights — continued

	New Jersey Fund — Class A

	Six Months Ended January 31, 2022 (Unaudited)		Year Ended July 31,
			2021	2020	2019	2018	2017

Net asset value — Beginning of period	$9.820		$9.650	$9.480	$9.080	$9.230	$9.520

Income (Loss) From Operations

Net investment income(1)	$0.095		$0.203	$0.244	$0.287	$0.317	$0.326

Net realized and unrealized gain (loss)	(0.414)		0.206	0.193	0.398	(0.146)	(0.293)

Total income (loss) from operations	$(0.319)		$0.409	$0.437	$0.685	$0.171	$0.033

Less Distributions

From net investment income	$(0.103)		$(0.239)	$(0.267)	$(0.285)	$(0.321)	$(0.323)

From net realized gain	(0.008)		—	—	—	—	—

Total distributions	$(0.111)		$(0.239)	$(0.267)	$(0.285)	$(0.321)	$(0.323)

Net asset value — End of period	$9.390		$9.820	$9.650	$9.480	$9.080	$9.230

Total Return(2)	(3.28	)%(3)	4.29%	4.68%	7.69%	1.89%	0.41%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$102,883		$107,117	$100,417	$101,283	$98,224	$104,121

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees	0.68	%(4)	0.67%	0.69%	0.72%	0.73%	0.72%

Interest and fee expense(5)	—		—	—	—	—	0.01%

Total expenses	0.68	%(4)	0.67%	0.69%	0.72%	0.73%	0.73%

Net investment income	1.95	%(4)	2.09%	2.57%	3.14%	3.47%	3.53%

Portfolio Turnover	7	%(3)	39%	37%	39%	13%	14%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

46	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2022

Financial Highlights — continued

	New Jersey Fund — Class C

	Six Months Ended January 31, 2022 (Unaudited)		Year Ended July 31,
			2021	2020	2019	2018	2017

Net asset value — Beginning of period	$10.230		$10.070	$9.890	$9.470	$9.630	$9.930

Income (Loss) From Operations

Net investment income(1)	$0.061		$0.136	$0.180	$0.229	$0.259	$0.267

Net realized and unrealized gain (loss)	(0.421)		0.205	0.205	0.416	(0.155)	(0.302)

Total income (loss) from operations	$(0.360)		$0.341	$0.385	$0.645	$0.104	$(0.035)

Less Distributions

From net investment income	$(0.072)		$(0.181)	$(0.205)	$(0.225)	$(0.264)	$(0.265)

From net realized gain	(0.008)		—	—	—	—	—

Total distributions	$(0.080)		$(0.181)	$(0.205)	$(0.225)	$(0.264)	$(0.265)

Net asset value — End of period	$9.790		$10.230	$10.070	$9.890	$9.470	$9.630

Total Return(2)	(3.54	)%(3)	3.43%	3.94%	6.92%	1.10%	(0.32)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$9,598		$9,904	$10,804	$12,202	$17,481	$21,115

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees	1.43	%(4)	1.42%	1.44%	1.47%	1.48%	1.47%

Interest and fee expense(5)	—		—	—	—	—	0.01%

Total expenses	1.43	%(4)	1.42%	1.44%	1.47%	1.48%	1.48%

Net investment income	1.20	%(4)	1.35%	1.81%	2.41%	2.72%	2.78%

Portfolio Turnover	7	%(3)	39%	37%	39%	13%	14%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

47	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2022

Financial Highlights — continued

	New Jersey Fund — Class I

	Six Months Ended January 31, 2022 (Unaudited)		Year Ended July 31,
			2021	2020	2019	2018	2017

Net asset value — Beginning of period	$9.830		$9.660	$9.480	$9.080	$9.230	$9.520

Income (Loss) From Operations

Net investment income(1)	$0.105		$0.222	$0.262	$0.303	$0.335	$0.345

Net realized and unrealized gain (loss)	(0.407)		0.198	0.202	0.400	(0.146)	(0.293)

Total income (loss) from operations	$(0.302)		$0.420	$0.464	$0.703	$0.189	$0.052

Less Distributions

From net investment income	$(0.110)		$(0.250)	$(0.284)	$(0.303)	$(0.339)	$(0.342)

From net realized gain	(0.008)		—	—	—	—	—

Total distributions	$(0.118)		$(0.250)	$(0.284)	$(0.303)	$(0.339)	$(0.342)

Net asset value — End of period	$9.410		$9.830	$9.660	$9.480	$9.080	$9.230

Total Return(2)	(3.10	)%(3)	4.41%	4.97%	7.91%	2.09%	0.61%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$79,102		$80,634	$66,447	$51,021	$32,285	$31,778

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees	0.48	%(4)	0.47%	0.49%	0.52%	0.53%	0.52%

Interest and fee expense(5)	—		—	—	—	—	0.01%

Total expenses	0.48	%(4)	0.47%	0.49%	0.52%	0.53%	0.53%

Net investment income	2.15	%(4)	2.29%	2.76%	3.30%	3.66%	3.74%

Portfolio Turnover	7	%(3)	39%	37%	39%	13%	14%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Annualized.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

48	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2022

Financial Highlights — continued

	Pennsylvania Fund — Class A

	Six Months Ended January 31, 2022 (Unaudited)		Year Ended July 31,
			2021	2020	2019	2018	2017

Net asset value — Beginning of period	$8.830		$8.740	$8.650	$8.500	$8.730	$9.110

Income (Loss) From Operations

Net investment income(1)	$0.101		$0.219	$0.269	$0.310	$0.334	$0.323

Net realized and unrealized gain (loss)	(0.367)		0.090	0.093	0.153	(0.236)	(0.379)

Total income (loss) from operations	$(0.266)		$0.309	$0.362	$0.463	$0.098	$(0.056)

Less Distributions

From net investment income	$(0.104)		$(0.219)	$(0.272)	$(0.313)	$(0.328)	$(0.324)

Total distributions	$(0.104)		$(0.219)	$(0.272)	$(0.313)	$(0.328)	$(0.324)

Net asset value — End of period	$8.460		$8.830	$8.740	$8.650	$8.500	$8.730

Total Return(2)	(3.03	)%(3)	3.59%	4.26%	5.58%	1.16%	(0.58)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$102,764		$112,748	$115,340	$119,324	$112,508	$125,579

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees	0.70	%(4)	0.69%	0.71%	0.75%	0.75%	0.73%

Interest and fee expense(5)	0.02	%(4)	0.02%	0.05%	0.07%	0.05%	0.04%

Total expenses	0.72	%(4)	0.71%	0.76%	0.82%	0.80%	0.77%

Net investment income	2.31	%(4)	2.51%	3.11%	3.65%	3.89%	3.67%

Portfolio Turnover	13	%(3)	34%	20%	18%	9%	4%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

49	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2022

Financial Highlights — continued

	Pennsylvania Fund — Class C

	Six Months Ended January 31, 2022 (Unaudited)		Year Ended July 31,
			2021	2020	2019	2018	2017

Net asset value — Beginning of period	$9.140		$9.050	$8.960	$8.800	$9.040	$9.430

Income (Loss) From Operations

Net investment income(1)	$0.071		$0.160	$0.211	$0.257	$0.279	$0.266

Net realized and unrealized gain (loss)	(0.377)		0.089	0.093	0.161	(0.246)	(0.389)

Total income (loss) from operations	$(0.306)		$0.249	$0.304	$0.418	$0.033	$(0.123)

Less Distributions

From net investment income	$(0.074)		$(0.159)	$(0.214)	$(0.258)	$(0.273)	$(0.267)

Total distributions	$(0.074)		$(0.159)	$(0.214)	$(0.258)	$(0.273)	$(0.267)

Net asset value — End of period	$8.760		$9.140	$9.050	$8.960	$8.800	$9.040

Total Return(2)	(3.37	)%(3)	2.78%	3.45%	4.84%	0.39%	(1.28)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$6,621		$7,781	$11,815	$13,088	$22,991	$29,651

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees	1.45	%(4)	1.44%	1.46%	1.50%	1.50%	1.48%

Interest and fee expense(5)	0.02	%(4)	0.02%	0.05%	0.07%	0.05%	0.04%

Total expenses	1.47	%(4)	1.46%	1.51%	1.57%	1.55%	1.52%

Net investment income	1.55	%(4)	1.77%	2.36%	2.93%	3.13%	2.92%

Portfolio Turnover	13	%(3)	34%	20%	18%	9%	4%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

50	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2022

Financial Highlights — continued

	Pennsylvania Fund — Class I

	Six Months Ended January 31, 2022 (Unaudited)		Year Ended July 31,
			2021	2020	2019	2018	2017

Net asset value — Beginning of period	$8.860		$8.770	$8.690	$8.530	$8.760	$9.140

Income (Loss) From Operations

Net investment income(1)	$0.110		$0.237	$0.287	$0.328	$0.352	$0.342

Net realized and unrealized gain (loss)	(0.367)		0.090	0.083	0.163	(0.235)	(0.380)

Total income (loss) from operations	$(0.257)		$0.327	$0.370	$0.491	$0.117	$(0.038)

Less Distributions

From net investment income	$(0.113)		$(0.237)	$(0.290)	$(0.331)	$(0.347)	$(0.342)

Total distributions	$(0.113)		$(0.237)	$(0.290)	$(0.331)	$(0.347)	$(0.342)

Net asset value — End of period	$8.490		$8.860	$8.770	$8.690	$8.530	$8.760

Total Return(2)	(2.92	)%(3)	3.80%	4.34%	5.90%	1.37%	(0.36)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$67,304		$66,737	$64,685	$53,541	$46,396	$51,055

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees	0.50	%(4)	0.49%	0.51%	0.54%	0.55%	0.53%

Interest and fee expense(5)	0.02	%(4)	0.02%	0.05%	0.07%	0.05%	0.04%

Total expenses	0.52	%(4)	0.51%	0.56%	0.61%	0.60%	0.57%

Net investment income	2.50	%(4)	2.71%	3.31%	3.84%	4.09%	3.88%

Portfolio Turnover	13	%(3)	34%	20%	18%	9%	4%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Annualized.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

51	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2022

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Municipals Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Trust presently consists of eighteen funds, five of which, each non-diversified, are included in these financial statements. They include Eaton Vance Arizona Municipal Income Fund (Arizona Fund), Eaton Vance Connecticut Municipal Income Fund (Connecticut Fund), Eaton Vance Minnesota Municipal Income Fund (Minnesota Fund), Eaton Vance New Jersey Municipal Income Fund (New Jersey Fund) and Eaton Vance Pennsylvania Municipal Income Fund (Pennsylvania Fund), (each individually referred to as the Fund, and collectively, the Funds). The Funds’ investment objective is to provide current income exempt from regular federal income tax and from particular state or local income or other taxes. The Funds offer three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase and, effective November 5, 2020, automatically convert to Class A shares eight years after their purchase as described in the Funds’ prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that a Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

As of January 31, 2022, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

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F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

H  Floating Rate Notes Issued in Conjunction with Securities Held — The Funds may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby a Fund may sell a variable or fixed rate bond for cash to a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), while at the same time, buying a residual interest in the assets and cash flows of the SPV. The bond is deposited into the SPV with the same CUSIP number as the bond sold to the SPV by the Fund, and which may have been, but is not required to be, the bond purchased from the Fund (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by a Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the Bond held by the SPV transferred to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would generally pay the SPV the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Funds account for the transaction described above as a secured borrowing by including the Bond in their Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the SPV for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. If measured at fair value, the payable for floating rate notes would have been considered as Level 2 in the fair value hierarchy (see Note 9) at January 31, 2022. Interest expense related to a Fund’s liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. At January 31, 2022, the amounts of the Funds’ Floating Rate Notes and related interest rates and collateral were as follows:

Pennsylvania Fund

Floating Rate Notes Outstanding	$4,999,975

Interest Rate or Range of Interest Rates (%)	0.12

Collateral for Floating Rate Notes Outstanding	$7,602,375

For the six months ended January 31, 2022, the Funds’ average settled Floating Rate Notes outstanding and the average interest rate (annualized) including fees were as follows:

Pennsylvania Fund

Average Floating Rate Notes Outstanding	$5,000,000

Average Interest Rate	0.73%

In certain circumstances, the Funds may enter into shortfall and forbearance agreements with brokers by which a Fund agrees to reimburse the broker for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Funds had no shortfalls as of January 31, 2022.

The Funds may also purchase residual interest bonds in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.

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Municipal Income Funds

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Notes to Financial Statements (Unaudited) — continued

The Funds’ investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Funds’ investment policies do not allow the Funds to borrow money except as permitted by the 1940 Act. Management believes that the Funds’ restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Funds’ Statement of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Funds’ restrictions apply. Residual interest bonds held by the Funds are securities exempt from registration under Rule 144A of the Securities Act of 1933.

I  When-Issued Securities and Delayed Delivery Transactions — The Funds may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.

J  Interim Financial Statements — The interim financial statements relating to January 31, 2022 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds’ management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

The net investment income of each Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At July 31, 2021, the following Funds, for federal income tax purposes, had deferred capital losses which would reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of a Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. The amounts of the deferred capital losses are as follows:

	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

Deferred capital losses:

Short-term	$169,657	$844,251	$453,923	$—	$5,275,266

Long-term	$173,649	$—	$317,386	$—	$6,686,894

The cost and unrealized appreciation (depreciation) of investments of each Fund at January 31, 2022, as determined on a federal income tax basis, were as follows:

	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

Aggregate cost	$68,728,716	$76,495,490	$178,532,002	$176,808,566	$167,810,422

Gross unrealized appreciation	$3,679,381	$3,491,201	$6,044,962	$8,611,086	$9,574,167

Gross unrealized depreciation	(405,716)	(442,695)	(848,796)	(1,849,563)	(1,955,994)

Net unrealized appreciation	$3,273,665	$3,048,506	$5,196,166	$6,761,523	$7,618,173

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January 31, 2022

Notes to Financial Statements (Unaudited) — continued

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to each Fund. The investment adviser fee is based upon a percentage of total daily net assets plus a percentage of total daily gross income (i.e., income other than gains from the sale of securities) as follows and is payable monthly:

Total Daily Net Assets	Annual Asset Rate	Daily Income Rate

Up to $20 million	0.100%	1.00%

$20 million but less than $40 million	0.200	2.00

$40 million but less than $500 million	0.300	3.00

$500 million but less than $1 billion	0.275	2.75

$1 billion but less than $1.5 billion	0.250	2.50

$1.5 billion but less than $2 billion	0.225	2.25

$2 billion but less than $3 billion	0.200	2.00

$3 billion and over	0.175	1.75

For the six months ended January 31, 2022, investment adviser fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:

	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

Investment Adviser Fee	$110,909	$120,176	$331,071	$344,532	$325,292

Effective Annual Rate	0.28%	0.29%	0.33%	0.34%	0.35%

Eaton Vance Management (EVM), an affiliate of BMR, serves as the administrator of each Fund, but receives no compensation.

EVM provides sub-transfer agency and related services to the Funds pursuant to a Sub-Transfer Agency Support Services Agreement. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds’ principal underwriter, received a portion of the sales charge on sales of Class A shares of the Funds. Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of BMR, EVM and EVD, also received a portion of the sales charge on the sales of Class A shares. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5). Sub-transfer agent fees earned by EVM, which are included in transfer and dividend disbursing agent fees on the Statements of Operations, and Class A sales charges that the Funds were informed were received by EVD and Morgan Stanley affiliated broker-dealers for the six months ended January 31, 2022 were as follows:

	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

EVM’s Sub-Transfer Agent Fees	$2,744	$6,958	$12,746	$10,824	$14,510

EVD’s Class A Sales Charges	$2,423	$3,139	$423	$4,685	$4,230

Morgan Stanley affiliated broker-dealers’ Class A Sales Charges	$—	$1,875	$—	$3,009	$209

Trustees and officers of the Funds who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Funds out of the investment adviser fee. Trustees of the Funds who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended January 31, 2022, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of the above organizations.

4  Distribution Plans

Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that each Fund will pay EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The

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Notes to Financial Statements (Unaudited) — continued

Trustees approved distribution and service fee payments equal to 0.20% per annum of each Fund’s average daily net assets attributable to Class A shares. Distribution and service fees paid or accrued to EVD for the six months ended January 31, 2022 for Class A shares amounted to the following:

	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

Class A Distribution and Service Fees	$40,727	$52,732	$62,888	$107,746	$110,446

Each Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, each Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the respective Funds. For the six months ended January 31, 2022, the Funds paid or accrued to EVD the following distribution fees:

	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

Class C Distribution Fees	$12,629	$13,945	$14,831	$36,215	$27,619

The Class C Plan also authorizes each Fund to make payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% per annum of the average daily net assets attributable to Class C shares. The Trustees approved service fee payments equal to 0.20% per annum of each Fund’s average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class C sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended January 31, 2022 amounted to the following:

	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

Class C Service Fees	$3,368	$3,718	$3,955	$9,657	$7,365

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended January 31, 2022, the Funds were informed that EVD received approximately the following amounts of CDSCs paid by Class A and Class C shareholders:

	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

Class A	$3,000	$—	$—	$—	$—

Class C	$—	$—	$50	$1,000	$1,000

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the six months ended January 31, 2022 were as follows:

	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

Purchases	$4,390,290	$8,682,673	$18,515,423	$13,449,017	$24,770,863

Sales	$9,342,955	$7,242,287	$9,447,848	$15,858,912	$27,808,605

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January 31, 2022

Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest

Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

Arizona Fund
	Six Months Ended January 31, 2022 (Unaudited)
	Class A	Class C	Class I

Sales	236,317	17,572	548,749

Issued to shareholders electing to receive payments of distributions in Fund shares	38,080	1,745	31,127

Redemptions	(489,297)	(72,443)	(725,847)

Converted from Class C shares	23,407	—	—

Converted to Class A shares	—	(21,055)	—

Net decrease	(191,493)	(74,181)	(145,971)

	Year Ended July 31, 2021
	Class A	Class C	Class I

Sales	1,155,495	47,418	1,884,523

Issued to shareholders electing to receive payments of distributions in Fund shares	82,622	4,965	58,031

Redemptions	(1,045,524)	(53,166)	(577,460)

Converted from Class C shares	81,090	—	—

Converted to Class A shares	—	(72,964)	—

Net increase (decrease)	273,683	(73,747)	1,365,094

Connecticut Fund
	Six Months Ended January 31, 2022 (Unaudited)
	Class A	Class C	Class I

Sales	112,658	30,668	203,025

Issued to shareholders electing to receive payments of distributions in Fund shares	43,373	1,900	23,304

Redemptions	(246,942)	(24,691)	(147,021)

Converted from Class C shares	16,685	—	—

Converted to Class A shares	—	(16,750)	—

Net increase (decrease)	(74,226)	(8,873)	79,308

	Year Ended July 31, 2021
	Class A	Class C	Class I

Sales	350,163	69,156	749,550

Issued to shareholders electing to receive payments of distributions in Fund shares	98,355	5,115	47,229

Redemptions	(489,413)	(155,411)	(339,617)

Converted from Class C shares	54,307	—	—

Converted to Class A shares	—	(54,512)	—

Net increase (decrease)	13,412	(135,652)	457,162

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January 31, 2022

Notes to Financial Statements (Unaudited) — continued

Minnesota Fund
	Six Months Ended January 31, 2022 (Unaudited)
	Class A	Class C	Class I

Sales	452,826	1,908	2,225,454

Issued to shareholders electing to receive payments of distributions in Fund shares	47,051	1,440	78,829

Redemptions	(503,021)	(79,270)	(1,263,100)

Converted from Class C shares	17,319	—	—

Converted to Class A shares	—	(16,105)	—

Net increase (decrease)	14,175	(92,027)	1,041,183

	Year Ended July 31, 2021
	Class A	Class C	Class I

Sales	787,289	77,780	4,196,475

Issued to shareholders electing to receive payments of distributions in Fund shares	101,135	4,789	146,796

Redemptions	(781,392)	(173,189)	(3,617,031)

Converted from Class C shares	120,553	—	—

Converted to Class A shares	—	(112,099)	—

Net increase (decrease)	227,585	(202,719)	726,240

New Jersey Fund
	Six Months Ended January 31, 2022 (Unaudited)
	Class A	Class C	Class I

Sales	612,920	97,599	1,693,742

Issued to shareholders electing to receive payments of distributions in Fund shares	104,506	6,677	94,564

Redemptions	(692,072)	(73,573)	(1,581,474)

Converted from Class C shares	18,552	—	—

Converted to Class A shares	—	(17,796)	—

Net increase	43,906	12,907	206,832

	Year Ended July 31, 2021
	Class A	Class C	Class I

Sales	1,119,598	262,734	2,421,739

Issued to shareholders electing to receive payments of distributions in Fund shares	213,209	16,472	172,392

Redemptions	(1,030,835)	(184,792)	(1,271,247)

Converted from Class C shares	207,880	—	—

Converted to Class A shares	—	(199,262)	—

Net increase (decrease)	509,852	(104,848)	1,322,884

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January 31, 2022

Notes to Financial Statements (Unaudited) — continued

Pennsylvania Fund
	Six Months Ended January 31, 2022 (Unaudited)
	Class A	Class C	Class I

Sales	445,420	42,862	974,307

Issued to shareholders electing to receive payments of distributions in Fund shares	132,414	6,384	64,487

Redemptions	(1,218,214)	(119,474)	(638,351)

Converted from Class C shares	25,461	—	—

Converted to Class A shares	—	(24,578)	—

Net increase (decrease)	(614,919)	(94,806)	400,443

	Year Ended July 31, 2021
	Class A	Class C	Class I

Sales	1,679,065	263,106	1,735,727

Issued to shareholders electing to receive payments of distributions in Fund shares	296,393	19,217	123,558

Redemptions	(2,713,784)	(439,695)	(1,704,037)

Converted from Class C shares	307,898	—	—

Converted to Class A shares	—	(297,303)	—

Net increase (decrease)	(430,428)	(454,675)	155,248

8  Line of Credit

The Funds participate with other portfolios and funds managed by EVM and its affiliates, in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 25, 2022. Borrowings are made by the Funds solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to each Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2021, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Funds, it may be unable to borrow some or all of its requested amounts at any particular time. The Funds did not have any significant borrowings or allocated fees during the six months ended January 31, 2022.

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

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January 31, 2022

Notes to Financial Statements (Unaudited) — continued

At January 31, 2022, the hierarchy of inputs used in valuing the Funds’ investments, which are carried at value, were as follows:

Arizona Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Obligations	$—	$68,952,842	$—	$68,952,842

Taxable Municipal Obligations	—	3,049,539	—	3,049,539

Total Investments	$—	$72,002,381	$—	$72,002,381

Connecticut Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Obligations	$—	$75,737,013	$—	$75,737,013

Taxable Municipal Obligations	—	3,806,983	—	3,806,983

Total Investments	$—	$79,543,996	$—	$79,543,996

Minnesota Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Obligations	$—	$183,728,168	$—	$183,728,168

Total Investments	$—	$183,728,168	$—	$183,728,168

New Jersey Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Obligations	$—	$174,761,331	$—	$174,761,331

Taxable Municipal Obligations	—	8,808,758	—	8,808,758

Total Investments	$—	$183,570,089	$—	$183,570,089

Pennsylvania Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Obligations	$—	$179,249,227	$—	$179,249,227

Taxable Municipal Obligations	—	1,179,343	—	1,179,343

Total Investments	$—	$180,428,570	$—	$180,428,570

10  Risks and Uncertainties

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Funds’ performance, or the performance of the securities in which the Funds invest.

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Officers and Trustees

Officers

Eric A. Stein

President

Deidre E. Walsh

Vice President

James F. Kirchner

Treasurer

Jill R. Damon

Secretary

Richard F. Froio

Chief Compliance Officer

Trustees

George J. Gorman

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

Valerie A. Mosley

William H. Park

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

61

Eaton Vance Funds

Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

∎   Social Security number and income

∎   investment experience and risk tolerance

∎   checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing

Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Please note:

If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.

Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

62

Eaton Vance Funds

Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?

We collect your personal information, for example, when you

∎   open an account or make deposits or withdrawals from your account

∎   buy securities from us or make a wire transfer

∎   give us your contact information

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

∎   sharing for affiliates’ everyday business purposes — information about your creditworthiness

∎   affiliates from using your information to market to you

∎   sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

∎   Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ∎ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ∎ Eaton Vance doesn’t jointly market.
Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

63

Eaton Vance Funds

IMPORTANT NOTICES

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

64

Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7703    1.31.22

Eaton Vance

Municipal Opportunities Fund

Semiannual Report

January 31, 2022

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report January 31, 2022

Eaton Vance

Municipal Opportunities Fund

Eaton Vance

Municipal Opportunities Fund

January 31, 2022

Performance1,2

Portfolio Manager(s) Craig R. Brandon, CFA and Trevor G. Smith

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years	Since Inception

Class A at NAV	05/31/2011	05/31/2011	–3.23%	–1.40%	3.37%	3.52%	4.41%
Class A with 4.75% Maximum Sales Charge	—	—	–7.81	–6.05	2.37	3.02	3.93

Class C at NAV	08/18/2014	08/18/2014	–3.59	–2.06	2.62	—	2.54
Class C with 1% Maximum Sales Charge	—	—	–4.54	–3.02	2.62	—	2.54

Class I at NAV	05/31/2011	05/31/2011	–3.10	–1.15	3.63	3.79	4.69

Bloomberg Municipal Bond Index	—	—	–3.10%	–1.89%	3.46%	3.20%	3.81%

% Total Annual Operating Expense Ratios[3]					Class A	Class C	Class I

					0.93%	1.68%	0.68%

% Distribution Rates/Yields[4]					Class A	Class C	Class I

Distribution Rate					1.56%	0.80%	1.82%
Taxable-Equivalent Distribution Rate					2.64	1.35	3.07

SEC 30-day Yield					0.82	0.11	1.11
Taxable-Equivalent SEC 30-day Yield					1.39	0.18	1.89

Fund Profile

Credit Quality (% of total investments)5

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Municipal Opportunities Fund

January 31, 2022

Endnotes and Additional Disclosures

[1]

Bloomberg Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. The SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ.

[5]

For purposes of the Fund’s rating restrictions, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Fund profile subject to change due to active management.

3

Eaton Vance

Municipal Opportunities Fund

January 31, 2022

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2021 – January 31, 2022).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (8/1/21)	Ending Account Value (1/31/22)	Expenses Paid During Period* (8/1/21 – 1/31/22)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$967.70	$4.51	0.91%
Class C	$1,000.00	$964.10	$8.22	1.66%
Class I	$1,000.00	$969.00	$3.28	0.66%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.62	$4.63	0.91%
Class C	$1,000.00	$1,016.84	$8.44	1.66%
Class I	$1,000.00	$1,021.88	$3.36	0.66%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2021.

4

Eaton Vance

Municipal Opportunities Fund

January 31, 2022

Portfolio of Investments (Unaudited)

Corporate Bonds — 1.2%
Security	Principal Amount (000’s omitted)	Value

Hospital — 1.2%

Care New England Health System, 5.50%, 9/1/26	$11,000	$11,190,113

Harnett Health System, Inc., 4.25% to 4/1/25 (Put Date), 4/1/32	3,485	3,406,588

Total Corporate Bonds — 1.2% (identified cost $13,748,443)		$14,596,701

Tax-Exempt Mortgage-Backed Securities — 0.0%(1)
Security	Principal Amount (000’s omitted)	Value

Housing — 0.0%(1)

FRETE 2017-ML01 Trust, Class A, (Freddie Mac guaranteed), 0.608%, (1 mo. USD LIBOR + 0.50%), 1/25/33(2)	$465	$471,373

Total Tax-Exempt Mortgage-Backed Securities — 0.0%(1) (identified cost $464,800)		$471,373

Tax-Exempt Municipal Obligations — 92.1%
Security	Principal Amount (000’s omitted)	Value

Bond Bank — 2.1%

Delaware Valley Regional Finance Authority, PA, 0.828%, (67% of 1 mo. USD LIBOR + 0.76%), 9/1/24 (Put Date), 9/1/48(2)	$8,000	$8,037,200

Illinois Finance Authority, (Revolving Fund), Green Bonds, 4.00%, 1/1/33	8,190	9,637,337

Indiana Finance Authority, (State Revolving Fund), Green Bonds, 5.00%, 2/1/33	6,445	8,217,633

		$25,892,170

Education — 5.5%

Arizona Industrial Development Authority, (Academies of Math & Science), 5.00%, 7/1/39(3)	$525	$596,279

Arizona Industrial Development Authority, (Doral Academy of Nevada), 3.55%, 7/15/29(3)	1,295	1,373,788

Arizona Industrial Development Authority, (Pinecrest Academy of Nevada), 4.00%, 7/15/40(3)	865	911,753

Arizona State University:

5.00%, 7/1/33	500	542,740

5.00%, 7/1/34	580	629,578

Security	Principal Amount (000’s omitted)	Value

Education (continued)

Build NYC Resource Corp., NY, (Ethical Culture Fieldston School), 5.00%, 6/1/24	$600	$650,976

California Municipal Finance Authority, (California Lutheran University):

5.00%, 10/1/31	600	712,062

5.00%, 10/1/35	1,125	1,328,423

5.00%, 10/1/37	1,400	1,649,298

California School Finance Authority, (KIPP SoCal Public Schools):

5.00%, 7/1/39(3)	1,000	1,179,630

5.00%, 7/1/49(3)	1,000	1,166,270

Capital Trust Agency, FL, (Florida Charter Educational Foundation, Inc.), 4.50%, 6/15/28(3)	550	580,509

Connecticut Health and Educational Facilities Authority, (Avon Old Farms School):

4.00%, 7/1/33	275	318,040

4.00%, 7/1/34	275	317,196

4.00%, 7/1/35	250	287,695

4.00%, 7/1/41	600	682,158

Connecticut Health and Educational Facilities Authority, (Yale University), 0.25% to 2/9/24 (Put Date), 7/1/49	2,665	2,611,407

Delaware County Authority, PA, (Villanova University), 5.00%, 8/1/22	600	613,482

District of Columbia, (District of Columbia International School), 5.00%, 7/1/39	680	795,593

District of Columbia, (Gallaudet University):

3.00%, 4/1/37	750	782,400

3.00%, 4/1/38	900	936,945

3.00%, 4/1/39	750	779,535

3.00%, 4/1/40	725	752,159

3.00%, 4/1/41	775	802,776

4.00%, 4/1/32	325	375,170

4.00%, 4/1/33	160	184,603

4.00%, 4/1/34	165	189,796

4.00%, 4/1/35	200	229,312

4.00%, 4/1/36	375	429,510

District of Columbia, (KIPP DC):

4.00%, 7/1/39	280	308,140

4.00%, 7/1/44	270	294,192

District of Columbia, (Rocketship DC Obligated Group), 5.00%, 6/1/39(3)	1,425	1,572,488

Florida Higher Educational Facilities Financing Authority, (Ringling College of Art and Design):

5.00%, 3/1/32	315	370,601

5.00%, 3/1/33	355	417,494

5.00%, 3/1/34	350	411,177

5	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

January 31, 2022

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Education (continued)

Kentucky Bond Development Corp., (Transylvania University):

3.00%, 3/1/34	$350	$362,999

3.00%, 3/1/35	200	207,094

3.00%, 3/1/38	215	221,613

4.00%, 3/1/33	175	196,380

4.00%, 3/1/36	265	296,482

4.00%, 3/1/37	255	284,802

4.00%, 3/1/39	225	250,495

4.00%, 3/1/40	210	233,417

4.00%, 3/1/41	245	271,952

5.00%, 3/1/30	320	389,600

5.00%, 3/1/31	345	417,253

5.00%, 3/1/32	355	427,761

Michigan Finance Authority, (Cesar Chavez Academy), 5.00%, 2/1/33	830	909,821

Minnesota Higher Education Facilities Authority, (St. Olaf College), 3.00%, 10/1/38	1,000	1,063,930

Monroe County Industrial Development Corp., NY, (University of Rochester):

Series 2017C, 5.00%, 7/1/29	650	764,582

Series 2017D, 5.00%, 7/1/29	750	882,210

New Jersey Educational Facilities Authority, (Princeton University):

5.00%, 3/1/33	6,210	7,938,305

5.00%, 3/1/35	4,680	5,968,919

New Jersey Educational Facilities Authority, (Ramapo College), 5.00%, 7/1/26	2,460	2,753,429

New York Dormitory Authority, (Oneida-Herkimer-Madison BOCES):

5.00%, 8/15/22	510	522,337

5.00%, 8/15/23	275	289,946

5.00%, 8/15/24	300	326,262

Philadelphia Industrial Development Authority, PA, (La Salle University):

5.00%, 5/1/25	910	971,097

5.00%, 5/1/26	1,850	1,999,498

5.00%, 5/1/29	1,000	1,087,730

Pinellas County Educational Facilities Authority, FL, (Pinellas Academy of Math and Science):

4.125%, 12/15/28(3)	505	538,360

5.00%, 12/15/38(3)	2,690	3,043,789

Public Finance Authority, WI, (North Carolina Leadership Academy):

5.00%, 6/15/39(3)	205	222,628

5.00%, 6/15/49(3)	260	279,812

Security	Principal Amount (000’s omitted)	Value

Education (continued)

Public Finance Authority, WI, (Roseman University of Health Sciences):

5.00%, 4/1/40(3)	$840	$955,601

5.00%, 4/1/50(3)	1,010	1,135,796

Romeoville, IL, (Lewis University), 5.00%, 10/1/26	500	549,175

University of Arkansas:

5.00%, 11/1/24	450	497,034

5.00%, 11/1/25	500	568,605

University of Idaho, 5.00%, 4/1/24	500	541,490

University of North Carolina at Greensboro, 5.00%, 4/1/27	400	470,616

University of Pittsburgh, PA, 0.42%, (SIFMA + 0.36%), 2/15/24(2)	3,000	3,010,230

Yonkers Economic Development Corp., NY, (Lamartine/Warburton, LLC - Charter School of Educational Excellence), 5.00%, 10/15/54	430	479,652

		$67,113,877

Electric Utilities — 4.2%

American Municipal Power, Inc., OH, (Prairie State Energy Campus), 5.00%, 2/15/36	$5,000	$6,135,600

Arkansas River Power Authority, CO, 5.00%, 10/1/27	30	34,747

Carroll County, KY, (Kentucky Utilities Co.), (AMT), 2.00%, 2/1/32	1,000	980,820

Delaware Municipal Electric Corp., (Beasley Power Station):

5.00%, 7/1/29	270	331,209

5.00%, 7/1/30	320	399,517

5.00%, 7/1/31	300	380,007

Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), 3.20%, 7/1/39	4,505	4,765,389

Long Island Power Authority, NY, Electric System Revenue:

0.821%, (70% of 1 mo. USD LIBOR + 0.75%), 10/1/23 (Put Date), 5/1/33(2)	6,000	6,000,840

5.00%, 9/1/29	500	596,885

Missouri Joint Municipal Electric Utility Commission, (Prairie State Energy Campus), 5.00%, 1/1/28	1,515	1,806,183

Nebraska Public Power District:

5.00%, 1/1/24	750	806,692

2021 Series A, 5.00%, 1/1/35	2,100	2,643,417

2021 Series A, 5.00%, 1/1/36	2,900	3,643,995

2021 Series A, 5.00%, 1/1/37	3,000	3,764,820

2021 Series A, 5.00%, 1/1/38	3,115	3,901,662

2021 Series B, 5.00%, 1/1/35	1,880	2,366,487

2021 Series B, 5.00%, 1/1/36	1,900	2,387,445

2021 Series B, 5.00%, 1/1/37	2,000	2,509,880

2021 Series B, 5.00%, 1/1/38	2,000	2,505,080

Omaha Public Power District, NE, 5.00%, 2/1/25	550	610,940

6	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

January 31, 2022

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Electric Utilities (continued)

Public Power Generation Agency, NE, (Whelan Energy Center Unit 2), 5.00%, 1/1/25	$2,525	$2,790,201

Unified Government of Wyandotte County/Kansas City, KS, Utility System Revenue:

5.00%, 9/1/26	1,165	1,316,031

5.00%, 9/1/27	1,000	1,127,390

		$51,805,237

Escrowed / Prerefunded — 0.8%

Central Texas Regional Mobility Authority, Prerefunded to 7/1/25, 5.00%, 1/1/29	$600	$675,678

Detroit, MI, Sewage Disposal System, Prerefunded to 7/1/22, 5.00%, 7/1/32	125	127,369

District of Columbia, (Association of American Medical Colleges), Prerefunded to 10/1/23, 5.00%, 10/1/30	570	608,880

East Hempfield Township Industrial Development Authority, PA, (Student Services, Inc.), Prerefunded to 7/1/24, 5.00%, 7/1/29	500	545,990

Illinois Finance Authority, (Plymouth Place, Inc.), Escrowed to Maturity, 5.00%, 5/15/25	1,315	1,406,222

Mattawan Consolidated School, MI:

Prerefunded to 5/1/25, 5.00%, 5/1/26	750	841,267

Prerefunded to 5/1/25, 5.00%, 5/1/27	1,000	1,121,690

Prerefunded to 5/1/25, 5.00%, 5/1/28	500	560,845

Norfolk Economic Development Authority, VA, (Bon Secours Health System, Inc.), Prerefunded to 11/1/22, 5.00%, 11/1/28	225	232,398

San Francisco City and County Public Utilities Commission, CA, Green Bonds, Prerefunded to 11/1/24, 5.00%, 11/1/37	2,575	2,845,632

University of North Carolina at Charlotte, Prerefunded to 4/1/25, 4.00%, 4/1/37	625	679,962

		$9,645,933

General Obligations — 9.2%

Ann Arbor Public Schools, MI:

5.00%, 5/1/23	$10	$10,532

5.00%, 5/1/27	1,000	1,120,330

Auburn, ME:

4.00%, 11/1/30	500	595,630

4.00%, 11/1/31	400	481,680

Burlington, VT, 5.00%, 11/1/24	400	442,040

Champaign County Community Unit School District No. 4, IL, 5.00%, 1/1/33	1,650	1,973,449

Chicago Park District, IL, 5.00%, 1/1/24	500	536,115

Chicago, IL, 5.00%, 1/1/28	3,000	3,467,040

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

Connecticut, 5.00%, 4/15/34	$1,000	$1,221,090

Dallas, TX, 5.00%, 2/15/25	1,000	1,113,020

District of Columbia:

5.00%, 2/1/31	1,650	2,117,065

5.00%, 2/1/33	3,750	4,792,200

5.00%, 2/1/33	600	766,752

Eagle Mountain-Saginaw Independent School District, TX, (PSF Guaranteed):

4.00%, 8/15/31	1,950	2,305,290

4.00%, 8/15/32	2,660	3,137,576

4.00%, 8/15/33	3,285	3,870,157

Georgia, 4.00%, 7/1/35	5,000	5,959,850

Heard County Public Facilities Authority, GA, (Heard County School District), 4.00%, 3/1/29	850	973,803

Hermiston School District No. 8R, OR, 0.00%, 6/15/43	2,665	1,393,182

Illinois:

5.50%, 5/1/39	1,740	2,120,033

5.75%, 5/1/45	1,780	2,178,702

Kane, Cook and DuPage Counties School District No. 46, IL:

5.00%, 1/1/26	900	968,211

5.00%, 1/1/29	2,000	2,146,820

King County, WA:

4.00%, 12/1/32	1,790	2,153,961

4.00%, 12/1/33	1,885	2,267,127

4.00%, 12/1/34	2,480	2,970,222

4.00%, 12/1/36	2,680	3,201,716

Monroe Township, NJ:

5.00%, 1/15/29	425	517,650

5.00%, 1/15/30	425	525,853

5.00%, 1/15/31	430	528,827

5.00%, 1/15/32	440	539,383

5.00%, 1/15/33	450	551,345

New Jersey:

2.00%, 6/1/30	5,000	4,939,800

4.00%, 6/1/32	1,150	1,348,777

New York, NY, 5.00%, 8/1/29	450	477,810

Ottawa County, MI, 5.00%, 11/1/22	500	516,515

Passaic County Improvement Authority, NJ, (Passaic County Community College), 5.375%, 7/1/41	1,535	2,158,379

Puerto Rico:

5.75%, 7/1/41(4)	2,710	2,662,575

8.00%, 7/1/35(4)	4,260	3,844,650

8.00%, 7/1/35(4)	615	548,119

Sarpy County, NE:

2.00%, 6/1/28	2,365	2,408,942

7	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

January 31, 2022

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

Sarpy County, NE: (continued)

2.00%, 6/1/29	$2,395	$2,416,842

2.00%, 6/1/30	2,430	2,440,327

Sedgwick County Unified School District No. 265, KS, 5.00%, 10/1/26	1,000	1,167,490

St. Joseph Public Schools, MI:

5.00%, 5/1/28	1,880	2,107,499

5.00%, 5/1/29	1,650	1,846,300

Suffolk County, NY, 5.00%, 6/15/32(5)	2,265	2,834,262

Thornapple Kellogg School, MI, 5.00%, 5/1/24	400	433,804

Township High School District No. 203, IL:

5.00%, 12/15/29	2,080	2,597,421

5.00%, 12/15/30	1,190	1,514,204

Upper Merion Area School District, PA:

5.00%, 1/15/29	500	554,360

5.00%, 1/15/30	300	332,616

Wake County, NC, 5.00%, 4/1/22	6,170	6,217,694

Washington:

5.00%, 6/1/35	2,500	3,128,250

5.00%, 6/1/36	2,200	2,750,154

5.00%, 6/1/37	2,500	3,116,250

Will and Cook Counties Community High School District No. 210, IL:

0.00%, 1/1/27	65	57,426

5.00%, 1/1/29	1,185	1,221,794

Wilmington, NC, 5.00%, 5/1/28	1,760	2,142,061

		$112,730,972

Hospital — 15.9%

Astoria Hospital Facilities Authority, OR, (Columbia Memorial Hospital), 5.00%, 8/1/41	$940	$1,060,489

Augusta Development Authority, GA, (AU Health System, Inc.):

5.00%, 7/1/26	2,525	2,836,787

5.00%, 7/1/27	2,635	3,017,681

Berks County Industrial Development Authority, PA, (Tower Health):

5.00%, 11/1/47	2,000	2,125,360

5.00%, 11/1/50	5,465	5,790,167

Berks County Municipal Authority, PA, (The Reading Hospital and Medical Center), 4.25%, 11/1/41	235	234,706

Berks County Municipal Authority, PA, (Tower Health), 5.00% to 2/1/27 (Put Date), 2/1/40	3,000	3,310,350

Boone County, MO, (Boone Hospital Center):

5.00%, 8/1/29	1,410	1,577,240

5.00%, 8/1/31	3,215	3,579,999

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)

Calhoun County Hospital Finance Authority, MI, (Oaklawn Hospital), 5.00%, 2/15/32	$2,110	$2,378,877

California Municipal Finance Authority, (NorthBay Healthcare Group):

5.00%, 11/1/28	300	325,125

5.00%, 11/1/29	110	118,985

5.00%, 11/1/30	150	161,994

5.00%, 11/1/35	250	269,313

California Statewide Communities Development Authority, (Cottage Health System Obligated Group), Prerefunded to 11/1/24, 5.00%, 11/1/26	425	469,668

Connecticut Health and Educational Facilities Authority, (Griffin Hospital), 5.00%, 7/1/50(3)	3,730	4,317,699

Connecticut Health and Educational Facilities Authority, (Stamford Hospital), 5.00%, 7/1/33(5)	2,000	2,468,660

Conway, AR, (Conway Regional Medical Center):

5.00%, 8/1/28	500	568,700

5.00%, 8/1/29	200	226,654

Crawford County Hospital Authority, PA, (Meadville Medical Center):

6.00%, 6/1/36	2,660	2,947,546

6.00%, 6/1/51	4,715	5,166,084

Darke County, OH, (Wayne HealthCare):

4.00%, 9/1/40	1,000	1,048,020

4.00%, 9/1/45	2,580	2,681,420

Decatur Hospital Authority, TX, (Wise Health System), 4.00%, 9/1/36	870	963,864

Delaware Health Facilities Authority, (Beebe Medical Center):

5.00%, 6/1/30	600	716,970

5.00%, 6/1/31	1,200	1,429,548

Deschutes County Hospital Facilities Authority, OR, (St. Charles Health System), 4.00%, 1/1/33	500	537,890

Doylestown Hospital Authority, PA, (Doylestown Health):

4.00%, 7/1/45	315	334,568

5.00%, 7/1/46	850	936,437

5.00%, 7/1/49	2,375	2,692,585

Fredericksburg Economic Development Authority, VA, (Mary Washington Healthcare), 5.00%, 6/15/24	1,000	1,089,680

Glynn-Brunswick Memorial Hospital Authority, GA, (Southeast Georgia Health System):

4.00%, 8/1/35	750	857,393

4.00%, 8/1/36	750	856,485

4.00%, 8/1/37	750	855,975

4.00%, 8/1/38	1,750	1,993,530

Halifax Hospital Medical Center, FL:

5.00%, 6/1/27	2,890	3,313,529

5.00%, 6/1/29	1,830	2,082,522

8	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

January 31, 2022

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)

Illinois Finance Authority, (Presence Health Network):

3.75%, 2/15/34	$3,145	$3,439,183

5.00%, 2/15/28	8,000	9,379,520

Illinois Finance Authority, (Silver Cross Hospital and Medical Centers):

5.00%, 8/15/23	1,000	1,060,180

5.00%, 8/15/28	1,670	1,868,763

Indiana County Hospital Authority, PA, (Indiana Regional Medical Center):

5.125%, 6/1/26	475	491,373

5.25%, 6/1/27	415	429,517

5.375%, 6/1/28	455	471,084

Indiana Finance Authority, (Parkview Health), 5.00%, 11/1/26	1,200	1,394,460

Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center):

4.00%, 11/1/29	505	539,396

4.00%, 11/1/30	1,605	1,707,126

5.00%, 11/1/26	1,375	1,548,635

5.00%, 11/1/27	1,440	1,650,110

Klamath Falls Intercommunity Hospital Authority, OR, (Sky Lakes Medical Center):

4.00%, 9/1/24	475	506,493

4.00%, 9/1/25	550	597,883

5.00%, 9/1/28	795	909,321

5.00%, 9/1/31	600	679,200

Lancaster County Hospital Authority, PA, (Penn State Health):

5.00%, 11/1/38	1,000	1,213,020

5.00%, 11/1/39	1,100	1,332,562

5.00%, 11/1/40	1,300	1,572,454

5.00%, 11/1/41	1,715	2,071,754

Lexington County Health Services District, Inc., SC, 5.00%, 11/1/27	200	237,720

Maine Health and Higher Educational Facilities Authority, (Northern Light Eastern Maine Medical Center):

5.00%, 7/1/34	960	1,182,211

5.00%, 7/1/35	1,510	1,857,028

5.00%, 7/1/36	1,615	1,984,157

5.00%, 7/1/37	1,690	2,074,931

5.00%, 7/1/38	1,780	2,181,443

5.00%, 7/1/39	1,865	2,282,387

5.00%, 7/1/40	1,960	2,394,728

Massachusetts Development Finance Agency, (Atrius Health):

4.00%, 6/1/49	850	944,138

5.00%, 6/1/39	710	852,085

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)

Massachusetts Development Finance Agency, (Lawrence General Hospital), 5.00%, 7/1/32	$500	$492,240

Massachusetts Development Finance Agency, (Milford Regional Medical Center):

5.00%, 7/15/27	125	130,896

5.00%, 7/15/33(3)	320	382,918

5.00%, 7/15/34(3)	300	358,632

5.00%, 7/15/35(3)	275	328,314

5.00%, 7/15/36(3)	235	280,275

5.00%, 7/15/37(3)	245	292,023

5.00%, 7/15/46(3)	1,390	1,630,289

Massachusetts Development Finance Agency, (UMass Memorial Health Care Obligated Group):

5.00%, 7/1/27	1,460	1,716,916

5.00%, 7/1/28	2,000	2,343,580

5.00%, 7/1/29	2,700	3,151,521

Michigan Finance Authority, (Oakwood Obligated Group), 5.00%, 11/1/27	1,400	1,446,242

Missouri Health and Educational Facilities Authority, (SSM Health Care), 5.00%, 6/1/26	1,000	1,087,140

Montgomery County Higher Education and Health Authority, PA, (Holy Redeemer Health System), 5.00%, 10/1/27	1,050	1,133,895

Nassau County Local Economic Assistance Corp., NY, (Catholic Health Services of Long Island), 5.00%, 7/1/29	1,000	1,084,980

New Hampshire Health and Education Facilities Authority, (Concord Hospital):

5.00%, 10/1/32	500	585,535

5.00%, 10/1/33	1,000	1,169,890

5.00%, 10/1/34	1,070	1,245,523

5.00%, 10/1/35	1,550	1,803,363

New Jersey Health Care Facilities Financing Authority, (AtlantiCare Health System Obligated Group):

5.00%, 7/1/30	1,070	1,341,577

5.00%, 7/1/31	775	989,365

New Jersey Health Care Facilities Financing Authority, (Barnabas Health), Prerefunded to 7/1/22, 5.00%, 7/1/23	605	616,338

New Jersey Health Care Facilities Financing Authority, (Hunterdon Medical Center Obligated Group), Prerefunded to 7/1/24, 5.00%, 7/1/30	500	546,615

New Jersey Health Care Facilities Financing Authority, (Inspira Health Obligated Group), 5.00%, 7/1/29	2,600	2,982,590

New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/24	1,000	1,093,230

New Jersey Health Care Facilities Financing Authority, (St. Joseph’s Healthcare System Obligated Group), 5.00%, 7/1/30	30	34,311

9	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

January 31, 2022

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)

New Jersey Health Care Facilities Financing Authority, (Valley Health System Obligated Group):

4.00%, 7/1/35	$1,000	$1,138,900

4.00%, 7/1/36	1,000	1,137,850

4.00%, 7/1/37	1,000	1,137,160

New Jersey Health Care Facilities Financing Authority, (Virtua Health), 5.00%, 7/1/27	500	536,115

New York Dormitory Authority, (Catholic Health System Obligated Group):

5.00%, 7/1/34	550	631,384

5.00%, 7/1/35	625	716,631

5.00%, 7/1/36	550	630,069

New York Dormitory Authority, (Memorial Sloan Kettering Cancer Center), 5.00%, 7/1/29	750	890,543

New York Dormitory Authority, (NYU Hospitals Center):

5.00%, 7/1/22	440	448,118

5.00%, 7/1/23	600	634,476

5.00%, 7/1/25	2,000	2,251,560

Northampton County General Purpose Authority, PA, (St. Luke’s University Health Network), 1.111%, (70% of 1 mo. USD LIBOR + 1.04%), 8/15/24 (Put Date), 8/15/48(2)	1,000	1,004,870

Ohio, (University Hospitals Health System, Inc.), 5.00%, 1/15/27	850	967,190

Oklahoma Development Finance Authority, (OU Medicine), 5.00%, 8/15/33	3,165	3,742,992

Oregon Facilities Authority, (PeaceHealth), 5.00%, 11/15/29	500	542,095

Oregon Facilities Authority, (Samaritan Health Services):

5.00%, 10/1/29	300	367,086

5.00%, 10/1/40	875	1,053,570

Oroville, CA, (Oroville Hospital):

5.00%, 4/1/31	1,705	1,890,316

5.25%, 4/1/34	2,000	2,239,940

Rhode Island Health and Educational Building Corp., (Care New England Health System), 5.00%, 9/1/31	4,000	4,461,440

Savannah Hospital Authority, GA, (St. Joseph’s/Candler Health System, Inc.), 4.00%, 7/1/43	2,500	2,779,650

Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.):

5.00%, 12/1/25	1,530	1,720,715

5.00%, 12/1/26	1,410	1,585,207

5.00%, 12/1/28	1,550	1,742,603

St. Cloud, MN, (CentraCare Health System), 5.00%, 5/1/27	1,000	1,145,440

Virginia Small Business Financing Authority, (Sentara Healthcare), 4.00%, 11/1/39	2,750	3,135,247

Ward County, ND, (Trinity Obligated Group):

5.00%, 6/1/29	1,300	1,526,304

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)

Ward County, ND, (Trinity Obligated Group): (continued)

5.00%, 6/1/30	$1,815	$2,117,415

5.00%, 6/1/31	1,885	2,186,751

5.00%, 6/1/34	3,000	3,471,600

Washington Health Care Facilities Authority, (Overlake Hospital Medical Center), 5.00%, 7/1/30	1,600	1,901,456

Washington Health Care Facilities Authority, (PeaceHealth), Prerefunded to 5/15/24, 5.00%, 11/15/26	1,000	1,086,430

Wisconsin Health and Educational Facilities Authority, (Ascension Senior Credit Group), 5.00%, 11/15/27	1,000	1,151,990

Yavapai County Industrial Development Authority, AZ, (Yavapai Regional Medical Center), 5.25%, 8/1/33	250	265,143

		$194,701,816

Housing — 3.5%

California Municipal Finance Authority, (CHF-Riverside II, LLC):

5.00%, 5/15/32	$415	$500,685

5.00%, 5/15/33	2,870	3,448,879

5.00%, 5/15/34	915	1,097,378

5.00%, 5/15/36	1,260	1,502,197

5.00%, 5/15/37	1,495	1,777,675

5.00%, 5/15/38	500	592,975

Independent Cities Finance Authority, CA, (Union City Tropics):

4.00%, 5/15/32	1,060	1,175,953

4.00%, 5/15/33	1,100	1,215,940

Maryland Economic Development Corp., (Bowie State University), Student Housing Revenue:

4.00%, 7/1/32	300	333,945

4.00%, 7/1/33	330	366,336

4.00%, 7/1/34	340	376,921

4.00%, 7/1/35	350	387,478

4.00%, 7/1/40	450	492,093

4.00%, 7/1/50	935	1,007,238

5.00%, 7/1/55	2,200	2,541,374

New Mexico Mortgage Finance Authority, 3.00%, 1/1/52	1,985	2,084,151

New York City Housing Development Corp., NY:

2.10% to 10/1/29 (Put Date), 11/1/46	8,295	8,469,361

Green Bonds, 0.60% to 7/1/25 (Put Date), 5/1/61	3,200	3,095,488

Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing II, LLC - Arizona State University):

5.00%, 7/1/35	770	904,065

5.00%, 7/1/37	1,235	1,444,555

5.00%, 7/1/39	860	1,002,751

5.00%, 7/1/59	1,500	1,714,110

10	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

January 31, 2022

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Housing (continued)

Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing, LLC - Arizona State University), 5.00%, 7/1/31	$355	$413,919

Public Finance Authority, WI, (NC A&T Real Estate Foundation, LLC):

5.00%, 6/1/27	705	816,439

5.00%, 6/1/28	665	783,051

5.00%, 6/1/29	365	436,285

5.00%, 6/1/34	2,560	3,006,694

5.00%, 6/1/39	1,595	1,854,714

		$42,842,650

Industrial Development Revenue — 3.2%

Arkansas Development Finance Authority, (Big River Steel), Green Bonds, (AMT), 4.75%, 9/1/49(3)	$4,000	$4,409,520

Florida Development Finance Corp., (Waste Pro USA, Inc.), (AMT), 5.00% to 8/1/22 (Put Date), 8/1/29(3)	2,250	2,279,745

Maine Finance Authority, (Casella Waste Systems, Inc.):

(AMT), 4.375% to 8/1/25 (Put Date), 8/1/35(3)	875	957,889

(AMT), 5.125% to 8/1/25 (Put Date), 8/1/35(3)	940	1,052,941

New Hampshire Business Finance Authority, (United Illuminating Co.), 2.80% to 10/2/23 (Put Date), 10/1/33	1,500	1,533,375

New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.625%, 11/15/30	215	232,357

New Jersey Economic Development Authority, (New Jersey Natural Gas Co.), (AMT), 2.45% to 4/1/26 (Put Date), 4/1/59	2,500	2,562,925

New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 2.875% to 12/3/29 (Put Date), 12/1/44(3)	1,675	1,744,881

New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment), (AMT), 5.00%, 1/1/34	5,000	5,776,750

Niagara Area Development Corp., NY, (Covanta), 3.50%, 11/1/24(3)	1,920	1,968,057

Pennsylvania Economic Development Financing Authority, (Covanta), Green Bonds, (AMT), 3.25%, 8/1/39(3)	5,500	5,543,395

Public Finance Authority, WI, (Celanese Corp.), (AMT), 5.00%, 12/1/25	1,000	1,132,990

Rockdale County Development Authority, GA, (Pratt Paper, LLC), (AMT), 4.00%, 1/1/38(3)	9,045	9,953,570

		$39,148,395

Insured – Education — 0.1%

Missouri Southern State University:

(AGM), 4.00%, 10/1/33	$220	$246,044

(AGM), 4.00%, 10/1/35	125	139,481

Security	Principal Amount (000’s omitted)	Value

Insured – Education (continued)

Missouri Southern State University: (continued)

(AGM), 4.00%, 10/1/36	$150	$167,209

(AGM), 4.00%, 10/1/37	85	94,655

(AGM), 4.00%, 10/1/38	70	77,818

(AGM), 4.00%, 10/1/39	55	61,061

		$786,268

Insured – Electric Utilities — 0.8%

Brownsville, TX, Utility System Revenue, (AGM), 4.00%, 9/1/45	$1,505	$1,672,582

Paducah Electric Plant Board, KY, (AGM), 5.00%, 10/1/29	1,500	1,736,490

Puerto Rico Electric Power Authority:

(AGC), 5.00%, 7/1/26	280	285,759

(NPFG), 5.25%, 7/1/22	3,500	3,514,455

(NPFG), 5.25%, 7/1/23	335	340,702

(NPFG), 5.25%, 7/1/25	170	176,729

(NPFG), 5.25%, 7/1/29	1,110	1,169,307

(NPFG), 5.25%, 7/1/30	530	553,898

(NPFG), 5.25%, 7/1/34	100	106,067

		$9,555,989

Insured – Escrowed / Prerefunded — 0.1%

Bolingbrook, IL, (AGM), Escrowed to Maturity, 5.00%, 1/1/24	$875	$940,669

Cambria County, PA:

(BAM), Escrowed to Maturity, 5.00%, 8/1/23	240	254,757

(BAM), Escrowed to Maturity, 5.00%, 8/1/23	275	291,910

Detroit, MI, Sewage Disposal System, (AGM), Prerefunded to 7/1/22, 5.00%, 7/1/39	175	178,316

		$1,665,652

Insured – General Obligations — 2.9%

Atlantic City, NJ:

(BAM), 5.00%, 3/1/23	$500	$521,475

(BAM), 5.00%, 3/1/24	300	322,593

Bayonne, NJ:

(AGM), 5.00%, 8/1/23	300	318,123

(AGM), 5.00%, 8/1/24	300	327,993

(AGM), 5.00%, 8/1/25	885	996,430

(AGM), 5.00%, 8/1/26	915	1,029,878

Bolingbrook, IL:

(AGM), 5.00%, 1/1/24	125	134,053

(AGM), 5.00%, 1/1/25	1,000	1,100,800

11	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

January 31, 2022

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – General Obligations (continued)

Cambria County, PA:

(AGM), 4.00%, 8/1/34	$745	$819,664

(BAM), 5.00%, 8/1/23	985	1,041,618

Chicago Board of Education, IL:

(NPFG), 0.00%, 12/1/26	1,580	1,435,130

(NPFG), 0.00%, 12/1/28	1,560	1,337,528

Cicero, IL:

(BAM), 4.00%, 1/1/28	1,265	1,415,737

(BAM), 4.00%, 1/1/29	815	921,292

(BAM), 4.00%, 1/1/30	80	91,010

(BAM), 4.00%, 1/1/31	80	91,644

Community College District No. 536, IL, (Lewis and Clark Community College), (AGM), 4.00%, 5/1/29	500	556,740

Detroit, MI:

(AMBAC), 5.00%, 4/1/22	66	67,749

(AMBAC), 5.00%, 4/1/24	329	338,746

Luzerne County, PA, (AGM), 5.00%, 11/15/24	2,480	2,713,814

McCook, IL:

(AGM), 4.00%, 12/1/24	200	213,950

(AGM), 4.00%, 12/1/25	275	299,643

(AGM), 4.00%, 12/1/26	260	288,114

(AGM), 4.00%, 12/1/27	300	337,176

(AGM), 4.00%, 12/1/28	300	341,301

McHenry County Community Unit School District No. 12, IL:

(AGM), 5.00%, 1/1/25	890	955,513

(AGM), 5.00%, 1/1/26	925	992,719

Monroe County Industrial Development Corp., NY, (Monroe Community College Association, Inc.), (AGM), 5.00%, 1/15/25	750	805,313

Proviso Township High School District No. 209, IL, (AGM), 5.00%, 12/1/28	1,000	1,211,570

Puerto Rico:

(AGC), 5.00%, 7/1/34	310	311,302

(AGM), 5.00%, 7/1/35	1,055	1,062,490

(NPFG), 5.25%, 7/1/22	530	532,830

(NPFG), 6.00%, 7/1/27	570	576,800

Rockland County, NY, (AGM), 5.00%, 3/1/24	350	378,917

Suffolk County, NY:

(BAM), 4.00%, 6/15/30	3,420	3,929,135

(BAM), 4.00%, 6/15/31	3,560	4,068,653

Vauxmont Metropolitan District, CO:

(AGM), 5.00%, 12/1/34	1,140	1,399,031

(AGM), 5.00%, 12/1/50	1,500	1,803,510

Security	Principal Amount (000’s omitted)	Value

Insured – General Obligations (continued)

Will and Cook Counties Community High School District No. 210, IL:

(AGM), 0.00%, 1/1/28	$500	$439,505

(BAM), 0.00%, 1/1/33	200	150,360

		$35,679,849

Insured – Housing — 0.1%

New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing College Station I, LLC):

(AGM), 4.00%, 4/1/22	$445	$447,390

(AGM), 4.00%, 4/1/24	400	423,692

		$871,082

Insured – Lease Revenue / Certificates of Participation — 0.1%

Georgia Local Government 1998A Grantor Trust, Certificates of Participation, (NPFG), 4.75%, 6/1/28	$800	$870,016

Kentucky State University:

(BAM), 3.00%, 11/1/32	325	349,170

(BAM), 4.00%, 11/1/34	260	305,204

		$1,524,390

Insured – Other Revenue — 0.2%

Albany Parking Authority, NY:

(AGM), 5.00%, 7/15/24	$300	$326,319

(AGM), 5.00%, 7/15/25	315	351,279

New York City Industrial Development Agency, NY, (Queens Baseball Stadium), (AGM), 4.00%, 1/1/32	1,000	1,155,300

Puerto Rico Public Buildings Authority, (AGC), 5.00%, 7/1/36	120	120,961

		$1,953,859

Insured – Special Tax Revenue — 1.0%

Illinois Sports Facilities Authority, (AGM), 5.00%, 6/15/27	$2,325	$2,496,678

Puerto Rico Convention Center District Authority, (AMBAC), 5.00%, 7/1/31	1,440	1,473,120

Puerto Rico Infrastructure Financing Authority:

(AMBAC), 0.00%, 7/1/43	955	345,910

(AMBAC), 5.50%, 7/1/24	305	312,933

(AMBAC), 5.50%, 7/1/26	1,145	1,184,709

Sales Tax Securitization Corp., IL, (BAM), 5.00%, 1/1/37	4,000	4,897,160

Vineyard Redevelopment Agency, UT:

(AGM), 4.00%, 5/1/32	270	311,518

(AGM), 4.00%, 5/1/33	150	172,977

(AGM), 4.00%, 5/1/34	300	345,399

12	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

January 31, 2022

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Special Tax Revenue (continued)

Vineyard Redevelopment Agency, UT: (continued)

(AGM), 4.00%, 5/1/35	$360	$413,482

		$11,953,886

Insured – Transportation — 1.8%

Allegheny County Airport Authority, PA, (Pittsburgh International Airport), (AGM), (AMT), 4.00%, 1/1/46	$2,260	$2,493,435

Cleveland, OH, Airport System Revenue, (AGM), 5.00%, 1/1/25	1,225	1,357,741

New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AGM), (AMT), 5.00%, 1/1/31	185	198,202

New Jersey Transportation Trust Fund Authority, (Transportation System), (AMBAC), 0.00%, 12/15/28	1,185	1,019,017

New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AGM), (AMT), 4.00%, 7/1/32	2,000	2,100,160

Ohio, (Portsmouth Gateway Group, LLC), (AGM), (AMT), 5.00%, 12/31/26	1,000	1,112,890

Puerto Rico Highway and Transportation Authority:

(AGM), 5.00%, 7/1/32	1,675	1,688,417

(AMBAC), 5.25%, 7/1/30	3,650	3,718,474

(AMBAC), 5.25%, 7/1/31	2,760	2,808,990

(NPFG), 5.00%, 7/1/29	2,570	2,610,889

(NPFG), 5.25%, 7/1/23	380	386,467

(NPFG), 5.25%, 7/1/32	100	105,938

(NPFG), 5.25%, 7/1/33	200	212,010

(NPFG), 5.25%, 7/1/35	2,470	2,613,828

		$22,426,458

Insured – Water and Sewer — 0.4%

Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/26	$4,000	$4,382,000

West Harris County Regional Water Authority, TX, (BAM), 4.00%, 12/15/40	750	876,480

		$5,258,480

Lease Revenue / Certificates of Participation — 1.4%

Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue:

5.00%, 6/1/28	$3,000	$3,605,610

5.00%, 6/1/29	2,000	2,388,800

5.00%, 6/1/30	3,000	3,568,230

Michigan Strategic Fund, (Facility for Rare Isotope Beams), 5.00%, 3/1/27	1,000	1,075,520

Security	Principal Amount (000’s omitted)	Value

Lease Revenue / Certificates of Participation (continued)

Palm Beach County, FL, Public Improvement Revenue:

5.00%, 12/1/27	$2,065	$2,481,779

5.00%, 12/1/28	1,245	1,530,030

5.00%, 12/1/29	2,360	2,960,667

		$17,610,636

Other Revenue — 6.2%

Allentown Neighborhood Improvement Zone Development Authority, PA, (City Center Project):

Series 2017, 5.00%, 5/1/42(3)	$7,000	$7,807,870

Series 2018, 5.00%, 5/1/42(3)	4,500	5,100,750

Black Belt Energy Gas District, AL, 0.43%, (SIFMA + 0.37%), 10/1/26 (Put Date), 10/1/49(2)	5,000	4,969,250

Buckeye Tobacco Settlement Financing Authority, OH:

4.00%, 6/1/37	2,000	2,265,920

4.00%, 6/1/38	2,000	2,258,940

5.00%, 6/1/36	2,000	2,434,440

California Infrastructure and Economic Development Bank, (Academy of Motion Picture Arts and Sciences Obligated Group):

5.00%, 11/1/26	1,000	1,071,480

5.00%, 11/1/27	1,010	1,082,195

California Infrastructure and Economic Development Bank, (California Academy of Sciences), Sustainability Bonds, 0.41%, (SIFMA + 0.35%), 8/1/24 (Put Date), 8/1/47(2)	2,630	2,632,972

California Infrastructure and Economic Development Bank, (Los Angeles County Museum of Art), 0.76%, (SIFMA + 0.70%), 6/1/26 (Put Date), 12/1/50(2)	2,300	2,324,196

Cleveland-Cuyahoga County Port Authority, OH, (Playhouse Square Foundation):

5.00%, 12/1/28	1,200	1,322,568

5.50%, 12/1/53	740	836,859

Gerald R. Ford International Airport Authority, MI, (AMT), 5.00%, 1/1/39	500	626,825

Kalispel Tribe of Indians, WA:

Series A, 5.00%, 1/1/32(3)	1,465	1,698,008

Series B, 5.00%, 1/1/32(3)	1,000	1,159,050

Main Street Natural Gas, Inc., GA, Gas Supply Revenue, 0.818%, (67% of 1 mo. USD LIBOR + 0.75%), 9/1/23 (Put Date), 4/1/48(2)	5,500	5,514,905

Metropolitan Transportation Authority, NY, Dedicated Tax Fund Revenue, 0.51%, (SIFMA + 0.45%), 6/1/22 (Put Date), 11/1/26(2)	7,030	7,035,765

Morongo Band of Mission Indians, CA, 5.00%, 10/1/42(3)	1,775	2,051,669

New Jersey Economic Development Authority, (The Seeing Eye, Inc.), 5.00%, 3/1/25	3,500	3,896,270

13	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

January 31, 2022

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Other Revenue (continued)

New York City Cultural Resources Trust, NY, (Lincoln Center for the Performing Arts, Inc.), 4.00%, 12/1/35	$1,250	$1,418,725

Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.25%, 12/1/27	5,200	6,158,776

Southeast Alabama Gas Supply District, (Project No. 2), 0.918%, (67% of 1 mo. USD LIBOR + 0.85%), 6/1/24 (Put Date), 6/1/49(2)	4,440	4,446,083

Texas Municipal Gas Acquisition and Supply Corp. I, Gas Supply Revenue, 0.836%, (67% of 3 mo. USD LIBOR + 0.70%), 12/15/26(2)	3,815	3,824,270

Washington Health Care Facilities Authority, (Fred Hutchinson Cancer Research Center), 1.172%, (67% of 1 mo. USD LIBOR + 1.10%), 7/1/22 (Put Date), 1/1/42(2)	1,000	1,000,310

Will and Kankakee Counties Community Unit School District No. 255-U, IL:

5.00%, 6/1/26	635	711,816

5.00%, 6/1/28	1,370	1,530,495

5.00%, 6/1/29	700	780,794

		$75,961,201

Senior Living / Life Care — 10.1%

Berks County Industrial Development Authority, PA, (Highlands at Wyomissing), 5.00%, 5/15/33	$500	$551,915

Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.):

5.00%, 11/15/26	1,730	1,949,969

5.00%, 11/15/27	1,320	1,481,093

California Public Finance Authority, (Enso Village), Green Bonds, 2.375%, 11/15/28(3)	615	617,589

Centerville, OH, (Graceworks Lutheran Services):

5.00%, 11/1/23	450	469,490

5.00%, 11/1/24	705	751,481

5.00%, 11/1/26	770	845,498

5.00%, 11/1/27	425	471,678

Clackamas County Hospital Facility Authority, OR, (Rose Villa):

3.25%, 11/15/25	1,500	1,500,810

5.00%, 11/15/27	285	313,796

5.00%, 11/15/28	300	329,169

5.00%, 11/15/29	315	344,430

5.00%, 11/15/30	330	359,585

5.125%, 11/15/40	260	281,533

5.375%, 11/15/55	300	325,251

Colorado Health Facilities Authority, (Christian Living Neighborhoods):

4.00%, 1/1/29	600	664,440

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care (continued)

Colorado Health Facilities Authority, (Christian Living Neighborhoods): (continued)

4.00%, 1/1/38	$550	$581,631

5.00%, 1/1/38	1,210	1,337,207

Colorado Health Facilities Authority, (Frasier Meadows Retirement Community):

5.00%, 5/15/24	525	564,900

5.00%, 5/15/25	300	331,401

5.00%, 5/15/26	350	395,371

5.00%, 5/15/27	400	460,548

District of Columbia, (Ingleside at Rock Creek), 4.125%, 7/1/27	1,000	1,044,190

Franklin County Industrial Development Authority, PA, (Menno-Haven, Inc.):

5.00%, 12/1/29	195	215,957

5.00%, 12/1/30	500	551,800

5.00%, 12/1/39	370	403,219

Glendale Industrial Development Authority, AZ, (Terraces of Phoenix), 4.00%, 7/1/28	225	231,813

Hanover County Economic Development Authority, VA, (Covenant Woods):

5.00%, 7/1/38	125	135,094

5.00%, 7/1/48	465	498,787

5.00%, 7/1/51	1,000	1,071,930

Howard County, MD, (Vantage House):

5.00%, 4/1/26	1,570	1,621,088

5.00%, 4/1/36	2,035	2,115,505

Illinois Finance Authority, (Lifespace Communities, Inc.), 5.00%, 5/15/27	370	409,479

Illinois Finance Authority, (Presbyterian Homes Obligated Group), 0.76%, (SIFMA + 0.70%), 5/1/26 (Put Date), 5/1/42(2)	1,090	1,092,779

Iowa Finance Authority, (Lifespace Communities, Inc.), 5.00%, 5/15/55	2,075	2,278,225

Lancaster County Hospital Authority, PA, (Brethren Village):

5.00%, 7/1/23	700	729,519

5.00%, 7/1/24	915	978,007

5.00%, 7/1/25	650	709,300

Massachusetts Development Finance Agency, (Linden Ponds, Inc.), 5.00%, 11/15/28(3)	1,200	1,338,120

Missouri Health and Educational Facilities Authority, (Lutheran Senior Services):

4.00%, 2/1/30	1,500	1,678,335

4.00%, 2/1/32	395	438,170

4.00%, 2/1/33	865	957,174

4.00%, 2/1/34	1,280	1,413,798

4.00%, 2/1/35	310	341,772

5.00%, 2/1/46	1,480	1,618,735

14	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

January 31, 2022

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care (continued)

Montgomery County Industrial Development Authority, PA, (Waverly Heights, Ltd.):

4.00%, 12/1/30	$200	$220,878

4.00%, 12/1/31	150	165,183

4.00%, 12/1/32	200	219,994

4.00%, 12/1/33	100	110,012

4.00%, 12/1/34	200	219,786

4.00%, 12/1/35	350	384,286

4.00%, 12/1/36	350	383,936

4.00%, 12/1/37	300	328,821

4.00%, 12/1/38	300	328,638

Montgomery County Industrial Development Authority, PA, (Whitemarsh Continuing Care Retirement Community), 5.00%, 1/1/33	1,890	2,033,186

National Finance Authority, NH, (The Vista):

5.25%, 7/1/39(3)	920	958,548

5.625%, 7/1/46(3)	560	589,635

5.75%, 7/1/54(3)	1,725	1,820,306

New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village):

5.00%, 1/1/25	1,000	1,072,430

5.00%, 1/1/26	1,040	1,118,634

5.00%, 1/1/27	1,095	1,176,282

5.00%, 1/1/29	1,205	1,292,555

5.00%, 1/1/30	630	674,787

New Mexico Hospital Equipment Loan Council, (Haverland Carter Lifestyle Group):

5.00%, 7/1/30	430	474,531

5.00%, 7/1/31	670	736,739

5.00%, 7/1/32	295	323,742

5.00%, 7/1/33	305	334,182

5.00%, 7/1/34	195	213,404

5.00%, 7/1/39	3,075	3,345,200

5.00%, 7/1/49	9,300	10,017,309

Norfolk Redevelopment and Housing Authority, VA, (Fort Norfolk Retirement Community, Inc. - Harbor’s Edge):

4.00%, 1/1/29	1,335	1,426,554

5.25%, 1/1/54	250	268,453

Palm Beach County Health Facilities Authority, FL, (Lifespace Communities, Inc.):

5.00%, 5/15/28	255	280,230

5.00%, 5/15/30	1,300	1,418,625

5.00%, 5/15/31	775	875,680

5.00%, 5/15/32	650	731,685

5.00%, 5/15/53	2,465	2,708,739

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care (continued)

Polk County Industrial Development Authority, FL, (Carpenter’s Home Estates, Inc.), 5.00%, 1/1/39	$400	$436,876

Public Finance Authority, WI, (Penick Village), 5.00%, 9/1/39(3)	1,540	1,639,792

Salem Hospital Facility Authority, OR, (Capital Manor):

5.00%, 5/15/27	250	287,368

5.00%, 5/15/28	270	309,026

Santa Fe, NM, (El Castillo Retirement Residences):

5.00%, 5/15/34	650	724,093

5.00%, 5/15/39	480	531,610

South Carolina Jobs-Economic Development Authority, (Bishop Gadsden Episcopal Retirement Community):

4.00%, 4/1/34	600	649,842

5.00%, 4/1/44	1,285	1,435,139

5.00%, 4/1/49	1,510	1,680,464

South Carolina Jobs-Economic Development Authority, (South Carolina Episcopal Home at Still Hopes):

5.00%, 4/1/28	1,675	1,818,815

5.00%, 4/1/29	1,000	1,084,520

5.00%, 4/1/38	2,000	2,145,080

South Carolina Jobs-Economic Development Authority, (Woodlands at Furman):

5.00%, 11/15/42	300	330,231

5.00%, 11/15/54	1,000	1,090,810

St. Louis County Industrial Development Authority, MO, (Friendship Village of St. Louis Obligated Group):

5.00%, 9/1/27	1,930	2,185,879

5.00%, 9/1/38	5,225	5,772,893

St. Louis County Industrial Development Authority, MO, (St. Andrew’s Resources for Seniors Obligated Group), 5.00%, 12/1/25	815	867,804

Suffolk County Economic Development Corp., NY, (Peconic Landing at Southold, Inc.), 5.00%, 12/1/29	500	577,220

Tarrant County Cultural Education Facilities Finance Corp., TX, (MRC Stevenson Oaks), 6.875%, 11/15/55	4,650	5,355,870

Tempe Industrial Development Authority, AZ, (Mirabella at ASU), 5.35%, 10/1/25(3)	3,000	3,004,020

Tulsa County Industrial Authority, OK, (Montereau, Inc.):

5.00%, 11/15/28	540	607,727

5.00%, 11/15/29	400	447,668

Vermont Economic Development Authority, (Wake Robin Corp.):

5.00%, 5/1/23	1,690	1,757,414

5.00%, 5/1/25	745	816,133

5.00%, 5/1/26	585	653,065

5.00%, 5/1/27	500	566,615

15	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

January 31, 2022

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care (continued)

Washington Housing Finance Commission, (Bayview Manor Homes):

4.00%, 7/1/26(3)	$935	$966,678

5.00%, 7/1/31(3)	750	794,812

Washington Housing Finance Commission, (Judson Park), 4.00%, 7/1/28(3)	250	259,678

Washington Housing Finance Commission, (Transforming Age):

5.00%, 1/1/27(3)	840	921,833

5.00%, 1/1/28(3)	445	493,140

5.00%, 1/1/29(3)	460	507,628

5.00%, 1/1/34(3)	500	543,710

5.00%, 1/1/39(3)	750	809,445

Wayzata, MN, (Folkestone Senior Living Community):

3.25%, 8/1/29	500	510,930

3.375%, 8/1/30	425	434,716

3.75%, 8/1/36	250	256,770

3.75%, 8/1/37	500	512,910

4.00%, 8/1/38	175	181,116

4.00%, 8/1/39	125	129,158

5.00%, 8/1/31	350	374,710

5.00%, 8/1/32	250	267,338

5.00%, 8/1/33	350	373,919

5.00%, 8/1/34	100	106,759

5.00%, 8/1/35	100	106,684

Westchester County Local Development Corp., NY, (Kendal on Hudson):

4.00%, 1/1/23	1,225	1,254,939

5.00%, 1/1/28	3,390	3,499,429

		$123,136,827

Special Tax Revenue — 2.6%

Atlanta Development Authority, GA, (New Downtown Atlanta Stadium), 5.00%, 7/1/24	$1,500	$1,633,830

Atlanta, GA, (Atlantic Station), Tax Allocation Increments, 5.00%, 12/1/24	1,000	1,101,470

Baltimore, MD, (Harbor Point):

3.25%, 6/1/31(3)	220	224,316

3.30%, 6/1/32(3)	250	253,413

3.35%, 6/1/33(3)	270	273,677

3.40%, 6/1/34(3)	285	288,688

3.45%, 6/1/35(3)	310	314,005

3.50%, 6/1/39(3)	650	658,613

Bullhead City, AZ, Excise Taxes Revenue, 2.10%, 7/1/36	585	544,097

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue (continued)

Franklin County Convention Facilities Authority, OH, (Greater Columbus Convention Center Hotel Expansion):

5.00%, 12/1/36	$1,360	$1,527,579

5.00%, 12/1/37	650	728,533

5.00%, 12/1/39	905	1,009,980

Irving, TX, Hotel Occupancy Tax Revenue:

5.00%, 8/15/31	225	265,311

5.00%, 8/15/33	300	352,689

5.00%, 8/15/35	150	175,971

Jurupa Public Financing Authority, CA, 5.00%, 9/1/25	735	803,281

Marquette Brownfield Redevelopment Authority, MI, 5.00%, 5/1/31	1,655	1,899,377

Michigan Finance Authority, Detroit Financial Recovery Income Tax Revenue, 4.50%, 10/1/29	2,145	2,240,946

New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/27	4,000	4,629,160

New York State Urban Development Corp., Sales Tax Revenue, 3.00%, 3/15/40	3,000	3,068,310

Sales Tax Securitization Corp., IL, 5.00%, 1/1/30	2,000	2,439,880

San Francisco Bay Area Rapid Transit District, CA, Sales Tax Revenue, 4.00%, 7/1/34	1,615	1,812,191

South Village Community Development District, FL:

2.125%, 5/1/22	100	100,186

2.375%, 5/1/23	100	101,080

2.50%, 5/1/24	100	101,672

2.75%, 5/1/25	95	97,744

3.25%, 5/1/27	95	99,226

4.35%, 5/1/26	365	380,308

Sparks, NV, (Legends at Sparks Marina), 2.75%, 6/15/28(3)	3,250	3,308,890

St. Louis Land Clearance for Redevelopment Authority, MO, (Kiel Opera House Renovation), 3.875%, 10/1/35	965	926,863

Washington Convention and Sports Authority, D.C., Dedicated Tax Revenue, 4.00%, 10/1/33	700	809,298

		$32,170,584

Student Loan — 0.2%

Connecticut Higher Education Supplemental Loan Authority, (AMT), 5.00%, 11/15/24	$600	$657,432

Massachusetts Educational Financing Authority:

(AMT), 5.00%, 7/1/22	1,000	1,018,450

(AMT), 5.00%, 1/1/23	500	518,970

		$2,194,852

16	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

January 31, 2022

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Transportation — 18.2%

Austin, TX, Airport System Revenue:

(AMT), 5.00%, 11/15/32	$1,690	$2,052,437

(AMT), 5.00%, 11/15/33	1,720	2,082,507

Bay Area Toll Authority, CA, Toll Bridge Revenue, (San Francisco Bay Area), 0.51%, (SIFMA + 0.45%), 4/1/26 (Put Date), 4/1/56(2)	3,200	3,223,776

California Municipal Finance Authority, (LINXS Automated People Mover):

(AMT), 5.00%, 12/31/34	1,700	1,975,519

(AMT), 5.00%, 12/31/35	3,300	3,831,894

(AMT), 5.00%, 12/31/36	3,910	4,536,187

(AMT), 5.00%, 12/31/37	1,715	1,989,520

Central Florida Expressway Authority, 5.00%, 7/1/42	3,000	3,490,680

Central Texas Regional Mobility Authority:

5.00%, 1/1/25	350	386,442

5.00%, 1/1/26	500	559,650

5.00%, 1/1/27	550	613,679

5.00%, 1/1/28	750	834,045

5.00%, 1/1/33	1,225	1,514,529

5.00%, 1/1/35	500	615,980

Charlotte, NC, (Charlotte Douglas International Airport), (AMT), 5.00%, 7/1/29	900	1,088,703

Chicago, IL, (Midway International Airport):

(AMT), 5.00%, 1/1/25	7,255	7,968,819

(AMT), 5.00%, 1/1/27	1,000	1,070,450

Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/27	5,000	5,513,050

Clark County, NV, Airport System Revenue, (AMT), 5.00%, 7/1/27	2,500	2,922,950

Colorado Bridge Enterprise, (Central 70 Project):

(AMT), 4.00%, 12/31/26	3,950	4,390,860

(AMT), 4.00%, 6/30/27	4,475	4,998,978

(AMT), 4.00%, 12/31/27	2,425	2,726,985

(AMT), 4.00%, 6/30/30	790	876,655

Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.00%, 11/1/24	500	533,570

Denver City and County, CO, Airport System Revenue, (AMT), 5.00%, 11/15/30	6,955	8,149,313

Houston, TX, Airport System Revenue:

(AMT), 4.00%, 7/1/36	1,100	1,243,473

(AMT), 4.00%, 7/1/37	1,500	1,694,385

(AMT), 4.00%, 7/1/38	1,500	1,690,920

Illinois Toll Highway Authority, 5.00%, 1/1/27	1,250	1,343,000

Kansas City Industrial Development Authority, MO, (Kansas City International Airport Terminal Modernization):

(AMT), 5.00%, 3/1/30	1,000	1,196,130

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)

Kansas City Industrial Development Authority, MO, (Kansas City International Airport Terminal Modernization): (continued)

(AMT), 5.00%, 3/1/32	$1,000	$1,194,540

(AMT), 5.00%, 3/1/33	2,000	2,383,760

(AMT), 5.00%, 3/1/34	1,800	2,137,896

Lee County, FL, Airport Revenue:

(AMT), 5.00%, 10/1/30	6,095	7,483,807

(AMT), 5.00%, 10/1/31	5,950	7,420,840

(AMT), 5.00%, 10/1/32	3,000	3,730,740

Los Angeles Department of Airports, CA, (Los Angeles International Airport):

(AMT), 5.00%, 5/15/25	3,105	3,469,775

(AMT), 5.00%, 5/15/27	2,700	2,998,755

(AMT), 5.00%, 5/15/34	1,710	2,027,718

(AMT), 5.00%, 5/15/36	2,515	2,981,608

Los Angeles Harbor Department, CA, (AMT), 5.00%, 8/1/26	1,230	1,339,396

Maryland Economic Development Corp., (Seagirt Marine Terminal):

(AMT), 5.00%, 6/1/44	500	582,140

(AMT), 5.00%, 6/1/49	750	867,435

Memphis-Shelby County Airport Authority, TN:

(AMT), 5.00%, 7/1/27	1,330	1,549,024

(AMT), 5.00%, 7/1/29	1,470	1,738,216

Metropolitan Transportation Authority, NY, 3.00%, 11/1/22	5,000	5,085,100

Metropolitan Washington Airports Authority, D.C.:

(AMT), 4.00%, 10/1/37	410	468,171

(AMT), 4.00%, 10/1/38	515	586,837

(AMT), 4.00%, 10/1/41	410	462,177

(AMT), 5.00%, 10/1/23	810	864,416

Miami-Dade County, FL, Aviation Revenue:

4.00%, 10/1/39	1,675	1,907,942

5.00%, 10/1/25	1,000	1,094,750

(AMT), 5.00%, 10/1/34	5,000	5,425,750

Miami-Dade County, FL, Seaport Revenue, (AMT), 4.00%, 10/1/46	5,000	5,559,000

New Jersey Turnpike Authority:

0.671%, (70% of 1 mo. USD LIBOR + 0.60%), 1/1/23(2)	1,000	1,001,260

5.00%, 1/1/32	4,520	4,914,234

New Orleans Aviation Board, LA:

(AMT), 5.00%, 1/1/24	1,600	1,714,304

(AMT), 5.00%, 1/1/25	1,600	1,757,424

(AMT), 5.00%, 1/1/27	1,000	1,102,610

New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 5.00%, 7/1/46	235	251,133

17	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

January 31, 2022

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)

North Texas Tollway Authority:

4.00%, 1/1/38	$2,425	$2,790,132

5.00%, 1/1/30	1,000	1,129,780

Pennsylvania Turnpike Commission, 5.00%, 12/1/37	6,000	7,303,380

Phoenix Civic Improvement Corp., AZ, Airport Revenue, (AMT), 5.00%, 7/1/30	2,140	2,488,884

Port Authority of New York and New Jersey:

4.00%, 11/1/41	2,100	2,361,702

(AMT), 3.00%, 10/1/28	1,330	1,430,628

(AMT), 5.00%, 10/15/33	2,080	2,603,661

(AMT), 5.00%, 10/15/34	2,200	2,747,668

(AMT), 5.00%, 10/15/35	2,000	2,488,780

(AMT), 5.00%, 10/15/36	2,150	2,665,828

Port of Oakland, CA, (AMT), 5.00%, 11/1/24	2,300	2,532,507

Port of Portland, OR, (Portland International Airport):

(AMT), 5.00%, 7/1/32	1,500	1,810,020

(AMT), 5.00%, 7/1/33	1,405	1,695,779

(AMT), 5.00%, 7/1/34	1,510	1,822,132

Port of Seattle, WA:

5.00%, 6/1/33	4,150	5,268,051

(AMT), 5.00%, 9/1/26	2,300	2,622,023

Salt Lake City, UT, (Salt Lake City International Airport), (AMT), 5.00%, 7/1/31	11,490	14,274,372

San Jose, CA, Airport Revenue:

(AMT), 5.00%, 3/1/27	1,500	1,735,050

(AMT), 5.00%, 3/1/41	5,000	5,745,000

Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 5.00%, 12/31/34	3,000	3,636,330

Triborough Bridge and Tunnel Authority, NY, Series 2017C, 5.00%, 11/15/42	2,745	3,252,002

Wayne County Airport Authority, MI, (Detroit Metropolitan Wayne County Airport), (AMT), 5.00%, 12/1/46	1,250	1,505,250

		$223,124,803

Water and Sewer — 1.5%

Cape Fear Public Utility Authority, NC, 4.00%, 8/1/32	$445	$494,266

Coldwater Local Development Finance Authority, MI:

(AMT), Series A, 5.00%, 12/1/27	390	430,837

(AMT), Series B, 5.00%, 12/1/27	505	557,879

Denver City and County Board of Water Commissioners, CO, 5.00%, 12/15/28	3,195	3,943,684

Elsinore Valley Municipal Water District Financing Authority, CA:

3.00%, 7/1/33	750	821,197

3.00%, 7/1/34	625	679,644

3.00%, 7/1/35	700	756,266

Security	Principal Amount (000’s omitted)	Value

Water and Sewer (continued)

Loudoun County Sanitation Authority, VA, 4.00%, 1/1/33	$4,935	$5,842,744

Luzerne County Industrial Development Authority, PA, (Pennsylvania-American Water Co.), (AMT), 2.45% to 12/3/29 (Put Date), 12/1/39	2,750	2,901,552

Miami-Dade County, FL, Water and Sewer System Revenue, 3.00%, 10/1/36	1,600	1,709,152

		$18,137,221

Total Tax-Exempt Municipal Obligations — 92.1% (identified cost $1,101,088,304)		$1,127,893,087

Taxable Municipal Obligations — 3.6%
Security	Principal Amount (000’s omitted)	Value

Electric Utilities — 0.2%

Vernon, CA, Electric System Revenue, 4.05%, 8/1/23	$2,000	$2,056,760

		$2,056,760

General Obligations — 1.9%

Atlantic City, NJ, 7.00%, 3/1/28	$2,670	$2,973,365

Cecil County, MD, 1.40%, 11/1/28	1,150	1,116,270

Chicago, IL:

7.375%, 1/1/33	3,250	4,174,430

7.75%, 1/1/42	3,811	4,299,799

7.781%, 1/1/35	2,600	3,560,362

Collin County, TX, 1.683%, 2/15/30	100	97,065

Dauphin County, PA, 1.83%, 11/15/29	1,200	1,174,500

Lakeside School District No. 9, AR, 1.45%, 4/1/34	2,390	2,217,753

Larkspur-Corte Madera School District, CA, (Election of 2011 and 2014), 2.002%, 8/1/33	650	620,796

Marin Community College District, CA, 2.14%, 8/1/34	1,500	1,441,080

Mattawan Consolidated School, MI, 1.966%, 5/1/32	1,350	1,319,652

Mesquite Independent School District, TX, (PSF Guaranteed), 1.84%, 8/15/33	505	479,260

		$23,474,332

Insured – General Obligations — 0.7%

Altoona Area School District, PA, (BAM), 2.288%, 12/1/34	$750	$724,470

Bureau County Township High School District No. 502, IL, (BAM), 1.756%, 12/1/29	1,000	959,940

Detroit, MI, (AMBAC), 5.15%, 4/1/25	6,427	6,427,135

		$8,111,545

18	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

January 31, 2022

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Hospital — 0.1%

Oklahoma Development Finance Authority, (OU Medicine), (AGM), 4.65%, 8/15/30	$1,500	$1,707,375

		$1,707,375

Insured – Special Tax Revenue — 0.5%

Bexar County, TX, Venue Project Revenue, (AGM), 2.434%, 8/15/33	$1,505	$1,457,653

Rio Elementary School District Community Facilities District No. 1, CA, (BAM), 2.457%, 9/1/32	1,500	1,484,535

Successor Agency to Pittsburg Redevelopment Agency, CA, (AGM), 3.684%, 8/1/24	1,030	1,079,924

Successor Agency to San Bernardino County Redevelopment Agency, CA:

(AGM), 3.25%, 9/1/22	350	354,781

(AGM), 3.50%, 9/1/23	510	526,692

(AGM), 3.75%, 9/1/25	500	530,530

(AGM), 4.00%, 9/1/26	500	530,940

		$5,965,055

Senior Living / Life Care — 0.1%

Berks County Industrial Development Authority, PA, (Highlands at Wyomissing), 3.95%, 5/15/24	$1,450	$1,471,156

		$1,471,156

Special Tax Revenue — 0.1%

New Jersey Economic Development Authority, (Motor Vehicle Surcharges), 3.80%, 7/1/22	$1,000	$1,010,070

Ohio County Commission, WV, (Fort Henry Economic Opportunity Development District - The Highlands), 5.25%, 3/1/31	335	340,048

		$1,350,118

Total Taxable Municipal Obligations — 3.6% (identified cost $41,106,665)		$44,136,341

Total Investments — 96.9% (identified cost $1,156,408,212)		$1,187,097,502

Other Assets, Less Liabilities — 3.1%		$37,991,060

Net Assets — 100.0%		$1,225,088,562

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At January 31, 2022, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is less than 10% individually.

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At January 31, 2022, 9.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.1% to 4.2% of total investments.

(1)	Amount is less than 0.05%.

(2)	Floating rate security. The stated interest rate represents the rate in effect at January 31, 2022.

(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2022, the aggregate value of these securities is $87,932,107 or 7.2% of the Fund’s net assets.

(4)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal.

(5)	When-issued/delayed delivery security.

Abbreviations:

AGC	–	Assured Guaranty Corp.

AGM	–	Assured Guaranty Municipal Corp.

AMBAC	–	AMBAC Financial Group, Inc.

AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	–	Build America Mutual Assurance Co.

LIBOR	–	London Interbank Offered Rate

NPFG	–	National Public Finance Guarantee Corp.

PSF	–	Permanent School Fund

SIFMA	–	Securities Industry and Financial Markets Association Municipal Swap Index

Currency Abbreviations:

USD	–	United States Dollar

19	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

January 31, 2022

Statement of Assets and Liabilities (Unaudited)

Assets	January 31, 2022

Investments, at value (identified cost, $1,156,408,212)	$1,187,097,502

Cash	9,178,279

Interest receivable	9,997,811

Receivable for investments sold	27,987,585

Receivable for Fund shares sold	1,501,741

Total assets	$1,235,762,918

Liabilities

Payable for when-issued/delayed delivery securities	$5,544,252

Payable for Fund shares redeemed	3,908,345

Distributions payable	275,971

Payable to affiliates:

Investment adviser and administration fee	623,078

Distribution and service fees	53,444

Accrued expenses	269,266

Total liabilities	$10,674,356

Net Assets	$1,225,088,562

Sources of Net Assets

Paid-in capital	$1,195,994,497

Distributable earnings	29,094,065

Net Assets	$1,225,088,562

Class A Shares

Net Assets	$115,310,120

Shares Outstanding	9,471,402

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$12.17

Maximum Offering Price Per Share

(100 ÷ 95.25 of net asset value per share)	$12.78

Class C Shares

Net Assets	$32,157,756

Shares Outstanding	2,642,274

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$12.17

Class I Shares

Net Assets	$1,077,620,686

Shares Outstanding	88,389,473

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$12.19

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

20	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

January 31, 2022

Statement of Operations (Unaudited)

Investment Income	Six Months Ended January 31, 2022

Interest	$16,366,188

Total investment income	$16,366,188

Expenses

Investment adviser and administration fee	$3,849,441

Distribution and service fees

Class A	154,604

Class C	177,568

Trustees’ fees and expenses	32,083

Custodian fee	150,600

Transfer and dividend disbursing agent fees	180,836

Legal and accounting services	11,826

Printing and postage	37,528

Registration fees	43,540

Miscellaneous	83,690

Total expenses	$4,721,716

Net investment income	$11,644,472

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$(2,362,440)

Net realized loss	$(2,362,440)

Change in unrealized appreciation (depreciation) —

Investments	$(50,293,841)

Net change in unrealized appreciation (depreciation)	$(50,293,841)

Net realized and unrealized loss	$(52,656,281)

Net decrease in net assets from operations	$(41,011,809)

21	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

January 31, 2022

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended January 31, 2022 (Unaudited)	Year Ended July 31, 2021

From operations —

Net investment income	$11,644,472	$28,023,058

Net realized gain (loss)	(2,362,440)	36,278,989

Net change in unrealized appreciation (depreciation)	(50,293,841)	22,186,632

Net increase (decrease) in net assets from operations	$(41,011,809)	$86,488,679

Distributions to shareholders —

Class A	$(2,815,176)	$(2,397,128)

Class C	(670,627)	(436,663)

Class I	(27,943,734)	(25,440,055)

Total distributions to shareholders	$(31,429,537)	$(28,273,846)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$5,768,460	$20,613,652

Class C	1,307,839	2,609,434

Class I	91,400,311	282,749,275

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	2,560,944	2,150,931

Class C	611,075	379,729

Class I	23,799,519	21,468,194

Cost of shares redeemed

Class A	(14,296,944)	(30,751,542)

Class C	(3,936,301)	(9,337,618)

Class I	(176,295,441)	(398,114,206)

Net asset value of shares converted

Class A	303,026	819,433

Class C	(303,026)	(819,433)

Net decrease in net assets from Fund share transactions	$(69,080,538)	$(108,232,151)

Net decrease in net assets	$(141,521,884)	$(50,017,318)

Net Assets

At beginning of period	$1,366,610,446	$1,416,627,764

At end of period	$1,225,088,562	$1,366,610,446

22	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

January 31, 2022

Financial Highlights

	Class A

	Six Months Ended January 31, 2022 (Unaudited)		Year Ended July 31,
			2021		2020		2019	2018	2017

Net asset value — Beginning of period	$12.870		$12.330		$12.310		$11.880	$11.960	$12.250

Income (Loss) From Operations

Net investment income	$0.099	(1)	$0.232	(1)	$0.262	(1)	$0.277 (1)	$0.251 (1)	$0.236

Net realized and unrealized gain (loss)	(0.508)		0.541		0.018	(2)	0.427	(0.084)	(0.239)

Total income (loss) from operations	$(0.409)		$0.773		$0.280		$0.704	$0.167	$(0.003)

Less Distributions

From net investment income	$(0.097)		$(0.233)		$(0.260)		$(0.274)	$(0.247)	$(0.236)

From net realized gain	(0.194)		—		—		—	—	(0.051)

Total distributions	$(0.291)		$(0.233)		$(0.260)		$(0.274)	$(0.247)	$(0.287)

Net asset value — End of period	$12.170		$12.870		$12.330		$12.310	$11.880	$11.960

Total Return(3)	(3.23	)%(4)	6.34%		2.32%		6.02%	1.41%	0.04%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$115,310		$127,729		$129,416		$127,094	$116,961	$112,632

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees	0.91	%(5)	0.92%		0.92%		0.94%	0.93%	0.96%

Interest and fee expense(6)	—		0.00	%(7)	0.00	%(7)	—	—	—

Total expenses	0.91	%(5)	0.92%		0.92%		0.94%	0.93%	0.96%

Net investment income	1.55	%(5)	1.84%		2.15%		2.32%	2.11%	2.02%

Portfolio Turnover	13	%(4)	62%		56%		34%	30%	53%

(1)	Computed using average shares outstanding.

(2)

The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

(7)	Amount is less than 0.005%.

23	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

January 31, 2022

Financial Highlights — continued

	Class C

	Six Months Ended January 31, 2022 (Unaudited)		Year Ended July 31,						Period Ended July 31, 2017
			2021		2020		2019	2018

Net asset value — Beginning of period	$12.870		$12.330		$12.300		$11.870	$11.960	$12.250

Income (Loss) From Operations

Net investment income	$0.051	(1)	$0.139	(1)	$0.171	(1)	$0.188 (1)	$0.161 (1)	$0.146

Net realized and unrealized gain (loss)	(0.508)		0.540		0.027	(2)	0.426	(0.093)	(0.239)

Total income (loss) from operations	$(0.457)		$0.679		$0.198		$0.614	$0.068	$(0.093)

Less Distributions

From net investment income	$(0.049)		$(0.139)		$(0.168)		$(0.184)	$(0.158)	$(0.146)

From net realized gain	(0.194)		—		—		—	—	(0.051)

Total distributions	$(0.243)		$(0.139)		$(0.168)		$(0.184)	$(0.158)	$(0.197)

Net asset value — End of period	$12.170		$12.870		$12.330		$12.300	$11.870	$11.960

Total Return(3)	(3.59	)%(4)	5.55%		1.64%		5.23%	0.57%	(0.71)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$32,158		$36,398		$41,939		$47,617	$51,587	$54,001

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees	1.66	%(5)	1.67%		1.67%		1.69%	1.69%	1.71%

Interest and fee expense(6)	—		0.00	%(7)	0.00	%(7)	—	—	—

Total expenses	1.66	%(5)	1.67%		1.67%		1.69%	1.69%	1.71%

Net investment income	0.80	%(5)	1.11%		1.40%		1.57%	1.35%	1.27%

Portfolio Turnover	13	%(4)	62%		56%		34%	30%	53%

(1)	Computed using average shares outstanding.

(2)

The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

(7)	Amount is less than 0.005%.

24	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

January 31, 2022

Financial Highlights — continued

	Class I

	Six Months Ended January 31, 2022 (Unaudited)		Year Ended July 31,
			2021		2020		2019	2018	2017

Net asset value — Beginning of period	$12.890		$12.350		$12.320		$11.900	$11.980	$12.270

Income (Loss) From Operations

Net investment income	$0.115	(1)	$0.263	(1)	$0.293	(1)	$0.306 (1)	$0.282 (1)	$0.265

Net realized and unrealized gain (loss)	(0.508)		0.542		0.028	(2)	0.418	(0.085)	(0.239)

Total income (loss) from operations	$(0.393)		$0.805		$0.321		$0.724	$0.197	$0.026

Less Distributions

From net investment income	$(0.113)		$(0.265)		$(0.291)		$(0.304)	$(0.277)	$(0.265)

From net realized gain	(0.194)				—		—	—	(0.051)

Total distributions	$(0.307)		$(0.265)		$(0.291)		$(0.304)	$(0.277)	$(0.316)

Net asset value — End of period	$12.190		$12.890		$12.350		$12.320	$11.900	$11.980

Total Return(3)	(3.10	)%(4)	6.60%		2.66%		6.19%	1.67%	0.29%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,077,621		$1,202,483		$1,245,273		$1,129,022	$840,654	$630,358

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees	0.66	%(5)	0.67%		0.67%		0.69%	0.68%	0.71%

Interest and fee expense(6)	—		0.00	%(7)	0.00	%(7)	—	—	—

Total expenses	0.66	%(5)	0.67%		0.67%		0.69%	0.68%	0.71%

Net investment income	1.80	%(5)	2.10%		2.40%		2.56%	2.37%	2.27%

Portfolio Turnover	13	%(4)	62%		56%		34%	30%	53%

(1)	Computed using average shares outstanding.

(2)

The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

(7)	Amount is less than 0.005%.

25	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

January 31, 2022

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Municipal Opportunities Fund (the Fund) is a diversified series of Eaton Vance Municipals Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund seeks to maximize after-tax total return. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase and, effective November 5, 2020, automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Fund intends to satisfy conditions which will enable it to designate distributions from the interest and dividend income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by the Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

As of January 31, 2022, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

26

Eaton Vance

Municipal Opportunities Fund

January 31, 2022

Notes to Financial Statements (Unaudited) — continued

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Floating Rate Notes Issued in Conjunction with Securities Held — The Fund may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby the Fund may sell a variable or fixed rate bond for cash to a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), while at the same time, buying a residual interest in the assets and cash flows of the SPV. The bond is deposited into the SPV with the same CUSIP number as the bond sold to the SPV by the Fund, and which may have been, but is not required to be, the bond purchased from the Fund (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by the Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the Bond held by the SPV transferred to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would generally pay the SPV the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Fund accounts for the transaction described above as a secured borrowing by including the Bond in its Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in its Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the SPV for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. Interest expense related to the Fund’s liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. The Fund had no Floating Rate Notes outstanding during the six months ended January 31, 2022.

In certain circumstances, the Fund may enter into shortfall and forbearance agreements with brokers by which the Fund agrees to reimburse the broker for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Fund had no shortfalls as of January 31, 2022.

The Fund may also purchase residual interest bonds in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.

The Fund’s investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Fund’s investment policies do not allow the Fund to borrow money except as permitted by the 1940 Act. Management believes that the Fund’s restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Fund’s Statement of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Fund’s restrictions apply. Residual interest bonds held by the Fund are securities exempt from registration under Rule 144A of the Securities Act of 1933.

I  When-Issued Securities and Delayed Delivery Transactions — The Fund may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.

J  Interim Financial Statements — The interim financial statements relating to January 31, 2022 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

The net investment income of the Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of

27

Eaton Vance

Municipal Opportunities Fund

January 31, 2022

Notes to Financial Statements (Unaudited) — continued

the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The cost and unrealized appreciation (depreciation) of investments of the Fund at January 31, 2022, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,155,637,487

Gross unrealized appreciation	$42,557,792

Gross unrealized depreciation	(11,097,777)

Net unrealized appreciation	$31,460,015

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory and administrative services rendered to the Fund. The investment adviser and administration fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly:

Average Daily Net Assets	Annual Fee Rate

Up to $500 million	0.600%

$500 million but less than $1 billion	0.575%

$1 billion but less than $2.5 billion	0.550%

$2.5 billion but less than $5 billion	0.530%

$5 billion and over	0.515%

For the six months ended January 31, 2022, the investment adviser and administration fee amounted to $3,849,441 or 0.58% (annualized) of the Fund’s average daily net assets.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended January 31, 2022, EVM earned $6,994 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $2,115 as its portion of the sales charge on sales of Class A shares for the six months ended January 31, 2022. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended January 31, 2022, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended January 31, 2022 amounted to $154,604 for Class A shares. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended January 31, 2022, the Fund paid or accrued to EVD $133,176 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of

28

Eaton Vance

Municipal Opportunities Fund

January 31, 2022

Notes to Financial Statements (Unaudited) — continued

shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended January 31, 2022 amounted to $44,392 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended January 31, 2022, the Fund was informed that EVD received approximately $2,000 and $100 of CDSCs paid by Class A and Class C shareholders, respectively.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $175,470,820 and $294,289,452, respectively, for the six months ended January 31, 2022.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended January 31, 2022 (Unaudited)	Year Ended July 31, 2021

Sales	455,536	1,643,229

Issued to shareholders electing to receive payments of distributions in Fund shares	204,336	171,659

Redemptions	(1,133,665)	(2,452,525)

Converted from Class C shares	24,021	65,882

Net decrease	(449,772)	(571,755)

Class C	Six Months Ended January 31, 2022 (Unaudited)	Year Ended July 31, 2021

Sales	103,310	207,464

Issued to shareholders electing to receive payments of distributions in Fund shares	48,798	30,383

Redemptions	(313,949)	(745,280)

Converted to Class A shares	(24,024)	(65,926)

Net decrease	(185,865)	(573,359)

Class I	Six Months Ended January 31, 2022 (Unaudited)	Year Ended July 31, 2021

Sales	7,228,213	22,527,938

Issued to shareholders electing to receive payments of distributions in Fund shares	1,895,637	1,710,554

Redemptions	(14,006,089)	(31,791,937)

Net decrease	(4,882,239)	(7,553,445)

29

Eaton Vance

Municipal Opportunities Fund

January 31, 2022

Notes to Financial Statements (Unaudited) — continued

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 25, 2022. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate

(SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2021, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended January 31, 2022.

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2022, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Corporate Bonds	$—	$14,596,701	$—	$14,596,701

Tax-Exempt Mortgage-Backed Securities	—	471,373	—	471,373

Tax-Exempt Municipal Obligations	—	1,127,893,087	—	1,127,893,087

Taxable Municipal Obligations	—	44,136,341	—	44,136,341

Total Investments	$—	$1,187,097,502	$—	$1,187,097,502

10  Risks and Uncertainties

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Fund’s performance, or the performance of the securities in which the Fund invests.

30

Eaton Vance

Municipal Opportunities Fund

January 31, 2022

Officers and Trustees

Officers

Eric A. Stein

President

Deidre E. Walsh

Vice President

James F. Kirchner

Treasurer

Jill R. Damon

Secretary

Richard F. Froio

Chief Compliance Officer

Trustees

George J. Gorman

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

Valerie A. Mosley

William H. Park

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

31

Eaton Vance Funds

Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

∎   Social Security number and income

∎   investment experience and risk tolerance

∎   checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing

Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Please note:

If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.

Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

32

Eaton Vance Funds

Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?

We collect your personal information, for example, when you

∎   open an account or make deposits or withdrawals from your account

∎   buy securities from us or make a wire transfer

∎   give us your contact information

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

∎   sharing for affiliates’ everyday business purposes — information about your creditworthiness

∎   affiliates from using your information to market to you

∎   sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

∎   Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ∎ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ∎ Eaton Vance doesn’t jointly market.
Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

33

Eaton Vance Funds

IMPORTANT NOTICES

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

34

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

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7778    1.31.22

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	March 28, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 28, 2022

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	March 28, 2022